    As filed with the Securities and Exchange Commission on April 11, 2006

                                          REGISTRATION STATEMENT NO. 333-113533
                                                                     811-09215
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-6

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 2

                                    AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 32

                               -----------------

             THE TRAVELERS FUND UL III FOR VARIABLE LIFE INSURANCE
                          (Exact name of Registrant)

                        THE TRAVELERS INSURANCE COMPANY
                              (Name of Depositor)

                               -----------------

                One Cityplace, Hartford, Connecticut 06103-3415
             (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: 860-308-1000

                             MARIE C. SWIFT, ESQ.
                      Metropolitan Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[X] on May 1, 2006 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being registered: Flexible Premium Variable Life Insurance Policies


================================================================================

             CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV
                               POLICY PROSPECTUS


                                  MAY 1, 2006

       CORPORATE OWNED FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

 ISSUED BY: METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL
                        III FOR VARIABLE LIFE INSURANCE
This prospectus describes information you should know before you purchase the Policy, a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) (We or the Company)*. Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy's primary features. SOME POLICY FEATURES MAY NOT BE AVAILABLE IN SOME STATES AND THERE MAY BE VARIATIONS IN YOUR POLICY FROM DESCRIPTIONS CONTAINED IN THIS PROSPECTUS BECAUSE OF DIFFERENCES IN STATE LAW. We use certain terms throughout this prospectus, which are defined in APPENDIX A. The language of the Policy itself determines your rights and obligations under the Policy. Please keep this prospectus for future reference.
As a LIFE INSURANCE POLICY, the Policy is a contract between you and the Company. The Policy is designed for corporations and employers to provide insurance protection on the life of Insured employees and to build Contract Value. The Policy has a MINIMUM STATED AMOUNT OF $50,000 and a MINIMUM TARGET PREMIUM OF $100,000 PER CASE. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Named Insured (INSURED). Premium Payments are flexible in both frequency and amount. You can build Contract Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in Mutual Funds (THE FUNDS) . A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. Investment Options that invest in the following Funds are available for Policies purchased on or after May 1, 2006:
Dreyfus Stock Index Fund, Inc -- Initial Shares
AIM VARIABLE INSURANCE FUNDS (SERIES I)
 AIM V.I. International Growth Fund
AMERICAN FUNDS INSURANCE SERIES (CLASS 2)
 American Funds Global Growth Fund
 American Funds Growth Fund
 American Funds Growth-Income Fund
DELAWARE VIP TRUST (STANDARD CLASS)
 Delaware VIP Small Cap Value Series
DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
 Dreyfus Variable Investment Fund Appreciation Portfolio
 Dreyfus Variable Investment Fund Developing Leaders Portfolio
DWS INVESTMENT VIT FUNDS (CLASS A)+
 DWS Small Cap Index VIP+
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Templeton Developing Markets Securities Fund -- Class 2
 Templeton Foreign Securities Fund -- Class 2
 Templeton Global Asset Allocation Fund -- Class 1
 Templeton Global Income Securities Fund -- Class 1
JANUS ASPEN SERIES (SERVICE SHARES)
 Global Technology Portfolio
 LEGG MASON PARTNERS INVESTMENT SERIES (CLASS A)+
 Legg Mason Partners Variable Government Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. (CLASS I)+
 Legg Mason Partners Variable All Cap Portfolio+
 Legg Mason Partners Variable Investors Portfolio+
 Legg Mason Partners Variable Total Return Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
 Legg Mason Partners Variable Equity Index Portfolio -- Class I+
 Legg Mason Partners Variable Fundamental Value Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
 Legg Mason Partners Variable Aggressive Growth Portfolio+
 Legg Mason Partners Variable Large Cap Growth Portfolio+
 Legg Mason Partners Variable Social Awareness Stock Portfolio+
MET INVESTORS SERIES TRUST
 Batterymarch Mid-Cap Stock Portfolio -- Class A+
 Harris Oakmark International Portfolio -- Class A+
 Janus Capital Appreciation Portfolio -- Class A+
 Lord Abbett Bond Debenture Portfolio -- Class A+
 Lord Abbett Growth and Income Portfolio -- Class B+
 Lord Abbett Mid-Cap Value Portfolio -- Class B+


 Met/AIM Capital Appreciation Portfolio -- Class A+
 Met/AIM Small Cap Growth Portfolio -- Class A+
 Neuberger Berman Real Estate Portfolio -- Class A+
METROPOLITAN SERIES FUND, INC.
 BlackRock Aggressive Growth Portfolio -- Class D+
 BlackRock Bond Income Portfolio -- Class A+
 BlackRock Money Market Portfolio -- Class A+
 FI Large Cap Portfolio -- Class A+
 FI Value Leaders Portfolio -- Class D+
 MFS Total Return Portfolio -- Class F+
 Oppenheimer Global Equity Portfolio -- Class B+
 T. Rowe Price Large Cap Growth Portfolio -- Class B+
 Western Asset Management High Yield Bond Portfolio -- Class A+
 Western Asset Management U.S. Government Portfolio -- Class A+
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)
 Low Duration Portfolio
 Real Return Portfolio
 Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
 Pioneer Mid Cap Value VCT Portfolio
PUTNAM VARIABLE TRUST (CLASS IB)
 Putnam VT Small Cap Value Fund
ROYCE CAPITAL FUND
 Royce Micro-Cap Portfolio
 Royce Small-Cap Portfolio
THE MERGER FUND VL
 The Merger Fund VL
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS 1)
 Emerging Markets Equity Portfolio
VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
 VIP Contrafund(R) Portfolio
 VIP Mid Cap Portfolio
 VIP Overseas Portfolio
METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION PORTFOLIOS (CLASS B)
 MetLife Conservative Allocation Portfolio+
 MetLife Conservative to Moderate Allocation Portfolio+
 MetLife Moderate Allocation Portfolio+
 MetLife Moderate to Aggressive Allocation Portfolio+
 MetLife Aggressive Allocation Portfolio+

--------

 (+)This Fund has been subject to a merger, substitution or name change. Please see "The Funds" for more information.

 * The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a Policy endorsement notifying you of the name change once it has occurred.
To learn more about the Policy you can request a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission, and it is incorporated by reference into this prospectus. To request a copy, write to MetLife Insurance Company of Connecticut, Specialized Benefit Resources, P.O. Box 990028, Hartford, Connecticut 06199-0028, call 1-877-942-2654 or access the SEC's website (http://www.sec.gov).

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
VARIABLE LIFE INSURANCE POLICIES ARE NOT DEPOSITS OF ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER GOVERNMENT AGENCY. REPLACING EXISTING INSURANCE WITH THIS POLICY MAY NOT BE TO YOUR ADVANTAGE.

                               TABLE OF CONTENTS

          SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS.........  4
            Policy Summary.......................................  4
            Principal Policy Benefits............................  4
            Principal Policy Risks...............................  6
            Fund Company Risks...................................  7
          FEE TABLES.............................................  8
            Transaction Fees.....................................  8
            Periodic Charges other than Fund Operating
             Expenses............................................  9
            Charges for Optional Riders.......................... 10
            Fund Charges and Expenses............................ 10
          DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT
            AND FUNDS............................................ 16
            The Insurance Company................................ 16
            The Separate Account and its Investment Options...... 16
            The Funds............................................ 17
            Voting Rights........................................ 22
            Conflicts of Interest................................ 23
            The Fixed Account.................................... 23
          POLICY CHARGES AND DEDUCTIONS.......................... 23
            Charges Against Premium.............................. 24
            Charges Against Contract Value....................... 24
            Charges Against the Separate Account................. 25
            Fund Charges......................................... 25
            Modification, Reserved Rights and Other Charges...... 25
            Policy Description................................... 26
            Applying for a Policy................................ 26
            Right to Cancel (free look period)................... 26
            When Coverage Begins................................. 27
            Income Tax Free 'Section 1035' Exchanges............. 27
            Ownership/Policy Rights.............................. 27
          PREMIUMS............................................... 29
            Amount, Frequency and Duration of Premium
             Payments............................................ 29
            Allocation of Premium Payments....................... 29
          VALUES UNDER YOUR POLICY............................... 30
            Contract Value....................................... 30
            Investment Option Valuation.......................... 30
            Fixed Account Valuation.............................. 31
            Loan Account Valuation............................... 31
          TRANSFERS.............................................. 32
            Transfers of Contract Value.......................... 32
            Transfer of Contract Value from the Fixed Account to
             the Investment Options.............................. 33
            Transfer of Contract Value from the Investment
             Options to the Fixed Account........................ 33
            Dollar-Cost Averaging (DCA Program).................. 33
            Portfolio Rebalancing................................ 34

          DEATH BENEFIT..........................................  34
            Death Benefit Examples...............................  35
            Changing the Death Benefit Option....................  36
            Paying the Death Benefit and Payment Options.........  36
          BENEFITS AT MATURITY...................................  36
          OTHER BENEFITS.........................................  37
            Exchange Option......................................  37
            Insured Term Rider (Supplemental Insurance Benefits).  37
            Cash Value Enhancement Rider.........................  37
          POLICY SURRENDERS......................................  38
            Full Surrender.......................................  38
            Partial Surrender....................................  38
          POLICY LOANS...........................................  38
            Loan Conditions......................................  38
            Effects of Loans.....................................  39
          LAPSE AND REINSTATEMENT................................  39
            Lapse................................................  39
            Grace Period.........................................  39
            Reinstatement........................................  40
          FEDERAL TAX CONSIDERATIONS.............................  40
            Potential Benefits of Life Insurance.................  40
            Tax Status of the Policy.............................  41
            Tax Treatment of Policy Benefits.....................  42
          OTHER TAX CONSIDERATIONS...............................  44
            Insurable Interest...................................  44
            The Company's Income Taxes...........................  44
            Alternative Minimum Tax..............................  44
          DISTRIBUTION & COMPENSATION............................  45
          OTHER POLICY INFORMATION...............................  47
            Payment and Suspension of Valuation..................  47
            Policy Statements....................................  47
            Limits on Right to Contest and Suicide Exclusion.....  47
            Misstatement as to Sex and Age.......................  47
            Policy Changes.......................................  48
            Emergency Procedure..................................  48
            Restrictions on Financial Transactions...............  48
          LEGAL PROCEEDINGS......................................  49
          FINANCIAL STATEMENTS...................................  49
          APPENDIX A: GLOSSARY OF TERMS USED THROUGHOUT
            THIS PROSPECTUS...................................... A-1
          APPENDIX B: TARGET PREMIUM PER $1,000 OF STATED
            AMOUNT............................................... B-1
          APPENDIX C: CASH VALUE ACCUMULATION TEST
            FACTORS.............................................. C-1
          APPENDIX D: HYPOTHETICAL ILLUSTRATIONS................. D-1

                SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS
--------------------------------------------------------------------------------

This section provides a summary of the Policy and the principal policy benefits and risks. YOU SHOULD READ THE ENTIRE PROSPECTUS BEFORE PURCHASING THE POLICY. IMPORTANT DETAILS REGARDING THE POLICY ARE CONTAINED IN OTHER SECTIONS OF THIS PROSPECTUS.

                                POLICY SUMMARY


Corporate Owned Variable Universal Life Insurance IV is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.


                           PRINCIPAL POLICY BENEFITS

   .   Death Benefit

       We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (THE STATED AMOUNT) that you wish to purchase on the Insured. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Contract Value of your Policy (THE MINIMUM AMOUNT INSURED). Generally, the Contract Value of your Policy is the sum of the values in the Investment Options and the Fixed Account, plus your Loan Account Value.

       In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are three Death Benefit options available:

      .   OPTION 1 -- LEVEL OPTION: the Death Benefit will be the greater of
          (i) the Stated Amount or (ii) the Minimum Amount Insured on the Insured's date of death.

      .   OPTION 2 -- VARIABLE OPTION: the Death Benefit will be the greater of
          (i) the Stated Amount plus the Contract Value of the Policy or
          (ii) the Minimum Amount Insured on the Insured's date of death.

      . OPTION 3 -- ANNUAL INCREASE OPTION: the Death Benefit will be the greater of:

         1. (a) plus (b) where: (a) is the Stated Amount as of the Insured's date of death; and (b) is the greater of zero and the lesser of
            (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less any partial surrenders accumulated at the interest rate shown on the Policy Summary: OR

         2. the Minimum Amount Insured on the Insured's date of death.

       The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders and Outstanding Loans and charges.

   .   POLICY SURRENDERS (WITHDRAWALS)

       You may withdraw some or all of your money from your Policy.

   .   POLICY LOANS

       You may borrow against your Policy using your Policy as collateral.

   .   THE INVESTMENT OPTIONS AND THE CORRESPONDING FUNDS

       You may select from a wide variety of Investment Options. Each Investment Option invests directly in a professionally managed Fund. You may transfer Contract Value among any of the Investment Options and the Fixed Account while continuing to defer current income taxes.

   .   THE FIXED ACCOUNT

       You may allocate Premium Payments and transfer Contract Value to the Fixed Account. The Fixed Account is credited interest at an effective annual rate guaranteed to be at least 3%. Transfers of Contract Value into or out of the Fixed Account are permitted subject to certain restrictions.

   .   FLEXIBLE PREMIUM PAYMENTS

       After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

   .   TAX-FREE DEATH BENEFIT

       Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit.

   .   RIGHT TO CANCEL PERIOD

       We urge you to examine your Policy closely. When you receive your Policy, the Right to Cancel Period begins. This period is at least ten
       (10) days, or more if required by state law. If, for any reason, you are not satisfied, you may return the Policy to us during the Right to Cancel Period for a refund.

   .   DOLLAR-COST AVERAGING

       Under this program, you invest the same amount of money at regular intervals, so you are buying more units when the market is down and fewer units when the market is high. The potential benefit is to lower your average cost per unit.

   .   PORTFOLIO REBALANCING

       This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to automatically reallocate values in your Policy periodically to help keep your investments properly aligned with your investment strategy.

   .   EXCHANGE OPTION

       During the first two Policy Years you can transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law).

   .   PERSONALIZED ILLUSTRATIONS


       You may request personalized illustrations for the Policy that reflect your age, sex, underwriting classification, the specified insurance benefits and the premium requested. These hypothetical illustrations may help you to understand how the Contract Value and Death Benefit can change over time and how the investment performance of the Funds impact the Contract Value and the Death Benefit. The illustrations may also help you compare the Policy to other life insurance policies. Personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Contract Value. We have included an example of such an illustration as Appendix D to this prospectus.

                            PRINCIPAL POLICY RISKS

   .   POOR FUND PERFORMANCE (INVESTMENT RISK)

       The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Contract Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero, even if you send us your Planned Premium Payments (as illustrated). In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

   .   TAX RISKS

       We believe, but do not guarantee, that the Policy should be considered a life insurance policy under federal tax law. If the Policy was determined not to be a life insurance policy for federal tax purposes, you may be considered to be in constructive receipt of Contract Value, with adverse tax consequences, and all or a part of the proceeds paid under the Policy may be taxable to the Beneficiary. There is also a possibility that even if your Policy is treated as life insurance for federal tax purposes, it could be treated as a modified endowment contract (MEC) under federal tax laws (usually if your Premium Payments in the first seven policy years or less exceed certain limits). If your Policy is a MEC, partial surrenders, collateral assignments and Policy loans could incur taxes, and any distributions or deemed distributions could incur the additional 10% tax on early withdrawals. Finally, tax laws and regulations impacting this Policy and your tax status are always subject to change.

   .   POLICY LAPSE

       There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

   .   POLICY WITHDRAWAL LIMITATIONS

       The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Contract Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

   .   EFFECTS OF POLICY LOANS

       A Policy loan, whether or not repaid, will affect your Policy's Contract Value over time because we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options or the interest credited to the Fixed Account. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

   .   CREDIT RISK

       The Death Benefit guarantees, rider guarantees and the Fixed Account obligations depend on the Company's financial ability to fulfill their obligations. You should review the Company's financial statements, which are available upon request and are attached to the Statement of Additional Information.

   .   POLICY IS NOT SUITED FOR SHORT-TERM INVESTMENT

       We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.

   .   FLEXIBLE PREMIUM PAYMENTS

       Even if you send us your Planned Premium (as illustrated) your Policy may still lapse if poor investment performance and/or certain Policy transactions substantially reduce your Contract Value.

   .   INCREASE IN CURRENT FEES AND EXPENSES

       Certain Policy fees and expenses are currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

                              FUND COMPANY RISKS

   . A comprehensive discussion of the risks of each Fund may be found in each Fund Company's prospectus.

   . Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund.

       A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

       There is no assurance that any of the Funds will achieve their stated investment objective.

                                  FEE TABLES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Maximum Guaranteed Charge, the Current Charge and, where the amount of a charge depends on the Insured's characteristics, such as age or rating classification, the charge for a Sample Insured.

                               TRANSACTION FEES


                                            WHEN WE DEDUCT THE
               CHARGE                             CHARGE                                  AMOUNT DEDUCTED/(1)/
----------------------------------------------------------------------------------------------------------------
Front-End Sales Expense Charges*       Upon receipt of each          Current Charge:    Applied as a percentage
                                       Premium Payment                                  of each Premium
                                                                                        Payment (See Chart
                                                                                        Below)/(2)/
                                                                     -------------------------------------------
                                                                     GUARANTEED CHARGE: IN ALL POLICY YEARS: 12%
                                                                                        OF PREMIUM PAYMENTS
                                                                                        UP TO THE TARGET
                                                                                        PREMIUM AND 8% ON
                                                                                        PREMIUM PAYMENTS IN
                                                                                        EXCESS OF THE TARGET
                                                                                        PREMIUM
----------------------------------------------------------------------------------------------------------------
Surrender Charge                       When you fully or             Current Charge:    No charge
                                       partially surrender your
                                       Policy
                                                                     -------------------------------------------
                                                                     GUARANTEED CHARGE: NO CHARGE
----------------------------------------------------------------------------------------------------------------
Transfer Charge                        When you transfer Cash        Current Charge:    No charge
                                       Value among the
                                       Investment Options
                                                                     -------------------------------------------
                                                                     GUARANTEED CHARGE: UP TO SIX FREE TRANSFERS
                                                                                        A YEAR; $10 PER TRANSFER
                                                                                        THEREAFTER
----------------------------------------------------------------------------------------------------------------
Dollar-Cost Averaging (DCA Program)    When you make a transfer      Current Charge:    No charge/(3)/
                                       under the DCA program
----------------------------------------------------------------------------------------------------------------
                                                                     GUARANTEED CHARGE: UP TO SIX FREE TRANSFERS
                                                                                        A YEAR; $10 PER TRANSFER
                                                                                        THEREAFTER
----------------------------------------------------------------------------------------------------------------
Illustrations                          When you request an           Current Charge:    No charge
                                       illustration after the policy
                                       is issued
                                                                     -------------------------------------------
                                                                     GUARANTEED CHARGE: $15 PER ILLUSTRATION
                                                                     -------------------------------------------


--------
 * The current and guaranteed charges for the Front-End Sales Expense Charge includes the Premium Tax Charge and the Federal Deferred Acquisition Cost Charge. See "Policy Charges and Deductions" for more information.
 (1)Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates may vary depending on the age, gender, policy duration and the amount of insurance coverage. This rate may not be representative of the charge that a particular policy owner would pay. To obtain information on the rates/charges that would apply to you, please contact your agent or registered representative.

(2)              SALES EXPENSE CHARGES APPLIED ON A CURRENT BASIS
                 -----------------------------------------------
    POLICY YEARS UP TO TARGET PREMIUM     ABOVE TARGET PREMIUM
    ------------ --------------------     --------------------
     Year 1-2              7%                     2.25%
     Years 3-7             6%                     2.25%
     Years 8+            3.5%                     2.25%

 (3)For DCA Program purposes only, a transfer consists of all transfers occurring on the same day pursuant to your directions on the DCA authorization form.

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund expenses.

              PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


                                 WHEN WE DEDUCT THE
CHARGE                                 CHARGE                                        AMOUNT DEDUCTED*
----------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge      Monthly on the           Current Charge:     Rates per $1000 of Insurance
(COI) /(1)/                   Deduction Day                                Risk for the First Year of
                                                                           Coverage:
                                                                           Minimum: $0.015319/(2)/
                                                                           Maximum: $32.834480/(3)/
                                                       ---------------------------------------------------------
                                                       GUARANTEED CHARGE:  RATES PER $1000 OF INSURANCE
                                                                           RISK FOR FIRST YEAR OF COVERAGE:
                                                                           MINIMUM: $0.0884/(4)/
                                                                           MAXIMUM: $45.0595/(3)/
                                                       ---------------------------------------------------------
                                                       Sample Charge for a Rates per $1000 of Insurance
                                                       47 year-old non-    Risk for First Year of Coverage:
                                                       smoking male        Current: $0.0842
                                                       (guaranteed issue)  Guaranteed: $0.4620
----------------------------------------------------------------------------------------------------------------
Policy Administrative         Monthly on the           Current Charge:     $5.00
Expense Charges               Deduction Date
                                                       ---------------------------------------------------------
                                                       GUARANTEED CHARGE:  $10.00
----------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk    Daily from the           Current Charge:     0.20% on an annual basis of the
(M&E) Charge/(5)/             unloaned portion of                          amounts in the Investment
                              the Contract Value                           Options for Policy Years 1-25
                              invested in the                              and 0.05% thereafter
                              Separate Account
----------------------------------------------------------------------------------------------------------------
                                                       GUARANTEED CHARGE:  0.75% ON AN ANNUAL BASIS FOR
                                                                           ALL POLICY YEARS
----------------------------------------------------------------------------------------------------------------
Monthly Sales Expense Charge  Monthly for the first 20 Current Charge:     The monthly rate per thousand
                              Policy Years and for                         is equal to: $0.10 times the
                              20 Policy Years                              percentage of initial Stated
                              following an increase                        Amount. This monthly rate is
                              in the Stated Amount                         applied to the greater of (1) and
                              on the Deduction Date                        (2) where (1) is equal to 6 times
                              from unloaned portion                        the first year Premium
                              of the Contract Value                        Payments, and (2) is equal to the
                                                                           lesser of (a) and (b) where (a) is
                                                                           equal to the initial total Death
                                                                           Benefit and (b) is equal to the
                                                                           product of (i) initial total Benefit,
                                                                           and (ii) the target premium
                                                                           factor per thousand (see
                                                                           Appendix B), and (iii) 2%.
                                                       ---------------------------------------------------------
                                                       GUARANTEED CHARGE:  SAME AS CURRENT CHARGE.
----------------------------------------------------------------------------------------------------------------
Net Cost of Policy Loans/(6)/ In arrears, at the end   Current Charge:     0.60% on an annual basis of the
                              of each Policy Year                          loan amount for the first ten (10)
                              from the Loan Account                        Policy Years, 0.50% for Policy
                                                                           Years eleven (11) through
                                                                           twenty (20), and 0.15%
                                                                           thereafter.
                                                       ---------------------------------------------------------
                                                       GUARANTEED CHARGE:  1.00% ON AN ANNUAL BASIS OF THE
                                                                           LOAN AMOUNT FOR ALL POLICY YEARS
----------------------------------------------------------------------------------------------------------------


--------
 (1)The current cost of insurance charges shown are for a preferred nonsmoker underwriting and risk class while the Guaranteed charges are based on the 1980 Commissioners Standard Ordinary (1980 CSO Tables). The cost of insurance rates listed do not reflect the addition of any "flat extras." Flat extras account for adverse risks that, if applied, would increase the cost-of-insurance rates shown above.
 (2)Sample charge for a 27-year-old female preferred non-smoker.
 (3)Sample charge for an 80-year-old male fully underwritten as sub-standard smoker Table 10.

 (4)Sample charge for a 20-year-old female preferred non-smoker (any underwriting class).
 (5)We are waiving the following amounts of the Mortality and Expense Risk Charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U. S. Government Portfolio of the Metropolitan Series Fund, Inc. and an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.
 (6)The Policy Loan cost reflects the difference between the loan interest rate charged and the loan interest rate credited (see the Policy Loans section for more information).

                          CHARGES FOR OPTIONAL RIDERS


                                    WHEN WE DEDUCT THE
CHARGE                                    CHARGE                                       AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------
Insured Term Rider (2 parts of Monthly on the Deduction Day Current Charge:     Rates per $1000 of Term
the charge) (1) Cost of                                                         Insurance Risk for the First
Insurance                                                                       Year of Coverage:
                                                                                Minimum: $0.015319/(1)/
                                                                                Maximum: $32.834480/(2)/
                                                            --------------------------------------------------
                                                            GUARANTEED CHARGE:  RATES PER $1000 OF TERM
                                                                                INSURANCE RISK FOR FIRST
                                                                                YEAR OF COVERAGE:
                                                                                MINIMUM: $0.0972/(3)/
                                                                                MAXIMUM: $49.0595/(2)/
                                                            --------------------------------------------------
                                                            Sample Charge for a Rates per $1000 of Term
                                                            47 year-old non-    Insurance Risk for First Year
                                                            smoking male        of Coverage:
                                                            (guaranteed issue)  Current: $0.842
                                                                                Guaranteed: $0.5082
                                                            --------------------------------------------------
(2) Monthly Sales Load                                      Current Charge:     $0.00
                                                            --------------------------------------------------
                                                            GUARANTEED CHARGE:  THE MONTHLY RATE PER
                                                                                THOUSAND IS EQUAL TO: $0.10
                                                                                TIMES THE PERCENTAGE OF
                                                                                INITIAL TERM STATED AMOUNT.
                                                                                THIS MONTHLY RATE IS APPLIED
                                                                                TO THE GREATER OF (1) AND (2)
                                                                                WHERE (1) IS EQUAL TO 6
                                                                                TIMES THE FIRST YEAR
                                                                                PREMIUM AND (2) IS EQUAL TO
                                                                                THE LESSER OF (A) AND (B)
                                                                                WHERE: (A) IS EQUAL TO THE
                                                                                INITIAL TOTAL DEATH BENEFIT
                                                                                AND (B) IS EQUAL TO THE
                                                                                PRODUCT OF: (I) INITIAL TOTAL
                                                                                DEATH BENEFIT, (II) THE TARGET
                                                                                PREMIUM FACTOR PER
                                                                                THOUSAND (SEE APPENDIX B),
                                                                                AND (III) 2%.
--------------------------------------------------------------------------------------------------------------
Cash Value Enhancement         Not applicable               CURRENT CHARGE:     No Charge
Rider
                                                            --------------------------------------------------
                                                            GUARANTEED CHARGE:  No Charge
                                                            --------------------------------------------------

--------
 (1)Sample charge for a 27-year-old female preferred non-smoker.
 (2)Sample charge for an 80-year-old male fully underwritten as a sub-standard smoker Table 10.
 (3)Sample charge for a 20-year-old female preferred non-smoker.

                           FUND CHARGES AND EXPENSES

The next tables describe the Fund fees and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.


The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2005. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2005, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES


                                                           MINIMUM MAXIMUM
                                                           ------- -------
     TOTAL ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from Underlying Fund
     assets, including management fees, distribution
     and/or service fees (12b-1) fees, and other expenses)  0.27%   6.41%

FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                                                                  NET TOTAL
                                                                                                                   ANNUAL
                                                                                                                  OPERATING
                                                                                                                  EXPENSES
                                                                                                                  INCLUDING
                                                  DISTRIBUTION                        CONTRACTUAL FEE NET TOTAL      NET
                                                     AND/OR              TOTAL ANNUAL  WAIVER AND/OR    ANNUAL   EXPENSES OF
                                      MANAGEMENT SERVICE(12B-1)  OTHER    OPERATING       EXPENSE     OPERATING  UNDERLYING
FUND                                     FEE          FEES      EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES** PORTFOLIOS
----                                  ---------- -------------- -------- ------------ --------------- ---------- -----------
Dreyfus Stock Index Fund, Inc. --
Initial Shares.......................    0.25%         --         0.02%      0.27%          --        0.27%
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. International Growth Fund
   -- Series I.......................    0.73%         --         0.38%      1.11%          --        1.11%
  American Funds Insurance Series....
  American Funds Global Growth
   Fund -- Class 2*..................    0.58%        0.25%       0.04%      0.87%          --        0.87%
  American Funds Growth Fund --
   Class 2*..........................    0.33%        0.25%       0.02%      0.60%          --        0.60%
  American Funds Growth-Income
   Fund -- Class 2*..................    0.28%        0.25%       0.01%      0.54%          --        0.54%
DELAWARE VIP TRUST
  Delaware VIP Small Cap Value
   Series -- Standard Class..........    0.73%         --         0.12%      0.85%          --        0.85%
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment Fund
   Appreciation Portfolio -- Initial
   Shares............................    0.75%         --         0.05%      0.80%          --        0.80%
  Dreyfus Variable Investment Fund
   Developing Leaders Portfolio --
   Initial Shares....................    0.75%         --         0.06%      0.81%          --        0.81%
DWS INVESTMENT VIT FUNDS
  DWS Small Cap Index VIP -- Class
   A.................................    0.35%         --         0.16%      0.51%          --        0.51%/(1)/
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
  Franklin Small-Mid Cap Growth
   Securities Fund -- Class 2*+......    0.48%        0.25%       0.28%      1.01%         0.02%      0.99%/(2)/
  Templeton Developing Markets
   Securities Fund -- Class 2*.......    1.24%        0.25%       0.29%      1.78%          --        1.78%
  Templeton Foreign Securities Fund
   -- Class 2*.......................    0.65%        0.25%       0.17%      1.07%         0.05%      1.02%/(3)/
  Templeton Global Asset Allocation
   Fund -- Class 1...................    0.60%         --         0.26%      0.86%         0.01%      0.85%/(3)/
  Templeton Global Income Securities
   Fund -- Class 1...................    0.62%         --         0.12%      0.74%          --        0.74%
JANUS ASPEN SERIES
  Global Technology Portfolio --
   Service Shares*...................    0.64%        0.25%       0.09%      0.98%          --        0.98%
LEGG MASON PARTNERS INVESTMENT
SERIES
  Legg Mason Partners Variable
   Government Portfolio -- Class
   A++...............................    0.55%         --         0.10%      0.65%          --        0.65%
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS I, INC.
  Legg Mason Partners Variable All
   Cap Portfolio -- Class I..........    0.75%         --         0.07%      0.82%          --        0.82%
  Legg Mason Partners Variable
   Investors Portfolio -- Class I....    0.65%         --         0.06%      0.71%          --        0.71%

                                                                                                                NET TOTAL
                                                                                                                 ANNUAL
                                                                                                                OPERATING
                                                                                                                EXPENSES
                                                                                                                INCLUDING
                                             DISTRIBUTION                        CONTRACTUAL FEE NET TOTAL         NET
                                                AND/OR              TOTAL ANNUAL  WAIVER AND/OR    ANNUAL      EXPENSES OF
                                 MANAGEMENT SERVICE(12B-1)  OTHER    OPERATING       EXPENSE     OPERATING     UNDERLYING
FUND                                FEE          FEES      EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES**    PORTFOLIOS
----                             ---------- -------------- -------- ------------ --------------- ----------- -----------
 Legg Mason Partners Variable
   Total Return Portfolio --
   Class I......................    0.75%         --         0.18%      0.93%          --        0.93%/(4)/
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS II
 Legg Mason Partners Variable
   Equity Index Portfolio --
   Class I......................    0.31%         --         0.03%      0.34%          --        0.34%
 Legg Mason Partners Variable
   Fundamental Value Portfolio..    0.75%         --         0.03%      0.78%          --        0.78%
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS III, INC.
 Legg Mason Partners Variable
   Aggressive Growth Portfolio++    0.75%         --         0.02%      0.77%          --        0.77%/(5)/
 Legg Mason Partners Variable
   Large Cap Growth Portfolio++.    0.75%         --         0.04%      0.79%          --        0.79%/(5)/
 Legg Mason Partners Variable
   Social Awareness Stock
   Portfolio++..................    0.71%         --         0.04%      0.75%          --        0.75%/(6)/
MET INVESTORS SERIES TRUST
 Batterymarch Mid--Cap Stock
   Portfolio -- Class A.........    0.70%         --         0.10%      0.80%          --        0.80%/(17)/
 Harris Oakmark International
   Portfolio -- Class A.........    0.82%         --         0.13%      0.95%          --        0.95%
 Janus Capital Appreciation
   Portfolio -- Class A.........    0.65%         --         0.09%      0.74%          --        0.74%/(17)/
 Lord Abbett Bond Debenture
   Portfolio -- Class A.........    0.51%         --         0.05%      0.56%          --        0.56%
 Lord Abbett Growth and Income
   Portfolio -- Class B*........    0.50%        0.25%       0.04%      0.79%          --        0.79%/(18)/
 Lord Abbett Mid--Cap Value
   Portfolio -- Class B*........    0.68%        0.25%       0.08%      1.01%          --        1.01%
 Met/AIM Capital Appreciation
   Portfolio -- Class A.........    0.76%         --         0.05%      0.81%          --        0.81%/(17)/
 Met/AIM Small Cap Growth
   Portfolio -- Class A.........    0.90%         --         0.10%      1.00%          --        1.00%/(7)/
 Neuberger Berman Real Estate
   Portfolio -- Class A.........    0.67%         --         0.03%      0.70%          --        0.70%
METROPOLITAN SERIES FUND, INC.
 BlackRock Aggressive Growth
   Portfolio -- Class D*........    0.73%        0.10%       0.06%      0.89%          --        0.89%
 BlackRock Bond Income
   Portfolio -- Class A.........    0.40%         --         0.07%      0.47%          --        0.47%/(8)/
 BlackRock Money Market
   Portfolio -- Class A.........    0.35%         --         0.07%      0.42%         0.01%      0.41%/(9)/
 Capital Guardian U.S. Equity
   Portfolio -- Class A+........    0.67%         --         0.06%      0.73%          --        0.73%
 FI Large Cap Portfolio --
   Class A......................    0.80%         --         0.06%      0.86%          --        0.86%/(10)/
 FI Value Leaders Portfolio --
   Class D*.....................    0.66%        0.10%       0.07%      0.83%          --        0.83%
 MetLife Conservative
   Allocation Portfolio --
   Class B*.....................    0.10%        0.25%       0.95%      1.30%         0.95%      0.35%          0.98%/(11) (12)/
 MetLife Conservative to
   Moderate Allocation
   Portfolio -- Class B*........    0.10%        0.25%       0.31%      0.66%         0.31%      0.35%          1.00%/(11) (12)/

                                                                                                                NET TOTAL
                                                                                                                 ANNUAL
                                                                                                                OPERATING
                                                                                                                EXPENSES
                                                                                                                INCLUDING
                                             DISTRIBUTION                        CONTRACTUAL FEE NET TOTAL         NET
                                                AND/OR              TOTAL ANNUAL  WAIVER AND/OR    ANNUAL      EXPENSES OF
                                 MANAGEMENT SERVICE(12B-1)  OTHER    OPERATING       EXPENSE     OPERATING     UNDERLYING
FUND                                FEE          FEES      EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES**    PORTFOLIOS
----                             ---------- -------------- -------- ------------ --------------- ----------- -----------
 MetLife Moderate Allocation
   Portfolio -- Class B*........    0.10%        0.25%       0.19%      0.54%         0.19%      0.35%          1.04%/(11) (12)/
 MetLife Moderate to Aggressive
   Allocation Portfolio --
   Class B*.....................    0.10%        0.25%       0.24%      0.59%         0.24%      0.35%          1.06%/(11) (12)/
 MetLife Aggressive Allocation
   Portfolio -- Class B*........    0.10%        0.25%       1.66%      2.01%         1.66%      0.35%          1.07%/(11) (12)/
 MFS Total Return Portfolio --
   Class F*.....................    0.57%        0.20%       0.16%      0.93%          --        0.93%/(13)/
 Oppenheimer Global Equity
   Portfolio -- Class B*........    0.60%        0.25%       0.33%      1.18%          --        1.18%
 T. Rowe Price Large Cap Growth
   Portfolio -- Class B*........    0.60%        0.25%       0.12%      0.97%          --        0.97%/(14)/
 Western Asset Management High
   Yield Bond Portfolio --
   Class A......................    0.48%         --         0.12%      0.60%          --        0.60%/(10)/
 Western Asset Management U.S.
   Government Portfolio --
   Class A......................    0.54%         --         0.07%      0.61%          --        0.61%
PIMCO VARIABLE INSURANCE TRUST
 Low Duration Portfolio --
   Administrative Class*........    0.25%         --         0.40%      0.65%          --        0.65%
 Real Return Portfolio --
   Administrative Class*........    0.25%         --         0.41%      0.66%          --        0.66%/(15)/
 Total Return Portfolio --
   Administrative Class*........    0.25%         --         0.40%      0.65%          --        0.65%
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT
   Portfolio -- Class II*.......    0.65%        0.25%       0.05%      0.95%          --        0.95%
PUTNAM VARIABLE TRUST
 Putnam VT Small Cap Value Fund
   -- Class IB*.................    0.76%        0.25%       0.08%      1.09%          --        1.09%
ROYCE CAPITAL FUND
 Royce Micro-Cap Portfolio......    1.25%         --         0.07%      1.32%          --        1.32%
 Royce Small-Cap Portfolio......    1.00%         --         0.09%      1.09%          --        1.09%
THE MERGER FUND VL
 The Merger Fund VL.............    1.25%         --         5.16%      6.41%         5.01%      1.40%/(16)/
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 Emerging Markets Equity
   Portfolio Class I............    1.25%         --         0.41%      1.66%          --        1.66%
VARIABLE INSURANCE PRODUCTS FUND
 VIP Contrafund(R) Portfolio --
   Service Class 2*.............    0.57%        0.25%       0.09%      0.91%          --        0.91%
 VIP Mid Cap Portfolio --
   Service Class 2*.............    0.57%        0.25%       0.12%      0.94%          --        0.94%
 VIP Overseas Portfolio --
   Service Class 2*.............    0.72%        0.25%       0.17%      1.14%          --        1.14%

--------

 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
 ** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of the fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
 +  Closed to new investors.
 ++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.


NOTES

 (1)Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

 (2)The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC). While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.
 (3)The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).
 (4)Management fees in the table have been restated to show a new management fee schedule that became effective on October 1, 2005.
 (5)Management fees in the table have been restated to reflect a new fee schedule that became effective on November 1, 2005.
 (6)Management fees in the table have been restated to show a new management fee schedule that became effective on December 1, 2005.
 (7)Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.05%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04%.
 (8)Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.
 (9)Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.
(10)The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.
(11)Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.
(12)These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.
(13)The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.
(14)Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.
(15)Ratio of expenses to average net assets excluding interest expense is 0.65%.
(16)The Adviser has agreed to reduce its fees and reimburse The Merger Fund VL to the extent total annualized expenses exceed 1.40% of average daily net assets. The agreement expires July 1, 2013. The agreement permits the Adviser to recover the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund's operating expenses, excluding dividends on short positions and interest expense, to exceed the cap on expenses.
(17)Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.
(18)The management fee has been restated to reflect a new management fee schedule that became effective on January 1, 2006.

            DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS
--------------------------------------------------------------------------------

                             THE INSURANCE COMPANY

METLIFE INSURANCE COMPANY OF CONNECTICUT (FORMERLY, THE TRAVELERS INSURANCE COMPANY) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.


The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103-3415.




                THE SEPARATE ACCOUNT AND ITS INVESTMENT OPTIONS


Under Connecticut law, MetLife Insurance Company of Connecticut sponsors a separate account: MetLife of CT Fund UL III for Variable Life Insurance ("FUND UL III"). Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium Payments that you invest in the Investment Options are deposited in Fund UL III. The income, gains, and losses are credited to, or charged against Fund UL III without regard to the income, gains or losses from any other Investment Option or from any other business of the Company.

MetLife of CT Fund UL III for Variable Life Insurance was established on January 15, 1999 under the laws of Connecticut and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account."


Fund UL III is divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. Fund UL III purchases shares of the Funds at net asset value (i.e., without a sales charge) and receives all dividends and capital gains distributions from each Fund, and reinvests in additional shares of that Fund. Finally, the assets of Fund UL III may not be used to pay any liabilities of the Company other than those arising from the Policies, and the Company is obligated to pay all amounts promised to Policy Owners under the Policy.

                                   THE FUNDS


The Funds offered through this Policy are listed below. Some Funds may not be available in certain states. Each Fund is registered under the Investment Company Act of 1940 as an open-end, management investment company. These Funds are not publicly traded and are offered only through variable annuity and variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund, and Policy Owners should not compare the two.

We select the Funds offered through this product based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure and brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's investment adviser or its distributor. In some cases, we have included Funds based on recommendations made by broker-dealer firms.

In certain circumstances, the Company's ability to remove or replace a Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove a Fund, which in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Funds advised by Legg Mason affiliates in seeking to make a substitution for a Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Cash Value if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant allocations from Policy owners. We do not provide investment advice and do not recommend or endorse any particular Fund.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Futhermore, we may close Funds to allocation of Premiums or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of a Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to .50%. Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. The Company may benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fund Fees and Expenses" for information on the management fees paid by the Funds and the Fund's Statement of Additional Information for information on the management fees paid by the advisers to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus. (See "Fund Fees and Expenses" and "Distribution and Compensation.") The payments are deducted from the assets of the Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We make certain payment to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution and Compensation.")

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-877-942-2654 OR THROUGH YOUR REGISTERED REPRESENTATIVE. We do not guarantee the investment results of the Funds.



                FUND                           INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
-------------------------------------- -------------------------------------  -----------------------------------------
Dreyfus Stock Index Fund. Inc. --      Seeks to match the total return of     The Dreyfus Corporation
 Initial Shares                        the S&P 500 Index.                     Subadviser: Mellon Equity Associates
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. International Growth Fund    The Fund's investment objective is to  A I M Advisors, Inc.
   -- Series I                         provide long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund --  Seeks capital appreciation through     Capital Research and Management
   Class 2                             stocks.                                Company
 American Funds Growth Fund -- Class 2 Seeks capital appreciation through     Capital Research and Management
                                       stocks.                                Company
 American Funds Growth-Income Fund --  Seeks both capital appreciation and    Capital Research and Management
   Class 2                             income.                                Company
DELAWARE VIP TRUST
 Delaware VIP Small Cap Value Series   Seeks capital appreciation.            Delaware Management Company
   -- Standard Class
DREYFUS VARIABLE INVESTMENT FUND
 Dreyfus Variable Investment Fund --   Seeks long-term capital growth         The Dreyfus Corporation
   Appreciation Portfolio -- Initial   consistent with the preservation of    Subadviser: Fayez Sarofim & Co.
   Shares                              capital, with growth of current
                                       income is a secondary objective.
 Dreyfus Variable Investment Fund --   Seeks capital growth.                  The Dreyfus Corporation
   Developing Leaders Portfolio --
   Initial Shares
DWS INVESTMENT VIT FUNDS
 DWS Small Cap Index VIP -- Class A    Seeks to replicate, as closely as      Deutsche Asset Management, Inc.
                                       possible, before expenses, the         Subadviser: Northern Trust Investments,
                                       performance of the Russell 2000 Small  Inc.
                                       Stock Index, which emphasizes stocks
                                       of small U.S. companies.
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Small-Mid Cap Growth         Seeks long-term capital growth.        Franklin Advisers, Inc.
   Securities Fund -- Class 2+
 Templeton Developing Markets          Seeks long-term capital appreciation.  Templeton Asset Management Ltd.
   Securities Fund -- Class 2
 Templeton Foreign Securities Fund --  Seeks long-term capital growth.        Templeton Investment Counsel, LLC
   Class 2                                                                    Subadviser: Franklin Templeton Investment
                                                                              Management Limited

 Templeton Global Asset Allocation     Seeks high total return.               Templeton Investment Counsel, LLC
   Fund -- Class 1
 Templeton Global Income Securities    Seeks high current income, consistent  Franklin Advisers, Inc.
   Fund -- Class 1                     with preservation of capital, with
                                       capital appreciation as a secondary
                                       consideration.
JANUS ASPEN SERIES
 Global Technology Portfolio --        Seeks long-term growth of capital.     Janus Capital Management LLC
   Service Shares
LEGG MASON PARTNERS INVESTMENT SERIES
 Legg Mason Partners Variable          Seeks high current return consistent   Smith Barney Fund Management LLC
   Government Portfolio -- Class A     with preservation of capital.
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS I, INC.
 Legg Mason Partners Variable All Cap  Seeks capital appreciation.            Salomon Brothers Asset Management Inc
   Portfolio -- Class I

                FUND                           INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- -------------------------------------  -------------------------------------
 Legg Mason Partners Variable          Seeks long-term growth of capital.     Salomon Brothers Asset Management Inc
   Investors Portfolio - Class I       Secondarily seeks current income.
 Legg Mason Partners Variable Total    Seeks above-average income (compared   Salomon Brothers Asset Management Inc
   Return Portfolio -- Class I         to a portfolio that invests entirely
                                       in equity securities). Secondarily
                                       seeks growth of capital and income.
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS II
 Legg Mason Partners Variable Equity   Investment results that, before        TIMCO Asset Management Inc.
   Index Portfolio -- Class I          expenses correspond to the price and
                                       yield performance of the S&P 500
                                       Index.
 Legg Mason Partners Variable          Long-term capital growth. Current      Smith Barney Fund Management LLC
   Fundamental Value Portfolio         income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS III, INC.
 Legg Mason Partners Variable          Seeks long-term capital appreciation   Smith Barney Fund Management LLC
   Aggressive Growth Portfolio
 Legg Mason Partners Variable Large    Seeks long- term growth of capital     Smith Barney Fund Management LLC
   Cap Growth Portfolio                with current income as a secondary
                                       objective.
 Legg Mason Partners Variable Social   Seeks long term capital appreciation   Smith Barney Fund Management LLC
   Awareness Stock Portfolio           and retention of net investment
                                       income.
MET INVESTORS SERIES TRUST
 Batterymarch Mid-Cap Stock Portfolio  Seeks growth of capital.               Met Investors Advisory LLC
   -- Class A                                                                 Subadviser: Batterymarch Financial
                                                                              Management, Inc.
 Harris Oakmark International          Seeks long-term capital appreciation.  Met Investors Advisory LLC
   Portfolio -- Class A                                                       Subadviser: Harris Associates L.P.
 Janus Capital Appreciation Portfolio  Seeks capital appreciation.            Met Investors Advisory LLC
   -- Class A                                                                 Subadviser: Janus Capital Management
                                                                              LLC
 Lord Abbett Bond Debenture Portfolio  Seeks high current income and the      Met Investors Advisory LLC
   -- Class A                          opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
 Lord Abbett Growth and Income         Seeks growth of capital and current    Met Investors Advisory LLC
   Portfolio -- Class B                income without excessive fluctuations  Subadviser: Lord, Abbett & Co. LLC in the market value.
 Lord Abbett Mid-Cap Value Portfolio   Seeks capital appreciation through     Met Investors Advisory LLC
   -- Class B                          investments, primarily in equity       Subadviser: Lord, Abbett & Co. LLC
                                       securities which are believed to be
                                       undervalued in the marketplace.
 Met/AIM Capital Appreciation          Seeks capital appreciation.            Met Investors Advisory LLC
   Portfolio -- Class A                                                       Subadviser: AIM Capital Management,
                                                                              Inc.
 Met/AIM Small Cap Growth Portfolio    Seeks long-term growth of capital.     Met Investors Advisory LLC
   -- Class A                                                                 Subadviser: AIM Capital Management,
                                                                              Inc.
 Neuberger Berman Real Estate          Seeks to provide total return through  Met Investors Advisory LLC
   Portfolio -- Class A                investment in real estate securities,  Subadviser: Neuberger Berman emphasizing both capital appreciation  Management, Inc.
                                       and current income

METROPOLITAN SERIES FUND, INC.
 BlackRock Aggressive Growth           Seeks maximum capital appreciation.    MetLife Advisers, LLC
   Portfolio -- Class D                                                       Subadviser: BlackRock Advisors, Inc.
 BlackRock Bond Income Portfolio --    Seeks competitive total return         MetLife Advisers, LLC
   Class A                             primarily from investing in            Subadviser: BlackRock Advisors, Inc.
                                       fixed-income securities.
 BlackRock Money Market Portfolio --   Seeks a high level of current income   MetLife Advisers, LLC
   Class A                             consistent with preservation of        Subadviser: BlackRock Advisors, Inc.
                                       capital.
 Capital Guardian U.S. Equity          Seeks long-term growth of capital.     MetLife Advisers, LLC
   Portfolio -- Class A+*                                                     Subadviser: Capital Guardian Trust
                                                                              Company
 FI Large Cap Portfolio -- Class A     Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Fidelity Management &
                                                                              Research Company
 FI Value Leaders Portfolio -- Class D Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Fidelity Management &
                                                                              Research Company

                FUND                           INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
-------------------------------------- -------------------------------------  -----------------------------------------
 MetLife Conservative Allocation       Seeks a high level of current income,  MetLife Advisers, LLC
   Portfolio - Class B                 with growth of capital as a secondary
                                       objective.
 MetLife Conservative to Moderate      Seeks high total return in the form    MetLife Advisers, LLC
   Allocation Portfolio -- Class B     of income and growth of capital, with
                                       a greater emphasis on income.
 MetLife Moderate Allocation           Seeks a balance between a high level   MetLife Advisers, LLC
   Portfolio -- Class B                of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
 MetLife Moderate to Aggressive        Seeks growth of capital.               MetLife Advisers, LLC
   Allocation Portfolio -- Class B
 MetLife Aggressive Allocation         Seeks growth of capital.               MetLife Advisers, LLC
   Portfolio -- Class B
 MFS Total Return Portfolio -- Class F Seeks a favorable total return         MetLife Advisers, LLC
                                       through investment in a diversified    Subadviser: Massachusetts Financial
                                       portfolio.                             Services Company
 Oppenheimer Global Equity Portfolio   Seeks capital appreciation.            MetLife Advisers, LLC
   -- Class B                                                                 Subadviser: OppenheimerFunds, Inc.
 T. Rowe Price Large Cap Growth        Seeks long-term growth of capital      MetLife Advisers, LLC
   Portfolio -- Class B                and, secondarily, dividend income.     Subadviser: T. Rowe Price Associates Inc.
 Western Asset Management High Yield   Seeks high current income.             MetLife Advisers, LLC
   Bond Portfolio -- Class A                                                  Subadviser: Western Asset Management
                                                                              Company
 Western Asset Management U.S.         Seeks to maximize total return         MetLife Advisers, LLC
   Government Portfolio -- Class A     consistent with preservation of        Subadviser: Western Asset Management
                                       capital and maintenance of liquidity.  Company
PIMCO VARIABLE INSURANCE TRUST
 Low Duration Portfolio --             Seeks maximum total return,            Pacific Investment Management Company
   Administrative Class                consistent with preservation of        LLC
                                       capital and prudent investment
                                       management.
 Real Return Portfolio --              Seeks maximum total return,            Pacific Investment Management Company
   Administrative Class                consistent with preservation of        LLC
                                       capital and prudent investment
                                       management.
 Total Return Portfolio --             Seeks maximum total return,            Pacific Investment Management Company
   Administrative Class                consistent with preservation of        LLC
                                       capital and prudent investment
                                       management.
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by          Pioneer Investment Management, Inc.
   -- Class II                         investing in a diversified portfolio
                                       of securities consisting primarily of
                                       common stocks.
PUTNAM VARIABLE TRUST
 Putnam VT Small Cap Value Fund --     Seeks capital appreciation.            Putnam Investment Management, LLC
   Class IB
ROYCE CAPITAL FUND
 Royce Micro-Cap Portfolio             Seeks long-term growth of capital.     Royce & Associates, LLC
 Royce Small-Cap Portfolio             Seeks long-term growth of capital.     Royce & Associates, LLC
THE MERGER FUND VL
 The Merger Fund VL                    Seeks to achieve capital growth by     Westchester Capital Management, Inc.
                                       engaging in merger arbitrage.
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Emerging Markets Equity Portfolio --  Seeks long-term capital appreciation   Morgan Stanley Investment Management
   Class I                             by investing primarily in growth       Inc.
                                       oriented securities of issuers in
                                       emerging market countries.
VARIABLE INSURANCE PRODUCTS FUND
 VIP Contrafund(R) Portfolio --        Seeks long-term capital appreciation.  Fidelity Management & Research Company
   Service Class 2
 VIP Mid Cap Portfolio -- Service      Seeks long-term growth of capital.     Fidelity Management & Research Company
   Class 2
 VIP Overseas Portfolio -- Service     Seeks long-term growth of capital.     Fidelity Management & Research Company
   Class 2

--------


 +  Closed to new investors.
 * This closed Fund has been subject to a merger, substitution or name change. Please see table below.

ADDITIONAL INFORMATION REGARDING FUNDS:

FUND NAME CHANGES



             FORMER NAME                              NEW NAME
-------------------------------------   --------------------------------------
GREENWICH STREET SERIES FUND            LEGG MASON PARTNERS VARIABLE
                                        PORTFOLIOS II
 Equity Index Portfolio                  Legg Mason Partners Variable Equity
                                           Index Portfolio
 Fundamental Value Portfolio             Legg Mason Partners Variable
                                           Fundamental Value Portfolio
SALOMON BROTHERS VARIABLE SERIES        LEGG MASON PARTNERS VARIABLE
FUNDS INC.                              PORTFOLIO I, INC.
 All Cap Fund                            Legg Mason Partners Variable All Cap
                                           Portfolio
 Investors Fund                          Legg Mason Partners Variable
                                           Investors Portfolio
 Total Return Fund                       Legg Mason Partners Variable Total
                                           Return Portfolio
SCUDDER INVESTMENT VIT FUNDS.           DWS INVESTMENTS VIT FUNDS
   Small Cap Index Fund                    DWS Small Cap Index VIP
SMITH BARNEY INVESTMENT SERIES          LEGG MASON PARTNERS INVESTMENT SERIES
   SB Government Portfolio                 Legg Mason Partners Variable
                                            Government Portfolio
TRAVELERS SERIES FUND, INC.             LEGG MASON PARTNERS VARIABLE
                                        PORTFOLIOS III, INC.
 Smith Barney Aggressive Growth          Legg Mason Partners Variable
                                           Aggressive Growth Portfolio
 Smith Barney Large Capitalization       Legg Mason Partners Variable Large
   Growth Portfolio                        Cap Growth Portfolio
 Social Awareness Stock Portfolio        Legg Mason Partners Variable Social
                                           Awareness Stock Portfolio
FUND MERGERS/REORGANIZATIONS
THE FORMER FUNDS WERE MERGED WITH AND
 INTO THE NEW FUNDS.

             FORMER FUND                              NEW FUND
-------------------------------------   --------------------------------------
THE TRAVELERS SERIES TRUST              MET INVESTORS SERIES TRUST
 AIM Capital Appreciation Portfolio      Met/AIM Capital Appreciation
                                           Portfolio
 Convertible Securities Portfolio        Lord Abbett Bond Debenture Portfolio
 Disciplined Mid Cap Stock Portfolio     Batterymarch Mid Cap Stock Portfolio
 Mondrian International Stock            Harris Oakmark International
   Portfolio                               Portfolio
 Style Focus Series: Small Cap Growth    Met/AIM Small Cap Growth Portfolio
   Portfolio
THE TRAVELERS SERIES TRUST              METROPOLITAN SERIES FUND, INC.
 Equity Income Portfolio                 FI Value Leaders Portfolio
 Large Cap Portfolio                     FI Large Cap Portfolio
 Managed Allocation Series:              MetLife Aggressive Allocation
   Aggressive Portfolio                    Portfolio
 Managed Allocation Series:              MetLife Conservative Allocation
   Conservative Portfolio                  Portfolio
 Managed Allocation Series: Moderate     MetLife Moderate Allocation Portfolio
   Portfolio
 Managed Allocation Series:              MetLife Moderate to Aggressive
   Moderate-Aggressive Portfolio           Allocation Portfolio
 Managed Allocation Series: Moderate     MetLife Conservative to Moderate
   -Conservative Portfolio                 Allocation Portfolio
 MFS Mid Cap Growth Portfolio            BlackRock Aggressive Growth Portfolio
 MFS Total Return Portfolio              MFS Total Return Portfolio
 Strategic Equity Portfolio              FI Large Cap Portfolio
 Travelers Quality Bond Portfolio        BlackRock Bond Income Portfolio
 U.S. Government Securities Portfolio    Western Asset Management U.S.
                                           Government Portfolio
 Van Kampen Enterprise Portfolio         Capital Guardian U.S. Equity
                                           Portfolio
                                        MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                Janus Capital Appreciation Portfolio
                                        METROPOLITAN SERIES FUND, INC.
MONEY MARKET PORTFOLIO                   BlackRock Money Market Portfolio
HIGH YIELD BOND TRUST                    Western Asset Management High Yield
                                           Bond Portfolio
FUND SUBSTITUTIONS
THE FOLLOWING NEW FUNDS WERE
 SUBSTITUTED FOR THE FORMER FUNDS.

             FORMER FUND                              NEW FUND
-------------------------------------   --------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.                       METROPOLITAN SERIES FUND, INC.
 AllianceBernstein Large Cap Growth        T. Rowe Price Large Cap Growth
   Portfolio                                Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.                       MET INVESTORS SERIES TRUST
 AllianceBernstein Growth and Income       Lord Abbett Growth and Income
   Portfolio                                Portfolio
DELAWARE VIP TRUST                      MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                Neuberger Berman Real Estate
                                            Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST                          METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund        Oppenheimer Global Equity Portfolio
JANUS ASPEN SERIES                      METROPOLITAN SERIES FUND, INC.
   Balanced Portfolio                      MFS Total Return Portfolio
LORD ABBETT SERIES FUND, INC.           MET INVESTORS SERIES TRUST
   Growth and Income Portfolio           Lord Abbett Growth and Income
                                           Portfolio
   Mid-Cap Value Portfolio               Lord Abbett Mid-Cap Value Portfolio

                                 VOTING RIGHTS

The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual or semi-annual report to Policy Owners.

                             CONFLICTS OF INTEREST

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interests of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.

                               THE FIXED ACCOUNT
                     (may not be available in all states)

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the General Account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

You may allocate some of your Net Premium Payments and transfer some of your Contract Value to the Fixed Account (subject to certain restrictions (see Transfers). We credit the portion of Contract Value allocated to the Fixed Account with interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined at our sole discretion and declared at the beginning of each calendar quarter and guaranteed only for that quarter. The interest rate will be included in your quarterly statements.

Under the Fixed Account, which is part of the Company's General Account, we assume the risk of investment gain or loss and guarantee a specified interest rate. The investment gain or loss of the Separate Account, the Investment Options or the Funds does not affect the Fixed Account portion of the Policy Owner's Contract Value. The Fixed Account will not share in the investment performance of our General Account. See the Transfers section for restrictions on transfers into and out of the Fixed Account.

                         POLICY CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The SERVICES AND BENEFITS we provide include:

   .   the ability for you to make withdrawals and surrenders under the Policies

   .   the ability for you to obtain a loan under the Policies

   .   the Death Benefit paid on the death of the Insured

   . making available a variety of Investment Options and related programs (including dollar-cost averaging and portfolio rebalancing)

   . administration of the various elective options available under the Policies, and

   .   the distribution of various reports to Policy Owners.

The COSTS AND EXPENSES we incur include:

   . expenses associated with underwriting applications and increases in the Stated Amount

   . losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies

   . sales and marketing expenses including commission payments to your sales agent, and

   .   other costs of doing business.

RISKS we assume include:

   . that the Insured may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected, and

   . that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

                            CHARGES AGAINST PREMIUM

We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (NET PREMIUM PAYMENT) among the Investment Options and the Fixed Account.

   . FRONT-END SALES EXPENSE CHARGE: We deduct a front-end sales charge from each Premium Payment received. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent. The Sales Expense Charge is summarized in the chart below.

                     SALES EXPENSE CHARGES ON  SALES EXPENSE CHARGES ON
                                 A                         A
                           CURRENT BASIS           GUARANTEED BASIS
                     ------------------------  ------------------------
                     UP TO TARGET ABOVE TARGET UP TO TARGET ABOVE TARGET
        POLICY YEARS   PREMIUM      PREMIUM      PREMIUM      PREMIUM
        ------------ ------------ ------------ ------------ ------------
        Years 1 -- 2     7.0%         2.25%         12%          8%
        Years 3 -- 7     6.0%         2.25%         12%          8%
          Years 8+       3.5%         2.25%         12%          8%

Currently, 2.25% of the Sales Expense Charge is designed to compensate the Company for STATE PREMIUM TAXES owed by the Company associated with the receipt of Premium Payments, which cost is borne by the Policy Owner. These taxes vary from state to state and currently range from 0.75% to 3.50%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction. Likewise, 1.25% of the Sales Expense Charge (up to Target Premium) is designed to compensate us for FEDERAL TAXES (federal deferred acquisition cost charge) associated with the receipt of Premium Payments, which cost is borne by the Policy Owner.

                        CHARGES AGAINST CONTRACT VALUE

MONTHLY DEDUCTION AMOUNT: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option's values attributable to the Policy and the Fixed Account. We deduct the amount on the same day of each Policy Month (the DEDUCTION DATE). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge, (3) Monthly Sales Expense Charge (up to Target Premium) and (4) charges for any Riders. These are described below.

   . COST OF INSURANCE CHARGE: The cost of insurance charge is the primary charge under your Policy for the life insurance protection (Coverage Amount) we provide you. THE COVERAGE AMOUNT IS EQUAL TO THE AMOUNT INSURED LESS THE CONTRACT VALUE. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the amount of life insurance coverage; (2) the Contract Value of your Policy on the date of the deduction; and (3) the current cost per dollar for insurance coverage.

   . There are maximum or GUARANTEED COST OF INSURANCE RATES associated with your Policy that are shown on the Policy Summary page of your Policy. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissions Ordinary Mortality Table B, which are used for unisex cost of insurance rates. The rates are also based on the age, gender and risk class of the Insured.


   . The CURRENT COST OF INSURANCE RATES are based on the age, risk class and gender (unless unisex rates are required) of the Insured, as well as the method of underwriting we use in connection with processing your application for a Policy. (See "Applying for a Policy.") The current rates are less than or equal to the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determine the current rates for the Initial Stated Amount and for each increase to the Stated Amount at the start of each Policy Year, and will guarantee them for that Policy year. Any change that we make in the current rates will be on a uniform basis for insureds of the same age, sex, duration and rate class.


   . POLICY ADMINISTRATIVE EXPENSE CHARGE: A $5.00 fee. Guaranteed not to exceed $10.00 per month.

   . MONTHLY SALES EXPENSE CHARGE (INCLUDING RIDERS): The monthly rate per thousand is equal to: $0.10 times the percentage of initial Stated Amount. The monthly rate per thousand is guaranteed not to exceed: $.10 times the percentage of initial base Stated Amount plus $.10 times the percentage of initial term Stated Amount. This monthly rate is applied to the greater of (1) and (2) where (1) is equal to 6 times the first year Premium and (2) is equal to the lesser of (a) and (b) where (a) is equal to the initial total Death Benefit and (b) is equal to the product of: (i) initial total Death Benefit, (ii) the target premium factor per thousand (see Appendix B), and (iii) 2%. This load applies for 20 years from the effective date of the total initial Death Benefit and any applied for increases in coverage. Any increase in coverage after the original issue date will be assessed a load for 20 years from the effective date of the increase.

   . CHARGES FOR RIDERS: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.

SURRENDER CHARGES: There is no surrender charge.

                     CHARGES AGAINST THE SEPARATE ACCOUNT
            (not assessed on Contract Values in the Fixed Account)


MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily charge for mortality and expense risks from the assets in the Investment Options. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk charge assumed is that the expenses incurred in issuing and administering the Policies may be greater than expected. In addition, a portion of the mortality and expense risk charge may be used to pay sales commissions and expenses.


                  M&E CHARGE ON A CURRENT BASIS M&E CHARGE ON A GUARANTEED
     POLICY YEARS           (ANNUAL)                  BASIS (ANNUAL)
     ------------ ----------------------------- --------------------------
        1-25                  0.20%                        0.75%
      Years 26+               0.05%                        0.75%

                                 FUND CHARGES

Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the Separate Account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the "Fee Tables" section in this prospectus and the Fund company prospectuses for information on the Fund charges.

                MODIFICATION, RESERVED RIGHTS AND OTHER CHARGES

We may offer the Policy in arrangements where an employer or trustee will own a group of Policies on the lives of certain employees, or in other situations where groups of Policies will be purchased at one time. We may modify, (increase, decrease or eliminate) the mortality and expense risk charge, front-end sales charges, and monthly policy administrative expense charges in such arrangements to reflect the increased or decreased sales expenses, administrative costs and/or mortality and expense risks we expect to incur as a result of sales to a particular group. We will not modify these charges in ways that will be unfairly discriminatory to any person.

We reserve the right to charge for transfers, Dollar Cost Averaging, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.

                              POLICY DESCRIPTION


Corporate Owned Variable Universal Life Insurance IV is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values and other features traditionally associated with life insurance. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds and/or the Fixed Account that you direct your Net Premium Payments to. The Policy is non-participating, which means the Company will not pay dividends on the Policy.


                             APPLYING FOR A POLICY

To purchase a Policy, an APPLICATION on the Insured must be submitted to us with information that includes:

   .   Requested Stated Amount (minimum of $50,000)

   .   Death Benefit Option

   .   Beneficiary

   .   Investment Option selections, and

   .   Rider selections.

Policies generally will be issued only on the life of an Insured between the ages of 20-80. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insured and may require medical examinations and additional information about the proposed Insured before the application is approved. There are three types of underwriting available under the Policy. We decide which type to use based on the total number of eligible possible Insureds within the eligible group for whom a Policy is actually purchased and the percentage of those Insureds for whom a Policy is actually purchased. The three types of underwriting are:

   . Guaranteed Issue -- requires the least evidence of insurability and rating classification.

   . Simplified Underwriting -- requires more evidence of insurability and rating classification.

   . Full Underwriting -- requires the most evidence of insurability and rating classification.

An Insured who qualifies for standard or preferred risk classification under full underwriting may pay higher cost of insurance rates if simplified underwriting or guaranteed issues is applied.

A Policy will be issued only after the underwriting process is completed to our satisfaction (ISSUE DATE). The POLICY DATE (shown on the Policy Summary) is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years).

We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured.

                      RIGHT TO CANCEL (FREE LOOK PERIOD)

An applicant may cancel the Policy by returning it via mail or personal delivery to the Company or to the agent who sold the Policy. The Policy must be returned by the latest of

     (1) 10 days after delivery of the Policy to the Policy Owner, or

     (2) 45 days of completion of the Policy application, or

     (3) 10 days after the Notice of Right to Cancel has been mailed or delivered to the Applicant whichever is latest, or

     (4) later if required by state law.

Depending on state law, we will refund either:

     (1) All Premium Payments less any Outstanding Loans, or

     (2) The Contract Value of the Policy on the date we received the returned Policy, plus any charges and expenses that were deducted, less any Outstanding Loans.

During the Right to Cancel period, we allocate Net Premiums Payments to the Money Market Portfolio unless you purchase a Policy in a state that permits us to refund Contract Value. If you purchase the Policy in a state that permits us to refund Contract Value, we will invest your Net Premiums Payments in the Investment Options you select during the Right to Cancel period.

                             WHEN COVERAGE BEGINS

Except as stated in the Temporary Insurance Agreement, no insurance will take effect prior to the later of the Issue Date or the Policy Date shown on the Policy Summary. Insurance issued will take effect on the later of the Issue Date of the Policy Date shown on the Policy Summary if, on the later of the Policy Date or the Issue Date, the health and other conditions relating to insurability remain complete and true as described in the application.

You may request a Policy Date of up to twelve months prior to the Issue Date for the purpose of preserving a younger Age, or other reasons, subject to our administrative procedures and state laws (a "back-dated policy"). In many, but not all cases, a younger Age will result in a smaller Planned Premium and lower cost of insurance charges. However, we will deduct the Monthly Deduction Amount under the Policy beginning on the Policy Date even though insurance coverage will not be effective until the Issue Date of the Policy.

                   INCOME TAX FREE 'SECTION 1035' EXCHANGES

You can generally exchange one life insurance policy for another in a 'tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax on the gain and potentially an early withdrawal or other penalty on the exchange. You should not exchange an existing life insurance policy for this one unless you determine, after knowing all the facts and consultation with a tax adviser, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

                            OWNERSHIP/POLICY RIGHTS

The POLICY OWNER is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while the Insured is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

   .   ASSIGNING THE POLICY

       The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See "Tax Treatment of Policy Benefits." You should consult a tax adviser before assigning the Policy.

   .   RECEIVING THE MATURITY BENEFIT

       If the Insured is living on the Maturity Date, we will pay you the Contract Value of the Policy as of the Maturity Date, less any:

         1. Outstanding Loan;

         2. Monthly Deduction Amount due but not paid; and

         3. Amount payable to an assignee under a collateral assignment of the Policy.

       Upon maturity, insurance ends and we have no further obligation under the Policy.

   .   CHANGING OR REVOKING A BENEFICIARY

       The BENEFICIARY is named in the Policy application and is the person who receives the Death Benefit when the Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

       Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while the Insured is living and while your Policy is in force by writing us at our Home Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

   .   DECREASES IN THE STATED AMOUNT OF INSURANCE

       You may request a decrease in the Stated Amount after the first Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $50,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

         1. against the most recent increase in the Stated Amount;

         2. to other increases in the reverse order in which they occurred; and

         3. to the initial Stated Amount.

       A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income.

   .   CHANGING THE DEATH BENEFIT OPTION

       After the first Policy Year, if the Insured is still alive you may change the Death Benefit Option by sending a written request to the Company. The Stated Amount will be adjusted so the Coverage Amount remains level. There is no other direct consequence of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of the Coverage Amount. The Cost of Insurance Charge, which is based on the Coverage Amount, may be different in the future. The following changes in Death Benefit Options are permissible: Options 1-2, Options 2-1 and Options 3-1.

       If the option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the option change. If the option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change.

       It is not permitted to change from Option 3 to Option 2, from Option 1 to Option 3 and from Option 2 to Option 3.

   .   INCREASES IN THE STATED AMOUNT (REQUIRES ADDITIONAL UNDERWRITING
       APPROVAL)

       You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the Insured is age 80. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. We will require you to submit a new application and evidence of insurability. Any increase in Stated Amount (whether from a request by you or from a change in the Death Benefit) will result in overall higher cost of insurance charges and the cost of insurance charges associated with the increase amount may be higher than the cost of insurance charges associated with the original Stated Amount in consideration of the attained age of the Insured at the time the increase is requested. The effective date of any increase in Stated Amount will generally be the Deduction Date next following either the date of a new application or, if different, the date requested by the applicant.


Written requests for changes should be sent to MetLife Insurance Company of Connecticut, Specialized Benefit Resources, P.O. Box 990028, Hartford, CT 06199-0028. You can contact us by calling (877) 942-2654. Some Policy changes may have tax consequences. You should consult a tax adviser before requesting any changes.


                                   PREMIUMS
--------------------------------------------------------------------------------

              AMOUNT, FREQUENCY AND DURATION OF PREMIUM PAYMENTS

The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (PLANNED PREMIUM). The amount of your Premium Payment will vary based on factors including: the age, sex and rating classification of the Insured. The minimum initial premium we will accept is the amount necessary to pay the Monthly Deduction Amount due.

Prior to the Maturity Date, you may request a change in the amount and frequency of your Planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage.

You may make Premium Payments by:


   . mailing a check, payable to MetLife Insurance Company of Connecticut, to: MetLife Insurance Company of Connecticut, Specialized Benefit Resources, P.O. Box 990028, Hartford, CT 06199-0028


   . by direct checking account deductions (you must complete a pre-authorization collection form), or

   .   by wire transfer.

If you do not make your Planned Premium Payment on schedule, your policy may lapse. In addition, even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a GRACE PERIOD will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. If the Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any Outstanding Loans. If the required Premium Payment is not paid within 31 days (subject to state law) after the notice is sent, the Policy will lapse.

                        ALLOCATION OF PREMIUM PAYMENTS

During the underwriting period, any Premium we receive will be placed in a non-interest bearing account. After the Policy Date and until the applicant's Right to Cancel has expired, your Net Premium Payments will be invested in the Money Market Portfolio unless you purchase the Contract in a state that allows us to refund Contract Value. If you purchase the Contract in a state that allows us to refund Contract Value, we will place your Net Premium Payments in the Investment Options you select on your application (premium allocation instructions) during the Right to Cancel period.

You may change your Premium Payment allocation instructions upon written request to us (or any other notification we deem satisfactory). Any allocation change will be effective on the date we record the change. Any future Premium Payments will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

Unless underwriting is required, we will process a Premium Payment or other transaction as of the next computed Accumulation Unit Value of an Investment Option following our receipt of the Premium Payment or other transaction request in good order.

                           VALUES UNDER YOUR POLICY
--------------------------------------------------------------------------------

                                CONTRACT VALUE

Each Policy has a CONTRACT VALUE that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Contract Value, which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

A Policy's Contract Value is the sum of the values held in the Investment Options, the Fixed Account and the Loan Account. A Policy's Contract Value will change daily, has no guaranteed minimum value and may be more or less than the Premiums paid. We calculate the Policy's Contract Value each day the New York Stock Exchange is open for trading (a VALUATION DATE). The period between successive Valuation Dates is called a VALUATION PERIOD.

The Contract Value will increase or decrease depending on the investment performance of the Investment Options, the Premium Payments you make, the fees and charges we deduct and any Policy transactions (loans, withdrawals, surrenders) you make.

                          INVESTMENT OPTION VALUATION

The value of each Investment Option is measured in ACCUMULATION UNITS. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each Investment Option's Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding NET INVESTMENT FACTOR (see below) for the Valuation Period just ended. For example, to calculate Monday's Valuation Date price, we would multiply Friday's Accumulation Unit Value by Monday's Net Investment Factor.

The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.

We determine the NET INVESTMENT FACTOR for any Valuation Period using the following equation:

                                    a   - c
                                    -
                                    b

A is:

     1. the net asset value per share of the Fund held in the Investment Option as of the Valuation Date plus

     2. the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended plus or minus

     3. a per-share charge or credit, as we may determine on the Valuation Date for tax reserves and

B is:

     1. the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date plus or minus

     2. the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date and

C is the applicable Investment Option deduction for the Valuation Period.

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option's investment experience. The Separate Account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

Net Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Home Office.

                            FIXED ACCOUNT VALUATION

The Fixed Account value on the Policy Date is equal to the portion of the initial Net Premium Payment allocated to the Fixed Account. The Fixed Account value on each subsequent day is equal to the Fixed Account value on the preceding day, plus:

     a. Net Premium Payments allocated to the Fixed Account since the preceding day

     b. Amounts transferred to the Fixed Account from the Investment Options and the Loan Account since the preceding day

     c.  Interest credited to the Fixed Account since the preceding day,

minus:

     d. Amounts transferred out of the Fixed Account to the Investment Options and the Loan Account since the preceding day

     e. Amounts transferred out of the Fixed Account to pay applicable Deduction Amount charges (the portion of the Deduction Amount charged will be based upon the proportion of the Fixed Account value relative to the CONTRACT VALUE) since the preceding day

     f. Any transfer charges that have been deducted from the Fixed Account since the preceding day

     g. Any surrender amounts that have been deducted from the Fixed Account since the preceding day

     h. Any Stated Amount decrease charges that have been deducted from the Fixed Account since the preceding day.

                            LOAN ACCOUNT VALUATION

When you borrow money from us using the Policy as collateral for the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata) to the Loan Account as collateral for that loan. Loan amounts will be transferred from the Fixed Account only if insufficient amounts are available in the Investment Options. You may borrow up to 100% of the Policy's Cash Surrender Value. The value in the Loan Account is charged a fixed rate of interest declared by us that will not exceed 5.00%. We charge this interest in arrears at the end of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually. Currently, we credit the value in the Loan Account 4.40% in Policy Years 1-10, 4.50% in Policy Years 11-20, and 4.85% in Policy Years 21 and later.

When we determine a Policy's Contract Value, the value in the Loan Account (i.e., the amount we transferred from the Investment Options and the Fixed Account to secure the loan, adjusted for any repayments or additional Policy loans) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options and the Fixed Account.

                                   TRANSFERS
--------------------------------------------------------------------------------

                          TRANSFERS OF CONTRACT VALUE

Generally, you may transfer Contract Value among the Investment Options. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

                       MARKET TIMING / EXCESSIVE TRADING


THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. Frequent requests from Policy Owners to transfer cash value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e. AIM V.I. International Growth Fund, American Funds Global Growth Fund, Delaware VIP Small Cap Value Series, Dreyfus VIF- Developing Leaders Portfolio, DWS Small Cap Index VIP Fund, Fidelity Overseas Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Stock Portfolio, Janus Aspen Global Technology Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund, Royce Microcap Portfolio, Royce Small Cap Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Association Fund, Templeton Global Income Securities Fund, Universal Institutional Emerging Markets Equity Portfolio and Western Asset Management High Yield Bond Portfolio-the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each category of international, small-cap and high-yield Fund, in a 12-month period there were, (1) six or more transfers involving the given category;
(2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. This restriction will apply to all Policies within a 'plan' (i.e. arrangements where an employer or trustee will own a group of Policies on the lives of certain employees or in other instances, where a group of Policies will be purchased at one time) unless the employer, trustee or other administrator has the ability to apply a transfer restriction meeting our requirements to individual Policies. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

   . reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

   . reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Fund and there are no arrangements in place to permit any policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Policy owners and other persons with interest in the Policies should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Fund or its principal underwriter that will obligate us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and
(2) execute instructions from the Fund to restrict or prohibit further allocations or transfers by specific Policy Owners who violate the frequent trading policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that some Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares as a result of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single policy owner. You should read the Fund prospectuses for more details.




  TRANSFER OF CONTRACT VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS

Transfers from the Fixed Account must be made within 30 days after your Policy Anniversary or semi-anniversary. We reserve the right to limit the amount transferred from the Fixed Account to the Investment Options to 25% of the Contract Value in the Fixed Account.

  TRANSFER OF CONTRACT VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT

Transfers to the Fixed Account may not be made prior to the first Policy Anniversary or within 12 months of any prior transfer. We reserve the right to restrict the amount transferred to the Fixed Account to 20% of the portion of the Contract Value attributable to the Investment Options at the end of the prior Valuation Period. We reserve the right to refuse transfers to the Fixed Account if the Fixed Account is greater than or equal to 30% of the Contract Value.

                      DOLLAR-COST AVERAGING (DCA PROGRAM)

You may establish automated transfers of CONTRACT VALUE on a monthly or quarterly basis from any Investment Option to any other available Investment Option by completing our DCA authorization form or through other written request acceptable to us. You must have a minimum of $1000 of CONTRACT VALUE to enroll in the DCA Program. The minimum automated transfer amount is $100.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other provisions and terms of the Policy. The Company reserves the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Before transferring any part of CONTRACT VALUE, you should consider the risks involved in switching between Investment Options available under this Policy. Dollar-Cost Averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

The Fixed Account is not eligible for participation in the Dollar-Cost Averaging program.

                             PORTFOLIO REBALANCING

This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to periodically, and automatically, reallocate values in your Policy to realign the investments with their original asset category allocation. You may participate in the Portfolio Rebalancing Program by completing our rebalancing form.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

The Death Benefit under the Policy is the amount paid to the Beneficiary upon the death of the Insured. The Death Benefit will be the Amount Insured at the time of death minus any unpaid Monthly Deduction Amount, any amount payable to an assignee under a collateral assignment of the Policy and Outstanding Loans.

You may elect one of three Death Benefit options. As long as the Policy remains in effect, the Company guarantees that the Death Benefit under any option will be at least the current Stated Amount of the Policy less any Outstanding Loan and unpaid Monthly Deduction Amount. The Amount Insured under any option may vary with the Contract Value of the Policy. Under Option 1 (the "LEVEL OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "MINIMUM AMOUNT INSURED"). Under Option 2 (the "VARIABLE OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3, (the "ANNUAL INCREASE OPTION"), the Amount Insured will be equal to (a) plus (b) where: (a) is the Stated Amount of the Policy and (b) is the greater of zero and the lesser of (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less partial surrenders accumulated at the interest rate shown on the Policy Summary; or, if greater, the Minimum Amount Insured.

The Minimum Amount Insured is the amount required to qualify the Policy as a life insurance policy under the current federal tax law. Under that law, the Minimum Amount Insured equals a stated percentage of the Policy's Contract Value determined as of the first day of each Policy Month. The percentages differ according to the attained age of the Insured and the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") selected by you at the time of application. (Cash Value Accumulation Test or Guideline Premium Cash Value Corridor Test). The Minimum Amount Insured is set forth in the Policy and may change as federal income tax laws or regulations change. The following is a schedule of the applicable percentages for the Guideline Premium Cash Value Corridor Test. For attained ages not shown, the applicable percentages will decrease evenly:


                           ATTAINED AGE OF
                               INSURED     PERCENTAGE
                           --------------- ----------
                                0-40          250
                                 45           215
                                 50           185
                                 55           150
                                 60           130
                                 65           120
                                 70           115
                                75-90         105
                                 95+          101


Federal tax law imposes another cash funding limitation on cash value life insurance policies that may increase the Minimum Amount Insured shown above. This limitation, known as the "guideline premium limitation," generally applies during the early years of variable universal life insurance policies.

In the Cash Value Accumulation Test, the factors at the end of a Policy Year are set forth in Appendix C.

The investment performance of the Funds, expenses and deduction of charges all impact Contract Value. In some circumstances, the Death Benefit may vary with the amount of the Contract Value. Under Death Benefit Option 1, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in
Section 7702 of the Code is greater than the Stated Amount. Under Death Benefit Option 2, the Death Benefit will always vary with the Contract Value because the Death Benefit is equal to the Stated Amount of the Policy plus the Contract Value as of the date of the Insured's death (or if greater, the Minimum Amount Insured as of the date of the Insured's death). Finally, if the investment performance of the Funds is too low and the Contract Value of your Policy falls below the amount necessary to pay the Monthly Deduction Amount due and you do not send us sufficient Premium Payments, your Policy may lapse and no coverage will be in effect.

                            DEATH BENEFIT EXAMPLES

The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under the various Death Benefit Options. The examples assume an Insured of age 40, a Minimum Amount Insured of 250% of Contract Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no Outstanding Loan.

                        OPTION 1 -- LEVEL DEATH BENEFIT

In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $50,000. Since the Policy is designed to qualify as a life insurance policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit in the Policy is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $50,000.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($100,000).

                      OPTION 2 -- VARIABLE DEATH BENEFIT

In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Contract Value of the Policy (determined on the date of the Insured's death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Contract Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Contract Value ($50,000 + $60,000 = $110,000).

                      OPTION 3 -- ANNUAL INCREASE OPTION

In the following examples of an Option 3 Annual Increase Option, the Death Benefit is generally equal to the Stated Amount of $50,000 plus Premium Payments paid minus partial surrenders, accumulated at the specified interest rates.

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($52,650) would be equal to the Stated Amount ($50,000) plus Premium Payments ($2,500) aggregated at 6.00% for one year, unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The Death Benefit would be $100,000 since the Minimum Amount Insured is greater than the Stated Amount plus Premium Payments aggregated at 6.00% for one year ($52,650).

                       CHANGING THE DEATH BENEFIT OPTION

After the first Policy Year, if the Insured is alive you may change the Death Benefit Option by sending a written request to the Company. The following changes in Death Benefit Options are permissible:

   Option 1 -- 2

   Option 2 -- 1

   Option 3 -- 1

It is not permitted to change from Option 3 to 2, Option 1 to 3, and Option 2 to 3.

If the Option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the Option is changed from Option 2 to Option 1 the Stated Amount will be increased by the amount of the Contract Value at the time of the Option change. Such an increase in Stated Amount will not require evidence of insurability. If the Option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change. There is no other direct consequence of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of Net Amount At Risk. The cost of insurance charge which is based on the Net Amount At Risk may be different in the future.

                 PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS

Death Benefits are payable within seven days after we receive satisfactory proof of the Insured's death. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Outstanding Loan, any material misstatements in the Policy application as to age or sex of the Insured, and any amounts payable to an assignee under a collateral assignment of the Policy. If no Beneficiary is living when the Insured has died, the Death Benefit will be paid to the Policy Owner, if living, otherwise, the Death Benefit will be paid to the Policy Owner's estate.

Subject to state law, if the Insured commits suicide within two years following the Issue Date, limits on the amount of Death Benefit paid will apply. (See "Limits on Right to Contest and Suicide Exclusion.") In addition, if the Insured dies during the 61-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the Policy is insufficient to meet the Monthly Deduction Amount due against the Contract Value of the Policy, then the Death Benefit actually paid to the Policy Owner's Beneficiary will be reduced by the amount of the Deduction Amount that is due and unpaid. (See "Contract Value" for effects of partial surrenders on Death Benefits.)

We will pay policy proceeds in a lump sum. We may defer payment of proceeds which exceed the Contract Value for up to six months from the date of the request for the payment.

We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $50, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rate.

                             BENEFITS AT MATURITY
--------------------------------------------------------------------------------

If your Policy is in effect on the Maturity Date, we will pay the Policy's Contract Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy.

                                OTHER BENEFITS
--------------------------------------------------------------------------------

                                EXCHANGE OPTION

Once the Policy is in effect, during the first 24 months you may choose to irrevocably transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law). Upon election of this option, no future transfers to the Investment Options will be permitted. All future Premium Payments will be allocated to the Fixed Account. No evidence of insurability is required to exercise this option. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any Outstanding Loan must be repaid before we will make an exchange.

             INSURED TERM RIDER (SUPPLEMENTAL INSURANCE BENEFITS)

You may choose to purchase the Insured Term Rider as an addition to the Policy.

Combining a policy and a rider, sometimes known as "blending," may be more economical than adding another policy or increasing face amount of the base policy. Depending on your circumstances, it may, conversely, be more economical to provide an amount of insurance coverage through a base policy alone. Many life insurance policies have some flexibility in structuring the face amount, the death benefit, and premium payments in targeting the cash values based on your particular needs.

Under certain circumstances, combining a Policy with an Insured Term Rider may result in a combined face amount equal to the face amount of a single Policy. Adding a rider or riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Combining a Policy with an Insured Term Rider may lower costs and may improve accumulated value accrual for the same amount of death benefit. However, in general, your Policy is being used to informally fund certain executive benefits. Adding an Insured Term Rider does not necessarily reduce the cost of offering benefits to your executives.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You choose the proportion of your Policy's face amount that is made up of base Policy and Insured Term Rider. You should discuss your insurance needs and financial objectives with your registered representative before purchasing any life insurance product. Your registered representative can provide you with additional illustrations showing the effects of different proportions of Policy and rider coverage to help you make your decision. You should also consider a periodic review of your coverage with your registered representative.

We will provide you with illustrations based on different sets of assumptions upon your request. You can request such illustrations at any time. Illustrations may help you understand how your policy values would vary over time based on different assumptions.

                         CASH VALUE ENHANCEMENT RIDER

You also may choose to add the Cash Value Enhancement Rider to the Policy. There is no charge for the Rider. The Rider provides a benefit called the Cash Value Enhancement. The Cash Value Enhancement benefit is an amount in addition to the Cash Surrender Value that the Company may pay you if you surrender the Policy during a certain time frame set forth in the Rider. The maximum amount of the benefit for each Policy Year is set forth on a schedule in the Rider, and is a percentage of cumulative premiums paid less partial surrenders. The payment of the benefit is NOT guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions in pricing. The benefit will not be payable if the Policy has been assigned or is being exchanged in connection with a tax-exempt change under Section 1035.

                               POLICY SURRENDERS
--------------------------------------------------------------------------------

You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. (See "Tax Treatment of Policy Benefits.")

                                FULL SURRENDER

You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary's consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary's consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Home Office. The Cash Surrender Value is the Contract Value minus any outstanding Policy loans. We will pay you within seven
(7) days after we receive your request in good order. The Policy will terminate on the date we receive your request in good order.

                               PARTIAL SURRENDER

You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered pro rata from all your selected Investment Options and the Fixed Account, unless you give us other written instructions. When you request a partial surrender, the portion of the Contract Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Contract Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. We will pay you within seven days after we receive your request in good order.

In addition to reducing the Policy's Contract Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. We will reduce the Stated Amount by the amount necessary to prevent any increase in the Coverage Amount. We may require you to return the Policy to record this reduction.

                                 POLICY LOANS
--------------------------------------------------------------------------------

While the Policy is in force, you may borrow money using the Policy as the only security, (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. (See "Federal Tax Considerations.")

                                LOAN CONDITIONS

   . You may borrow up to 100% of the Policy's Cash Surrender Value as of the date we receive the written loan request in good order. We charge you interest on the amount of the loan.

   . The loan request must be at least $500, except where state law requires a different minimum.

   . To secure the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata by assets) to the Loan Account. Loan amounts will be transferred from the Fixed Account only when insufficient amounts are available in the Investment Options.

   . We charge interest on the outstanding amount of your loan(s), and you must pay this interest in arrears, at the end of each Policy Year. The annual effective loan interest rate charged is 5.00%. Interest not paid when due will be added to the amount of the loan. We will transfer an amount equal to the unpaid loan interest from the Investment Options to the Loan Account as security for the loan. If you have an Outstanding Loan and request a second loan, we will add the amount of outstanding loan to the loan request.

   . Amounts in the Loan Account are guaranteed to earn interest at a rate of at least 4% per year in arrears. Currently, the annual effective loan interest rate credited is 4.40% in years 1-10, 4.50% in years 11-20 and 4.85% in years 21 and later.

   . We normally pay the amount of the loan within seven (7) days of our receipt of the written loan request. We may postpone the payment of the loans under certain conditions.

   . You may repay all or a part of your Outstanding Loans at any time while the Insured is alive by sending the repayment to our Home Office.

   . Unless you request otherwise, we will apply any payment that we receive while there is a loan on the Policy as follows: first, towards repayment of any loan interest due; next, towards repayment of the loan principal; and last, as a Premium Payment to the Policy.

   . As you repay the loan, we deduct the amount of the repayment from the Loan Account and credit the payment to the Investment Options based on which Investment Option(s) you took the loan from. Also, we will deduct the amount of the repayment from the Loan Account and credit the repayment to the Fixed Account Based on the proportion of the Fixed Account Value relative to the Policy's Contract Value as of the date we received the loan request.

   . We will deduct any unpaid loan amount, including interest you owe, from your Contract Value when you surrender the Policy and from the Death Benefit proceeds if they become payable.

   . If any unpaid loan amount, including any interest you owe, equals or exceeds the Contract Value, causing the Cash Surrender Value of your Policy to become zero, then your Policy will enter a 31-day grace period, subject to state law. (See "Lapse and Reinstatement.")

                               EFFECTS OF LOANS

A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan Amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options and may not be credited with the same interest rates currently accruing on amounts allocated to the Fixed Account. Amounts transferred from an Investment Option to the Loan Account will affect the value that was in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.

There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences. See "Tax Treatment of Policy Benefits." You should consult a tax adviser before taking out a loan.

We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.

                            LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

                                     LAPSE

Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due. Generally, the amount due to keep the Policy in effect will be all Monthly Deduction Amounts past due plus premium at least equal to the following three Monthly Deduction Amounts and the amount to repay or restore any Outstanding Loan.

                                 GRACE PERIOD

After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

As long as there is an Outstanding Loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the Outstanding Loan and not as an additional Premium Payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Contract Value held in our Loan Account to the Investment Options and/or Fixed Account, thereby increasing the Cash Surrender Value and potentially preventing a lapse.

If the Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any Outstanding Loan.

                                 REINSTATEMENT

You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

     (1) the Policy was not surrendered for cash and it is before the Maturity Date;

     (2) you furnish us with acceptable evidence of insurability;

     (3) you pay all past due Monthly Deduction Amounts;

     (4) you pay Premium Payments equaling the next three Monthly Deduction Amounts; and

     (5) you pay the amount of any Outstanding Loan.

Upon reinstatement, the Policy's Contract Value prior to applying any premiums or loan repayments will be the Contract Value at the end of the Grace Period. The effective date of the reinstated policy will be the Deduction Date on or following the date the application for reinstatement is approved by us. Unless it is specified otherwise, all amounts will be allocated on the Fund allocation factors in effect at the start of the Grace Period.

                          FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a modified endowment contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy Owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service ("IRS"). The Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.

                     POTENTIAL BENEFITS OF LIFE INSURANCE

Life insurance, including the Policy, is a unique financial instrument with a number of potential tax advantages including:

   . INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes.)

   . INCOME TAX-FREE GROWTH OF POLICY CASH VALUES (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

   . INCOME TAX-FREE ACCESS TO CASH VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by Sections 7702, 7702A, 817 and 101 of the Internal Revenue Code ("IRC" or the "CODE"). These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

   .   A definition of a life insurance contract

   .   Diversification requirements for separate account assets

   . Limitations on policy owner's control over the assets in a separate account

   . Guidelines to determine the maximum amount of premium that may be paid into a policy

   .   Limitations on withdrawals from a policy

   . Qualification testing for all life insurance policies that have cash value features

                           TAX STATUS OF THE POLICY

DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under
SECTION 7702 OF THE CODE. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. Guidance as to how IRC Section 7702 is to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to IRC SECTION 817(H).

Treasury Regulation Section 1.817-5, which was adopted to implement
Section 817(h), generally requires that no more than 55 percent of the value of the total assets of the mutual fund owned by the separate account may be represented by any one (1) investment; no more than 70 percent of such value may be represented by any two (2) investments; no more than 80 percent of such value may be represented by any three (3) investments; and no more than 90 percent of such value may be represented by any four (4) investments. Thus, under this test, the separate account and the mutual funds are generally required to invest a specified portion of its assets in at least five
(5) distinct investments. Generally, Treasury securities are not subject to the diversification test and to the extent that assets include such securities, somewhat less stringent requirements may apply.

The Separate Account, through the Funds, intends to comply with these requirements. Although the Company does not control the Funds, the Company intends to monitor the investments of the Funds to ensure compliance with these diversification requirements.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.


The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.


                       TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1), unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in IRC Section 101 (a)(2) applies. In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Contract Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition, such actions may have federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS (MEC)

Special tax considerations apply to "Modified Endowment Contracts". A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT FOR FEDERAL TAX PURPOSES BUT WHICH FAILS TO SATISFY A 7-PAY TEST AS SET FORTH IN THE IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the Stated Amount of the Policy may cause a retest under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, the Company believes that any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and full surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purpose of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a MEC remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the Contract Value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of the MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in the section entitled "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a MEC are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a full surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.

TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans may not be tax deductible.

INVESTMENT IN THE POLICY

Investment in the policy means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner (except that the amount of any loan from, or secured by, a policy that is a MEC, to the extent such amount is excluded from gross income, will be disregarded), plus
(iii) the amount of any loan from, or secured by, a policy that is a MEC to the extent that such amount is included in the gross income of the owner.

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split dollar arrangements. Furthermore there have been recent proposals to restrict the tax advantages of corporate owned life insurance that are currently under considerations by Congress. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.

                           OTHER TAX CONSIDERATIONS

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each Policy Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

                              INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the Company, to determine the existence of insurable interest in the life of the Insured under applicable state law.

                          THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.

                            ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.

                          DISTRIBUTION & COMPENSATION
--------------------------------------------------------------------------------

                                 DISTRIBUTION


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Policies (e.g., commissions payable to retail broker-dealers who sell the Policies). MLIDLLC does not retain any fees under the Policies; however, MLIDLLC may receive 12b-1 fees from the Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103-3415. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products.

The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved. The Policies are offered on a continuous basis.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Small Capitalization Fund, the American Funds Growth Fund and the American Funds Growth-Income Fund for services it provides in marketing the Fund's shares in connection with the Policy.

                                 COMPENSATION

Broker-dealers having selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. Instead, you indirectly pay for sales and distribution expenses through overall charges and fees assessed under your Policy. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Policy may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or MLIDLLC may receive from the Funds for providing administrative, marketing and other support and services to the Funds.


Compensation is a factor in setting pricing under the Policies, and as disclosed in the "Modifications, Reserved Rights and Other Charges" sub-section of this prospectus, the Company has the ability to customize pricing in relation to the compensation payable to distributors for particular cases and the payments anticipated to be received for providing administrative, marketing and other support and services to the Funds.


We generally pay compensation as a percentage of Premium Payments invested in the Policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the Contract Value. To the extent permitted by NASD rules and other applicable laws and regulations, MLIDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation. The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined above, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. When these additional payments are taken into account, the amount of overall compensation, including both commissions and additional compensation as outlined below, is not expected to exceed 40% of the premium paid in the first Contract Year or 15% of premiums paid in Contract Years 2-4. After Contract Year 4, the maximum compensation will not exceed 10% of premiums paid plus 0.50% of the current Contract Value. The preceding expected maximum overall compensation rates are based on the assumption that the broker-dealers who have selling agreements with MLIDLLC will have clients that make a certain minimum amount of premium payments over the course of the year. If this assumption proves to be inaccurate, the actual overall compensation rates may be higher than the preceding expected maximum overall compensation rates.

SALE OF VARIABLE LIFE POLICIES BY ENTITIES HAVING OTHER CONTRACTUAL RELATIONSHIPS WITH THE COMPANY. The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds which are offered under the Policies. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management, MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Policies.

SALE OF VARIABLE LIFE INSURANCE BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Policies through retail broker-dealers that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Policies is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Policies; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other product issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor in determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

PREFERRED DISTRIBUTION ARRANGEMENTS. The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the Policies; total assets attributable to sales of the Policies by registered representatives of the broker-dealer firm; the length of time that a Policy owner has owned the Policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the Policies and other variable insurance products offered by the Company or its affiliates. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representative to favor the Company's products. The Company and MLIDLCC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates New England Securities Corporation, Metropolitan Life Insurance Company and Walnut Street Securities, Inc. See the Statement of Additional Information - "UNDERWRITING AND DISTRIBUTION AGREEMENTS" for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.


                           OTHER POLICY INFORMATION
--------------------------------------------------------------------------------

                      PAYMENT AND SUSPENSION OF VALUATION

You may send your written requests for payment to our Home Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump-sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the Insured's death, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay our Death Benefit proceeds in a lump-sum or under an optional payment plan.

                               POLICY STATEMENTS

We will maintain all records relating to the Separate Account, the Investment Options and the Fixed Account. At least once each Policy Year, we will send you a statement showing:

   .   the Contract Value, Stated Amount and Amount Insured;

   .   the date and amount of each Premium Payment;

   .   the date and amount of each Monthly Deduction;

   . the amount of any Outstanding Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;

   .   the date and amount of any partial surrenders;

   .   the annualized cost of any Riders purchased under the Policy; and

   . a reconciliation since the last report of any change in Contract Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.

               LIMITS ON RIGHT TO CONTEST AND SUICIDE EXCLUSION

The Company may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if the Insured commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and
(ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of reinstatement.

                        MISSTATEMENT AS TO SEX AND AGE

If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Home Office.

                                POLICY CHANGES


At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid. As required by law, we will notify you of such Policy changes.


Once the Policy is issued, you may make certain changes. Some of these changes will not require additional underwriting approval; some changes will. Certain requests must be made in writing, as indicated below:

WRITTEN CHANGES REQUIRING UNDERWRITING APPROVAL:

   .   increases in the Stated Amount of insurance

WRITTEN CHANGES NOT REQUIRING UNDERWRITING APPROVAL:

   .   decreases in the Stated Amount of insurance

   .   changing the Death Benefit option

   .   changes to the way your Premiums Payments are allocated

   .   changing the Beneficiary (unless irrevocably named)


Written requests for changes may be sent to the Company c/o Andesa, Services, Inc., 3435 Winchester Road, Suite 401, Allentown, PA 18104, or directly to the Company at MetLife Insurance Company of Connecticut, Specialized Benefit Resources, P.O. Box 990028, Hartford, CT 06199-0028.




                              EMERGENCY PROCEDURE

We reserve the right to postpone any surrender, partial surrender, policy loan, or payment of death benefit proceeds for a period not to exceed six months, if in our reasonable judgment, such postponement is necessary for the orderly liquidation of assets invested in an Investment Option. Furthermore, we may postpone any payment involving a determination of Contract Value in any case whenever:

     (1) the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority or

     (2) in our reasonable judgment, we determine that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when Contract Value is being withdrawn from the Fixed Account.

                    RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Policy Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Policy to government regulators.

                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


In the ordinary course of business, the Company, similar to other insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect on the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the applicable Policy.




                             FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The financial statements of the Company and the Separate Account are in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon its ability to meet its obligations under the Policies.

                                  APPENDIX A
               GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

ACCUMULATION UNIT -- a standard of measurement used to calculate the value of the Investment Options.

AGE -- the Insured's age as of his or her last birthday on the Policy Date.

AMOUNT INSURED -- Under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "Minimum Amount Insured"). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3, the Amount Insured will generally be equal to the Stated Amount of the Policy, plus Premium Payments minus any partial surrender accumulated at the interest rate shown on the Policy Summary, or, if greater, the Minimum Amount Insured.

ANDESA SERVICES, INC. -- the third party administrator for this product, located at 3435 Winchester Rd, Suite 401, Allentown, PA, 18104.

BENEFICIARY (IES) -- the person(s) named to receive the Death Benefit of this Policy after the death of the Insured.

CASE -- a grouping of one or more Policies connected by a non-arbitrary factor. Every Policy issued will be part of a Case. Each Case will have one Policy Owner.

CASH SURRENDER VALUE -- the Contract Value less any Outstanding Loans.

CODE -- the Internal Revenue Code.


COMPANY (ISSUING COMPANY) -- MetLife Insurance Company of Connecticut.

COMPANY'S HOME OFFICE -- the office located at One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103-3415.


CONTRACT VALUE -- the sum of the accumulated value held in the Investment Options plus the Loan Account value and the Fixed Account value attributable to the Policy.

COST OF INSURANCE CHARGE -- a charge that reflects the anticipated mortality of the Insured.

COVERAGE AMOUNT -- the Amount Insured less the Contract Value.

DEATH BENEFIT -- the amount payable to the Beneficiary if this Policy is in force upon the death of the Insured.

DEDUCTION DATE (OR DAY) -- the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy's Contract Value.

FIXED ACCOUNT -- part of the General Account of the Company.

FUND -- see Mutual Fund.

GENERAL ACCOUNT -- an account that consists of the Company's assets other than those held in any separate account.

INITIAL PREMIUM PAYMENT -- the first Premium Payment made under the Policy.


INSURANCE COMPANY -- MetLife Insurance Company of Connecticut.


INSURANCE RISK -- is equal to the Coverage Amount.

INSURED -- the person whose life is insured under the Policy.

INVESTMENT OPTIONS -- the segments of the Separate Account to which you may allocate Premium Payments or Contract Value. Each Investment Option invests directly in a corresponding Mutual Fund.

INVESTMENT OPTION DEDUCTION -- the charge we deduct from each Investment Option to cover our mortality and expense risk charges and administrative charges. It is shown on the Policy Summary.

ISSUE DATE -- the date on which the Company issues the Policy for delivery to the Policy Owner.


ISSUING COMPANY -- MetLife Insurance Company of Connecticut.

LOAN ACCOUNT -- an account in the Company's General Ac1unt to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.

MATURITY BENEFIT -- an amount equal to the Policy's Contract Value, less any outstanding loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if the Insured is living on the Maturity Date.

MATURITY DATE -- the anniversary of the Policy Date on which the Insured is age 100.

MINIMUM AMOUNT INSURED -- the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Contract Value determined as of the first day of the Policy Month and is shown on the Policy Summary.

MONTHLY DEDUCTION AMOUNT -- the amount of charges deducted from the Policy's Contract Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

MUTUAL FUND (OR FUND) -- a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

NET AMOUNT AT RISK (Coverage Amount) -- the Death Benefit minus the Contract Value at the beginning of each Policy Month.

NET PREMIUM PAYMENT -- the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

OUTSTANDING LOAN -- the amount owed the Company as a result of policy loans including both principal and accrued interest.

PLANNED PREMIUM -- the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.


POLICY -- Corporate Owned Variable Universal Life Insurance IV, a variable flexible premium life insurance policy.


POLICY ANNIVERSARY -- an anniversary of the Policy Date.

POLICY DATE -- the date from which we begin charging the Monthly Deduction Amount and used to determine administrative transactions on the Policy (e.g., Deduction Days, Policy Years) -- shown on the Policy Summery.

POLICY MONTH -- twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

POLICY OWNER(S) (YOU, YOUR OR OWNER) -- the person(s) having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

POLICY YEARS -- each successive twelve-month period; the first beginning with the Policy Date.

PREMIUM PAYMENT -- the amounts you send us to be applied to your Policy.

RIDERS -- supplemental insurance benefits offered under the Policy.

SEPARATE ACCOUNT -- assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

STATED AMOUNT -- the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

UNDERWRITING PERIOD -- the time period from when we receive a completed application until the Issue Date.

VALUATION DATE -- a day on which the Separate Account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.


WE, US, OUR -- MetLife Insurance Company of Connecticut.


YOU, YOUR -- the owner(s) of the Policy.

                                  APPENDIX B
--------------------------------------------------------------------------------

      TARGET PREMIUM PER $1,000 OF STATED AMOUNT ALL UNDERWRITING CLASSES
           STANDARD AND PREFERRED SMOKER AND NON-SMOKER (CONTINUED)

                       AGE   MALE     FEMALE    UNISEX
                       --- --------- --------- ---------
                       20   25.49885  21.35312  24.67777
                       21   26.25533  22.05852  25.42278
                       22   27.04281  22.79038  26.19845
                       23   27.86586  23.54970  27.00937
                       24   28.72917  24.33773  27.85695
                       25   29.63486  25.15422  28.74463
                       26   30.58643  26.00205  29.67441
                       27   31.58335  26.88113  30.64690
                       28   32.62452  27.79141  31.66258
                       29   33.71079  28.73438  32.72066
                       30   34.84316  29.71150  33.82174
                       31   36.02088  30.72326  34.96677
                       32   37.24380  31.77143  36.15529
                       33   38.51130  32.85823  37.38654
                       34   39.82501  33.98300  38.66183
                       35   41.18470  35.14808  39.98270
                       36   42.59063  36.35310  41.34755
                       37   44.04142  37.59596  42.75638
                       38   45.53736  38.87592  44.20922
                       39   47.07884  40.19069  45.70492
                       40   48.66485  41.53957  47.24193
                       41   50.29448  42.92135  48.82045
                       42   51.96862  44.33684  50.44101
                       43   53.68801  45.78699  52.10416
                       44   55.45241  47.27608  53.81251
                       45   57.26368  48.80417  55.56579
                       46   59.12431  50.37449  57.36606
                       47   61.03580  51.99103  59.21574
                       48   63.00258  53.65371  61.11856
                       49   65.02827  55.36365  63.07747
                       50   67.11449  57.12257  65.09434
                       51   69.26320  58.93024  67.16829
                       52   71.47047  60.78640  69.29887
                       53   73.73607  62.68726  71.48414
                       54   76.05516  64.63067  73.71929
                       55   78.42689  66.61974  76.00345
                       56   80.85354  68.65902  78.34017
                       57   83.34160  70.75893  80.73560
                       58   85.90006  72.93427  83.20014
                       59   88.53960  75.19989  85.74576
                       60   91.26869  77.56483  88.37912
                       61   94.09169  80.03119  91.10324
                       62   97.00755  82.59477  93.91915
                       63  100.01297  85.23864  96.81869
                       64  103.10493  87.94870  99.79450
                       65  106.28342  90.71791 102.84656
                       66  109.56101  93.55528 105.98510
                       67  112.96034  96.48236 109.23156
                       68  116.51614  99.53950 112.62104
                       69  120.26554 102.77254 116.19089
                       70  124.23658 106.21512 119.96965
                       71  128.44465 109.89099 123.97439
                       72  132.88796 113.80393 128.20151
                       73  137.54435 117.93734 132.63054
                       74  142.38323 122.27404 137.23573
                       75  147.39278 126.80803 142.00609
                       76  152.58944 131.55967 146.95678
                       77  158.02373 136.57999 152.13912
                       78  163.78802 141.95257 157.64536
                       79  169.99253 147.77602 163.58178
                       80  176.72991 154.13846 170.04077

                                  APPENDIX C
--------------------------------------------------------------------------------

                     CASH VALUE ACCUMULATION TEST FACTORS

                    ATTAINED AGE   MALE    FEMALE   UNISEX
                    ------------ -------  -------  -------
                         20      633.148% 730.543% 634.793%
                         21      614.665% 707.139% 615.976%
                         22      596.465% 684.397% 597.468%
                         23      578.511% 662.302% 579.276%
                         24      560.815% 640.866% 561.389%
                         25      543.379% 620.044% 543.820%
                         26      526.258% 599.844% 526.602%
                         27      509.509% 580.274% 509.766%
                         28      493.139% 561.313% 493.352%
                         29      477.198% 542.942% 477.377%
                         30      461.701% 525.158% 461.850%
                         31      446.663% 507.942% 446.790%
                         32      432.102% 491.271% 432.212%
                         33      418.008% 475.156% 418.110%
                         34      404.389% 459.577% 404.476%
                         35      391.242% 444.539% 391.322%
                         36      378.572% 430.055% 378.643%
                         37      366.371% 416.121% 366.432%
                         38      354.629% 402.741% 354.688%
                         39      343.340% 389.900% 343.405%
                         40      332.495% 377.582% 332.568%
                         41      322.076% 365.761% 322.159%
                         42      312.066% 354.409% 312.160%
                         43      302.451% 343.485% 302.548%
                         44      293.213% 332.973% 293.311%
                         45      284.333% 322.845% 284.430%
                         46      275.796% 313.076% 275.889%
                         47      267.583% 303.657% 267.670%
                         48      259.681% 294.578% 259.759%
                         49      252.082% 285.825% 252.148%
                         50      244.777% 277.388% 244.833%
                         51      237.768% 269.258% 237.808%
                         52      231.048% 261.433% 231.068%
                         53      224.616% 253.903% 224.616%
                         54      218.462% 246.649% 218.462%
                         55      212.574% 239.650% 212.574%
                         56      206.935% 232.883% 206.935%
                         57      201.529% 226.323% 201.529%
                         58      196.343% 219.953% 196.343%
                         59      191.366% 213.770% 191.366%
                         60      186.595% 207.782% 186.595%
                         61      182.029% 202.001% 182.029%

                    ATTAINED AGE   MALE    FEMALE   UNISEX
                    ------------ -------  -------  -------
                         62      177.668% 196.446% 177.668%
                         63      173.510% 191.127% 173.510%
                         64      169.549% 186.043% 169.549%
                         65      165.775% 181.178% 165.775%
                         66      162.175% 176.510% 162.175%
                         67      158.734% 172.015% 158.734%
                         68      155.443% 167.672% 155.443%
                         69      152.296% 163.479% 152.296%
                         70      149.296% 159.441% 149.296%
                         71      146.446% 155.571% 146.446%
                         72      143.754% 151.890% 143.754%
                         73      141.225% 148.407% 141.225%
                         74      138.855% 145.126% 138.855%
                         75      142.252% 142.252% 142.252%
                         76      140.077% 140.077% 140.077%
                         77      138.021% 138.021% 138.021%
                         78      136.067% 136.067% 136.067%
                         79      134.206% 134.206% 134.206%
                         80      132.698% 132.698% 132.698%
                         81      131.020% 131.020% 131.020%
                         82      129.445% 129.445% 129.445%
                         83      127.981% 127.981% 127.981%
                         84      126.623% 126.623% 126.623%
                         85      120.411% 120.411% 120.411%
                         86      119.280% 119.280% 119.280%
                         87      118.211% 118.211% 118.211%
                         88      117.185% 117.185% 117.185%
                         89      116.182% 116.182% 116.182%
                         90      115.177% 115.177% 115.177%
                         91      114.146% 114.146% 114.146%
                         92      113.058% 113.058% 113.058%
                         93      111.887% 111.887% 111.887%
                         94      110.625% 110.625% 110.625%
                         95      109.295% 109.295% 109.295%
                         96      107.982% 107.982% 107.982%
                         97      106.958% 106.958% 106.958%
                         98      106.034% 106.034% 106.034%
                         99      103.603% 103.603% 103.603%

                                  APPENDIX D
--------------------------------------------------------------------------------

                          HYPOTHETICAL ILLUSTRATIONS


The tables in this Appendix are hypothetical illustrations that are intended to illustrate how the Policy's Contract Value, Cash Surrender Value and Death Benefit change over time based on a representative Insured's age and rating classification as well as a representative Premium Payment pattern. Each illustration assumes that all Premium Payments are invested in the Investment Options and corresponding Funds, and none is invested in the Fixed Account. Each illustration assumes gross rates of returns for the Funds, before deduction of Fund charges, of 0%, 6% and 10%. Each illustration shows Death Benefit Option 1, the Level Option.

The first table illustrates that the MAXIMUM GUARANTEED Cost of Insurance Rates and Policy Administrative Expense charge allowable under the Policy are charged in all years. This table also reflects the deduction of an arithmetic average of Fund expenses and the maximum guaranteed (i) Front-End Sales Expense Charges, (ii) Mortality and Expense Risk Charge, and (iii) Monthly Sales Expense Charge.

The second table illustrates that the CURRENT Cost of Insurance Rates and Policy Administrative Expense charge are charged in all years. This table also reflects the deduction of an arithmetic average of Fund expenses and the maximum guaranteed (i) Front-End Sales Expense Charges, (ii) Mortality and Expense Risk Charge, and (iii) Monthly Sales Expense Charge.




The Cost of Insurance Rates charged varies by age, sex and underwriting classification. The Policy Administrative Expense Charge is a flat dollar amount. Both charges are deducted monthly on a pro rata basis from each of the Investment Options.

The Mortality and Expense risk charge is deducted daily from the unloaned portion of the Cash Value.

The illustrations assume that no increases in stated amount are made and that the Monthly Sales Expense Charge is deducted monthly for the first twenty Policy Years as to the initial Stated Amount. The charge is deducted on a pro rata basis from each of the Investment Options.

The values also reflect the deduction from Premium Payments of the Front-End Sales Expense Charge.


The charge for Fund expenses reflected in the illustrations assumes that Cash Value is allocated equally among all Investment Options and is an arithmetic average of investment advisory fees and other expenses charged by each of the available Funds during the most recent calendar year. The Fund expenses used do not reflect any expense reimbursement or fee waiver arrangements that may be in effect (and may be shown in the prospectus -- Fund Charges and Expenses). If the expense reimbursement or fee waiver arrangements were reflected, values shown in the illustrations may be higher. The actual charges under a Policy for expenses of the Funds will vary from year to year and will depend on the actual allocation of Cash Value and may be higher or lower than those illustrated.

After deduction of the Fund expenses and Mortality and Expense Risk Charge, the illustrated gross annual investment rates of return of 0%, 6% and 10% correspond to approximate net annual rates of -1.20%, 4.80% and 8.80%, respectively, on a current basis, and to approximate net annual rates of -1.75%, 4.25% and 8.25%, respectively, on a guaranteed basis. These approximate net annual rates of return do not reflect the deduction of the Cost of Insurance Charge, the Policy Administrative Expense Charge and the Monthly Sales Expense Charge.

The illustrations do not reflect any charges for federal income taxes against the Separate Account since the Company is not currently deducting such charges from Fund UL III. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 10% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Contract Values and Cash Surrender Values illustrated.

Policy values would be different (either higher or lower) from the illustrated amounts in certain circumstances. For example, illustrated amounts would be different where actual gross rates of return averaged 0%, 6%, or 10%, but
(i) the rates of return varied above and below these averages during the period, (ii) Premium Payments were paid in other amounts or at other than annual intervals, or (iii) cash values were allocated differently among individual Investment Options with varying rates of return. They would also differ if a policy loan or partial withdrawal were made during the period of time illustrated, if the Insured were female or in another rating classification, if a different Death Benefit Option had been selected, or if the Policies were issued in situations where distinctions between male and female Insureds are not permitted. If actual gross rates of return on the Funds are higher or lower than those assumed in these illustrations, and/or if the actual current charges are higher or lower than those assumed in these illustrations, the actual results (Death Benefit, Contract Value, and Cash Surrender Value) will differ from the illustrated results.

Where required by law or upon request, the Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 10%.

                  CORPORATE OWNED VARIABLE UNIVERSAL LIFE IV

                FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
                          LEVEL DEATH BENEFIT OPTION

               HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES



      MALE ISSUE AGE 47                      TOTAL FACE AMOUNT: 1,584,000
      GUARANTEED ISSUE, NON-SMOKER           BASE FACE AMOUNT:  1,584,000
      ANNUAL PREMIUM:              $96,680   TERM FACE AMOUNT:          0



               TOTAL                 0%                            6%                             10%
     ANNUAL   PREMIUMS  ----------------------------- ----------------------------- --------------------------------
     PREMIUM  WITH 5%   CONTRACT SURRENDER   DEATH    CONTRACT SURRENDER   DEATH     CONTRACT  SURRENDER    DEATH
YEAR OUTLAY   INTEREST   VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT     VALUE      VALUE     BENEFIT
---- ------- ---------- -------- --------- ---------- -------- --------- ---------- ---------- ---------- ----------
 1   $96,680 $  101,514 $ 73,354 $ 73,354  $1,584,000 $ 78,137 $ 78,137  $1,584,000 $   81,329 $   81,329 $1,584,000
 2   $96,680 $  208,104 $145,197 $145,197  $1,584,000 $159,403 $159,403  $1,584,000 $  169,202 $  169,202 $1,584,000
 3   $96,680 $  320,023 $215,543 $215,543  $1,584,000 $243,957 $243,957  $1,584,000 $  264,214 $  264,214 $1,584,000
 4   $96,680 $  437,538 $284,412 $284,412  $1,584,000 $331,980 $331,980  $1,584,000 $  367,037 $  367,037 $1,584,000
 5   $96,680 $  560,929 $351,784 $351,784  $1,584,000 $423,635 $423,635  $1,584,000 $  478,384 $  478,384 $1,584,000
 6   $96,680 $  690,489 $417,679 $417,679  $1,584,000 $519,148 $519,148  $1,584,000 $  599,105 $  599,105 $1,584,000
 7   $96,680 $  826,528 $482,093 $482,093  $1,584,000 $618,753 $618,753  $1,584,000 $  729,952 $  729,952 $1,635,705
 8   $     0 $  867,854 $460,625 $460,625  $1,584,000 $633,167 $633,167  $1,584,000 $  778,544 $  778,544 $1,696,858
 9   $     0 $  911,247 $438,243 $438,243  $1,584,000 $647,418 $647,418  $1,584,000 $  830,096 $  830,096 $1,760,518
 10  $     0 $  956,809 $414,840 $414,840  $1,584,000 $661,468 $661,468  $1,584,000 $  884,776 $  884,776 $1,826,774
 15  $     0 $1,221,158 $277,314 $277,314  $1,584,000 $726,650 $726,650  $1,584,000 $1,211,244 $1,211,244 $2,200,211
 20  $     0 $1,558,542 $ 77,920 $ 77,920  $1,584,000 $770,435 $770,435  $1,584,000 $1,638,573 $1,638,573 $2,652,401
 25  $     0 $1,989,138 $      0 $      0  $        0 $775,927 $775,927  $1,584,000 $2,196,777 $2,196,777 $3,211,783
 30  $     0 $2,538,700 $      0 $      0  $        0 $658,284 $658,284  $1,584,000 $2,859,723 $2,859,723 $4,000,457
 35  $     0 $3,240,096 $      0 $      0  $        0 $196,485 $196,485  $1,584,000 $3,575,132 $3,575,132 $4,678,838
 40  $     0 $4,135,275 $      0 $      0  $        0 $      0 $      0  $        0 $4,379,792 $4,379,792 $5,219,688
 45  $     0 $5,277,775 $      0 $      0  $        0 $      0 $      0  $        0 $5,366,097 $5,366,097 $6,119,884
 50  $     0 $6,735,927 $      0 $      0  $        0 $      0 $      0  $        0 $6,503,582 $6,503,582 $7,013,588
 53  $     0 $8,187,561 $      0 $      0  $        0 $      0 $      0  $        0 $7,021,087 $7,021,087 $7,105,340



These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 10% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

                  CORPORATE OWNED VARIABLE UNIVERSAL LIFE IV

                FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
                          LEVEL DEATH BENEFIT OPTION

                HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES



      MALE ISSUE AGE 47                      TOTAL FACE AMOUNT: 1,584,000
      GUARANTEED ISSUE, NON-SMOKER           BASE FACE AMOUNT:  1,584,000
      ANNUAL PREMIUM:              $96,680   TERM FACE AMOUNT:          0



               TOTAL                 0%                              6%                                10%
     ANNUAL   PREMIUMS  ----------------------------- -------------------------------- -----------------------------------
     PREMIUM  WITH 5%   CONTRACT SURRENDER   DEATH     CONTRACT  SURRENDER    DEATH     CONTRACT    SURRENDER     DEATH
YEAR OUTLAY   INTEREST   VALUE     VALUE    BENEFIT     VALUE      VALUE     BENEFIT     VALUE        VALUE      BENEFIT
---- ------- ---------- -------- --------- ---------- ---------- ---------- ---------- ----------- ----------- -----------
 1   $96,680 $  101,514 $ 85,388 $ 94,572  $1,584,000 $   90,673 $   99,857 $1,584,000 $    94,197 $   103,382 $ 1,584,000
 2   $96,680 $  208,104 $169,078 $183,096  $1,584,000 $  185,017 $  199,035 $1,584,000 $   195,998 $   210,017 $ 1,584,000
 3   $96,680 $  320,023 $252,330 $270,457  $1,584,000 $  284,531 $  302,659 $1,584,000 $   307,452 $   325,580 $ 1,584,000
 4   $96,680 $  437,538 $334,274 $353,610  $1,584,000 $  388,558 $  407,894 $1,584,000 $   428,485 $   447,821 $ 1,584,000
 5   $96,680 $  560,929 $415,423 $433,550  $1,584,000 $  497,830 $  515,957 $1,584,000 $   560,474 $   578,602 $ 1,584,000
 6   $96,680 $  690,489 $495,359 $508,411  $1,584,000 $  612,215 $  625,266 $1,584,000 $   704,015 $   717,067 $ 1,622,703
 7   $96,680 $  826,528 $574,252 $581,020  $1,584,000 $  732,009 $  738,777 $1,640,315 $   859,479 $   866,247 $ 1,925,955
 8   $     0 $  867,854 $561,301 $561,301  $1,584,000 $  761,359 $  761,359 $1,659,403 $   928,458 $   928,458 $ 2,023,600
 9   $     0 $  911,247 $548,053 $548,053  $1,584,000 $  791,803 $  791,803 $1,679,305 $ 1,002,931 $ 1,002,931 $ 2,127,077
 10  $     0 $  956,809 $534,344 $534,344  $1,584,000 $  823,270 $  823,270 $1,699,784 $ 1,083,180 $ 1,083,180 $ 2,236,412
 15  $     0 $1,221,158 $448,339 $448,339  $1,584,000 $  989,681 $  989,681 $1,797,744 $ 1,575,556 $ 1,575,556 $ 2,861,980
 20  $     0 $1,558,542 $328,927 $328,927  $1,584,000 $1,178,409 $1,178,409 $1,907,521 $ 2,271,201 $ 2,271,201 $ 3,676,453
 25  $     0 $1,989,138 $150,783 $150,783  $1,584,000 $1,396,250 $1,396,250 $2,041,378 $ 3,245,750 $ 3,245,750 $ 4,745,428
 30  $     0 $2,538,700 $      0 $      0  $        0 $1,694,562 $1,694,562 $2,370,517 $ 4,749,913 $ 4,749,913 $ 6,644,636
 35  $     0 $3,240,096 $      0 $      0  $        0 $2,026,176 $2,026,176 $2,651,692 $ 6,848,215 $ 6,848,215 $ 8,962,378
 40  $     0 $4,135,275 $      0 $      0  $        0 $2,407,348 $2,407,348 $2,868,996 $ 9,810,859 $ 9,810,859 $11,692,249
 45  $     0 $5,277,775 $      0 $      0  $        0 $2,859,601 $2,859,601 $3,261,294 $14,051,958 $14,051,958 $16,025,864
 50  $     0 $6,735,927 $      0 $      0  $        0 $3,409,581 $3,409,581 $3,676,958 $20,201,855 $20,201,855 $21,786,069
 53  $     0 $8,187,561 $      0 $      0  $        0 $3,525,068 $3,525,068 $3,567,369 $25,406,364 $25,406,364 $25,711,240



These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 10% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

To learn more about the Policy, you should read the Statement of Additional Information (SAI) dated the same date as this prospectus, which is incorporated by reference into this Prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to MetLife Insurance Company of Connecticut, Specialized Benefit Resources,P.O. Box 990028, Hartford, CT 06199-0028, call 1-877-942-2654 or access the SEC's website (http://www.sec.gov).


To obtain free copies of personalized illustrations of Death Benefits, Cash Surrender Values, and Contract Values please contact your agent or registered representative.

The SAI and additional information about the Registrant can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Registrant are available on the Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, DC 20549-0102.

Investment Company Act File Numbers: 811-09215


 Book 92                                                                05/06

                     CORPORATE VARIABLE LIFE SERIES I & 2
                         CORPORATE VARIABLE LIFE 2000
                          CORPORATE VARIABLE LIFE III
                               CORPORATE SELECT
                  CORPORATE OWNED VARIABLE LIFE INSURANCE IV


                 PART B - STATEMENT OF ADDITIONAL INFORMATION
                                     (SAI)

                                     DATED


                                  MAY 1, 2006


                                      FOR


             METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE

                                 (REGISTRANT)

                                   ISSUED BY


                   METLIFE INSURANCE COMPANY OF CONNECTICUT*

                                  (DEPOSITOR)


This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Policies and MetLife Insurance Company of Connecticut. You should read this SAI in conjunction with the prospectuses for the Flexible Premium Variable Life Insurance Contract dated May 1, 2006 ("the Contract"). The defined terms used in this SAI are as defined in the prospectus.

Copies of the prospectuses may be obtained by writing to MetLife Insurance Company of Connecticut, One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103-3415, or by calling 1-877-942-2654 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

*The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a Policy endorsement notifying you of the name change once it has occurred.

                               TABLE OF CONTENTS


                                                             PAGE
GENERAL INFORMATION AND HISTORY......................           3
   The Depositor.....................................           3
   State Regulation..................................           3
   The Registrant....................................           3
   Registration Statement............................           3
   The Custodian.....................................           3
UNDERWRITING AND DISTRIBUTION AGREEMENTS.............           3
   Distribution and Principal Underwriting Agreement.           3
   Compensation......................................           4
   Distribution and Service Fees (12b-1 fees)........           4
VALUATION OF ASSETS..................................           5
   Investment Options................................           5
   The Contract Value................................           5
   Accumulation Unit Value...........................           5
ADDITIONAL INFORMATION ABOUT CONTRACT CHARGES........           6
   Special Purchase Plans............................           6
   Underwriting Procedures...........................           6
   Increases and Decreases in Stated Amount..........           6
RESTRICTIONS ON FINANCIAL TRANSACTIONS...............           7
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM........           7
FINANCIAL STATEMENTS.................................           7

                        GENERAL INFORMATION AND HISTORY


THE DEPOSITOR. MetLife Insurance Company of Connecticut, formerly, The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415, and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its affiliates and subsidiaries, is a leading provider of insurance and other financial services to a broad spectrum of individual and institutional customers.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the Commissioner). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE REGISTRANT. MetLife Insurance Company of Connecticut sponsors a separate account: The MetLife of CT Fund UL III for Variable Life Insurance (formerly The Travelers Fund UL III for Variable Life Insurance) (Fund UL III). Fund UL III was established under the laws of Connecticut on January 15, 1999. Fund UL III is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "a separate account." Separate accounts are primarily designed to keep policy assets separate from other company assets.


REGISTRATION STATEMENT. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.


                   UNDERWRITING AND DISTRIBUTION AGREEMENTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Information about the distribution of the Policies is contained in the prospectus (see
"Distribution & Compensation"). Additional information is provided below.

MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. MLIDLLC also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                       MLIDLLC UNDERWRITING COMMISSIONS



     UNDERWRITING COMMISSIONS PAID TO MLIDLLC BY     AMOUNT OF UNDERWRITING
YEAR                 THE COMPANY                 COMMISSIONS RETAINED BY MLIDLLC
---- ------------------------------------------- -------------------------------
2005                 $17,728,827                               $0
2004                 $17,562,000                               $0
2003                 $22,759,000                               $0



The Policies are offered on a continuous basis. MLIDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. We intend to offer the Policy in all jurisdictions where we are licensed to do business and where the Policy is approved.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and on-cash compensation and other benefits. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy and from profits on payments received by the Company and MLIDLLC for providing administrative, marketing and other support and services to the Funds.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,617,678 to $1,894. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $38,782,702 to $584,889. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $42,400,380 to $175,737.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.
Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.

Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


                              VALUATION OF ASSETS

INVESTMENT OPTIONS. The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

          (a) = investment income plus capital gains and losses (whether realized or unrealized);

          (b) = any deduction for applicable taxes (presently zero); and

          (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.

                       CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1

Where:

BaseReturn = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.
ContractChargeAdjustment = AverageAUV x Period Charge.
AverageAUV = (CurrentAUV + PriorAUV) / 2.
PeriodCharge = AnnualContractFee x (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula BUT where:

BaseReturn = AUVChange / PriorAUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                 ADDITIONAL INFORMATION ABOUT CONTRACT CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Contract (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Contract is issues; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other contracts we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Contract's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Contract has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Contract) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender and risk class.

The cost of insurance rates, Policy charges, and payment options for Contracts issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. After the first Policy Year, You may request in writing to change the Stated Amount. When your Stated Amount changes, your policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Contract may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may effect you).

Under some circumstances you will need to provide evidence that the insured(s) is still insurable and that an insurable interest continues to exist. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.

When we increase the Stated Amount we issue an additional insurance segment. Each insurance segment has its own issue age, risk class and in certain instances, charges. After an increase in Stated Amount, different cost of insurance rates may apply to different segments of Stated Amount. If this happens we will attribute your Cash Value proportionately to each segment to compute our insurance risk and to calculate the cost of insurance charge. In addition, premiums received after an increase in Stated Amount has been effective will not be added together with premium received before the requested increase for purposes of determining the Sales Expense Charge.

                    RESTRICTIONS ON FINANCIAL TRANSACTIONS

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to freeze a Policy Owner's account and refuse to pay any request for transfers, withdrawals, surrenders, loan or death benefit until instructions are received from the appropriate regulators.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of The Travelers Fund UL III for Variable Life Insurance as of December 31, 2005 and for the period in the year then ended and The Travelers Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife, Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., PUSH DOWN BASIS OF ACCOUNTING REQUIRED IN CERTAIN LIMITED CIRCUMSTANCES and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, BUSINESS COMBINATIONS) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

The statement of changes in net assets of The Travelers Fund UL III for Variable Life Insurance for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, have been included herein and in the registration statement in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports refer to changes in The Travelers Insurance Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for variable interest entities in 2003.

                             FINANCIAL STATEMENTS

The financial statements of The Travelers Insurance Company and The Travelers Fund UL III for Variable Life Insurance follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contract and should not be considered as bearing on the investment performance of the Separate Account.

                                [SAF1205_ULIII]

                                [TIC_FINS_1205]


                                      9

ANNUAL REPORT
DECEMBER 31, 2005

                           THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE
                                             OF
                           THE TRAVELERS INSURANCE COMPANY

The Travelers Insurance Company
One Cityplace
Hartford, CT 06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
The Travelers Fund UL III for Variable Life Insurance and the Board of Directors of The Travelers Insurance Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising The Travelers Fund UL III for Variable Life Insurance (the "Separate Account") of The Travelers Insurance Company ("TIC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising The Travelers Fund UL III for Variable Life Insurance of TIC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 15, 2006

                                   APPENDIX A

                       AIM Capital Appreciation Portfolio
                  AIM V.I. International Growth Fund - Series I
                             All Cap Fund - Class I
             AllianceBernstein Growth and Income Portfolio - Class B
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                   Asset Manager SM Portfolio - Initial Class
                       Balanced Portfolio - Service Shares
                            Capital Appreciation Fund
                     Contrafund Portfolio - Service Class 2
                        Convertible Securities Portfolio
                 Credit Suisse Trust Emerging Markets Portfolio
                    Delaware VIP REIT Series - Standard Class
              Delaware VIP Small Cap Value Series - Standard Class
                       Disciplined Mid Cap Stock Portfolio
                    Dreyfus Stock Index Fund - Initial Shares
              Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                     EAFE Equity Index Fund - Class A Shares
                   Emerging Markets Equity Portfolio - Class I
                             Equity Income Portfolio
                     Equity Index Portfolio - Class I Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
                           Fundamental Value Portfolio
                       Global Growth Fund - Class 2 Shares
                  Global Technology Portfolio - Service Shares
                   Growth & Income Portfolio - Service Class 2
                           Growth and Income Portfolio
                          Growth Fund - Class 2 Shares
                       Growth-Income Fund - Class 2 Shares
                              High Yield Bond Trust
                            Investors Fund - Class I
                               Large Cap Portfolio
                        Mercury Large Cap Core Portfolio
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                       Mid Cap Portfolio - Service Class 2
                             Mid-Cap Value Portfolio
                     Mondrian International Stock Portfolio
                             Money Market Portfolio
                          PIMCO Low Duration Portfolio
              Pioneer Mid Cap Value VCT Portfolio - Class II Shares
                Putnam VT Discovery Growth Fund - Class IB Shares
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                  Real Return Portfolio - Administrative Class
                            Royce Micro Cap Portfolio
                            Royce Small Cap Portfolio
                        SB Government Portfolio - Class A
                      Small Cap Index Fund - Class A Shares
                    Smith Barney Aggressive Growth Portfolio
               Smith Barney International All Cap Growth Portfolio
               Smith Barney Large Capitalization Growth Portfolio
                        Social Awareness Stock Portfolio
                          Strategic Bond Fund - Class I
                           Strategic Equity Portfolio
          Templeton Developing Markets Securities Fund - Class 2 Shares
               Templeton Foreign Securities Fund - Class 2 Shares
            Templeton Global Income Securities Fund - Class 1 Shares
                Templeton Growth Securities Fund - Class 2 Shares
                           Total Return Fund - Class I
                  Total Return Portfolio - Administrative Class
                        Travelers Quality Bond Portfolio
                      U.S. Government Securities Portfolio
                         Van Kampen Enterprise Portfolio
          Vanguard Variable Insurance Fund Diversified Value Portfolio
             Vanguard Variable Insurance Fund Equity Index Portfolio
          Vanguard Variable Insurance Fund Short-Term Investment-Grade
                                    Portfolio
                    VIP Overseas Portfolio - Service Class 2
                             VP Ultra Fund - Class I
                   Worldwide Growth Portfolio - Service Shares

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and Owners of Variable Life Insurance Contracts of The Travelers Fund UL III for Variable Life
Insurance:

We have audited the statement of changes in net assets of The Travelers Fund UL III for Variable Life Insurance (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year or lesser periods ended December 31, 2004 and the financial highlights for each of the years or lesser periods in the four-year period then ended. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and the financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting The Travelers Fund UL III for Variable Life Insurance for the year or lesser periods then ended, and the financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                             CAPITAL          DREYFUS STOCK
                                          APPRECIATION         INDEX FUND -            HIGH YIELD          MONEY MARKET
                                              FUND            INITIAL SHARES           BOND TRUST           PORTFOLIO
                                        ---------------       ---------------       ---------------       ---------------
ASSETS:
  Investments at market value:          $    24,147,159       $    30,130,384       $    41,342,260       $   161,047,518

  Receivables:
    Dividends ................                       --                    --                    --               269,242
                                        ---------------       ---------------       ---------------       ---------------

      Total Assets ...........               24,147,159            30,130,384            41,342,260           161,316,760
                                        ---------------       ---------------       ---------------       ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      145                   168                   232                   958
                                        ---------------       ---------------       ---------------       ---------------

      Total Liabilities ......                      145                   168                   232                   958
                                        ---------------       ---------------       ---------------       ---------------

NET ASSETS:                             $    24,147,014       $    30,130,216       $    41,342,028       $   161,315,802
                                        ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                           AIM V.I.          ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                         INTERNATIONAL           GROWTH AND           LARGE-CAP
                                         GROWTH FUND -       INCOME PORTFOLIO -   GROWTH PORTFOLIO -      VP ULTRA FUND -
                                           SERIES I               CLASS B              CLASS B                CLASS I
                                        ---------------      ------------------   -------------------     ---------------
ASSETS:
  Investments at market value:          $     1,274,694       $     2,225,009       $    21,599,706       $     5,780,230

  Receivables:
    Dividends ................                       --                    --                    --                    --
                                        ---------------       ---------------       ---------------       ---------------

      Total Assets ...........                1,274,694             2,225,009            21,599,706             5,780,230
                                        ---------------       ---------------       ---------------       ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                        7                    13                   119                    31
                                        ---------------       ---------------       ---------------       ---------------

      Total Liabilities ......                        7                    13                   119                    31
                                        ---------------       ---------------       ---------------       ---------------

NET ASSETS:                             $     1,274,687       $     2,224,996       $    21,599,587       $     5,780,199
                                        ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

     GLOBAL                                 GROWTH-INCOME                              DELAWARE           DELAWARE VIP
  GROWTH FUND -        GROWTH FUND -            FUND -          CREDIT SUISSE          VIP REIT            SMALL CAP
     CLASS 2              CLASS 2              CLASS 2         TRUST EMERGING          SERIES -          VALUE SERIES -
     SHARES                SHARES               SHARES        MARKETS PORTFOLIO     STANDARD CLASS       STANDARD CLASS
---------------      ---------------      ---------------     -----------------     ---------------      ---------------
$    11,124,183      $    58,186,324      $    36,359,445      $    24,544,209      $    46,625,258      $     5,274,275


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     11,124,183           58,186,324           36,359,445           24,544,209           46,625,258            5,274,275
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             64                  289                  169                  136                  256                   29
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             64                  289                  169                  136                  256                   29
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$    11,124,119      $    58,186,035      $    36,359,276      $    24,544,073      $    46,625,002      $     5,274,246
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                       FRANKLIN             TEMPLETON
                                                                                      SMALL-MID             DEVELOPING
                                                               DREYFUS VIF -          CAP GROWTH             MARKETS
                                          DREYFUS VIF -          DEVELOPING           SECURITIES            SECURITIES
                                          APPRECIATION            LEADERS               FUND -                FUND -
                                           PORTFOLIO -          PORTFOLIO -            CLASS 2               CLASS 2
                                         INITIAL SHARES        INITIAL SHARES           SHARES                SHARES
                                        ---------------       ---------------       ---------------       ---------------
ASSETS:
  Investments at market value:          $     3,902,112       $    24,882,688       $    20,350,330       $    23,355,527

  Receivables:
    Dividends ................                       --                    --                    --                    --
                                        ---------------       ---------------       ---------------       ---------------

      Total Assets ...........                3,902,112            24,882,688            20,350,330            23,355,527
                                        ---------------       ---------------       ---------------       ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       22                   128                   102                   126
                                        ---------------       ---------------       ---------------       ---------------

      Total Liabilities ......                       22                   128                   102                   126
                                        ---------------       ---------------       ---------------       ---------------

NET ASSETS:                             $     3,902,090       $    24,882,560       $    20,350,228       $    23,355,401
                                        ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                        TEMPLETON
    TEMPLETON             GLOBAL             TEMPLETON
     FOREIGN              INCOME               GROWTH
   SECURITIES           SECURITIES           SECURITIES          EQUITY INDEX
     FUND -               FUND -               FUND -             PORTFOLIO -         FUNDAMENTAL
     CLASS 2             CLASS 1              CLASS 2               CLASS I              VALUE        BALANCED PORTFOLIO -
     SHARES               SHARES               SHARES               SHARES             PORTFOLIO         SERVICE SHARES
---------------      ---------------      ---------------      ---------------      ---------------   --------------------
$    24,657,364      $       945,881      $       785,948      $    74,463,781      $     5,129,575      $    17,359,484


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     24,657,364              945,881              785,948           74,463,781            5,129,575           17,359,484
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            114                    6                    5                  396                   31                   98
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            114                    6                    5                  396                   31                   98
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$    24,657,250      $       945,875      $       785,943      $    74,463,385      $     5,129,544      $    17,359,386
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             GLOBAL               WORLDWIDE
                                           TECHNOLOGY               GROWTH
                                           PORTFOLIO -           PORTFOLIO -           GROWTH AND             MID-CAP
                                             SERVICE               SERVICE               INCOME                VALUE
                                             SHARES                 SHARES             PORTFOLIO             PORTFOLIO
                                        ---------------       ---------------       ---------------       ---------------
ASSETS:
  Investments at market value:          $     1,942,786       $     1,702,972       $     3,103,096       $    15,479,978

  Receivables:
    Dividends ................                       --                    --                    --                    --
                                        ---------------       ---------------       ---------------       ---------------

      Total Assets ...........                1,942,786             1,702,972             3,103,096            15,479,978
                                        ---------------       ---------------       ---------------       ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       10                    10                    17                   100
                                        ---------------       ---------------       ---------------       ---------------

      Total Liabilities ......                       10                    10                    17                   100
                                        ---------------       ---------------       ---------------       ---------------

NET ASSETS:                             $     1,942,776       $     1,702,962       $     3,103,079       $    15,479,878
                                        ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                   PIONEER
                                                                   MID CAP             PUTNAM VT            PUTNAM VT
     PIMCO             REAL RETURN          TOTAL RETURN          VALUE VCT            DISCOVERY          INTERNATIONAL
      LOW              PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         GROWTH FUND -        EQUITY FUND -
   DURATION           ADMINISTRATIVE       ADMINISTRATIVE         CLASS II              CLASS IB             CLASS IB
   PORTFOLIO              CLASS                CLASS               SHARES                SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     7,073,033      $    33,133,524      $   128,880,340      $    12,151,930      $       373,736      $    23,626,129


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      7,073,033           33,133,524          128,880,340           12,151,930              373,736           23,626,129
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             39                  170                  714                   63                    2                  129
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             39                  170                  714                   63                    2                  129
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     7,072,994      $    33,133,354      $   128,879,626      $    12,151,867      $       373,734      $    23,626,000
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            PUTNAM VT
                                            SMALL CAP
                                          VALUE FUND -          ROYCE SMALL
                                            CLASS IB                CAP              ALL CAP FUND -      INVESTORS FUND -
                                             SHARES              PORTFOLIO              CLASS I              CLASS I
                                        ---------------       ---------------       ---------------      ----------------
ASSETS:
  Investments at market value:          $    35,783,855       $       300,852       $     7,682,422       $    30,881,397

  Receivables:
    Dividends ................                       --                    --                    --                    --
                                        ---------------       ---------------       ---------------       ---------------

      Total Assets ...........               35,783,855               300,852             7,682,422            30,881,397
                                        ---------------       ---------------       ---------------       ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      190                     2                    43                   157
                                        ---------------       ---------------       ---------------       ---------------

      Total Liabilities ......                      190                     2                    43                   157
                                        ---------------       ---------------       ---------------       ---------------

NET ASSETS:                             $    35,783,665       $       300,850       $     7,682,379       $    30,881,240
                                        ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             SMALL CAP               SB
   STRATEGIC              TOTAL             INDEX FUND -         GOVERNMENT           AIM CAPITAL         CONVERTIBLE
  BOND FUND -         RETURN FUND -           CLASS A            PORTFOLIO -          APPRECIATION         SECURITIES
    CLASS I              CLASS I               SHARES              CLASS A             PORTFOLIO           PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     3,931,815      $       488,618      $    32,820,587      $       194,274      $    14,928,911      $     4,602,876


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      3,931,815              488,618           32,820,587              194,274           14,928,911            4,602,876
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             27                    3                  180                    1                   88                   25
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             27                    3                  180                    1                   88                   25
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     3,931,788      $       488,615      $    32,820,407      $       194,273      $    14,928,823      $     4,602,851
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                           DISCIPLINED                                                        MERCURY
                                             MID CAP               EQUITY                                    LARGE CAP
                                              STOCK                INCOME              LARGE CAP                CORE
                                            PORTFOLIO            PORTFOLIO             PORTFOLIO             PORTFOLIO
                                        ---------------       ---------------       ---------------       ---------------
ASSETS:
  Investments at market value:          $    30,452,666       $    49,947,186       $    26,839,685       $       710,449

  Receivables:
    Dividends ................                       --                    --                    --                    --
                                        ---------------       ---------------       ---------------       ---------------

      Total Assets ...........               30,452,666            49,947,186            26,839,685               710,449
                                        ---------------       ---------------       ---------------       ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      168                   309                   152                     5
                                        ---------------       ---------------       ---------------       ---------------

      Total Liabilities ......                      168                   309                   152                     5
                                        ---------------       ---------------       ---------------       ---------------

NET ASSETS:                             $    30,452,498       $    49,946,877       $    26,839,533       $       710,444
                                        ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

      MFS                                     MONDRIAN                                                        U.S.
    MID CAP               MFS              INTERNATIONAL          STRATEGIC            TRAVELERS           GOVERNMENT
    GROWTH            TOTAL RETURN             STOCK               EQUITY             QUALITY BOND         SECURITIES
   PORTFOLIO           PORTFOLIO             PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$    28,006,590      $    59,365,957      $    12,214,810      $     5,851,994      $    29,243,700      $    33,448,760


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     28,006,590           59,365,957           12,214,810            5,851,994           29,243,700           33,448,760
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            160                  325                   75                   32                  164                  189
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            160                  325                   75                   32                  164                  189
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$    28,006,430      $    59,365,632      $    12,214,735      $     5,851,962      $    29,243,536      $    33,448,571
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                   EMERGING                                 SMITH BARNEY
                                                                   MARKETS            SMITH BARNEY         INTERNATIONAL
                                           VAN KAMPEN               EQUITY             AGGRESSIVE             ALL CAP
                                           ENTERPRISE            PORTFOLIO -             GROWTH                GROWTH
                                            PORTFOLIO              CLASS I             PORTFOLIO             PORTFOLIO
                                        ---------------       ---------------       ---------------       ---------------
ASSETS:
  Investments at market value:          $     2,531,024       $         6,805       $     5,448,463       $       348,734

  Receivables:
    Dividends ................                       --                    --                    --                    --
                                        ---------------       ---------------       ---------------       ---------------

      Total Assets ...........                2,531,024                 6,805             5,448,463               348,734
                                        ---------------       ---------------       ---------------       ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       15                    --                    31                     3
                                        ---------------       ---------------       ---------------       ---------------

      Total Liabilities ......                       15                    --                    31                     3
                                        ---------------       ---------------       ---------------       ---------------

NET ASSETS:                             $     2,531,009       $         6,805       $     5,448,432       $       348,731
                                        ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                        VANGUARD
                                                                                        VARIABLE
                                              VANGUARD            VANGUARD             INSURANCE
  SMITH BARNEY                                VARIABLE            VARIABLE                FUND
      LARGE                SOCIAL            INSURANCE            INSURANCE            SHORT-TERM            ASSET
 CAPITALIZATION          AWARENESS              FUND                FUND              INVESTMENT-           MANAGER
     GROWTH                STOCK            DIVERSIFIED            EQUITY                GRADE           SM PORTFOLIO -
    PORTFOLIO            PORTFOLIO        VALUE PORTFOLIO      INDEX PORTFOLIO         PORTFOLIO         INITIAL CLASS
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     9,055,551      $     1,988,499      $        25,853      $       213,187      $         3,595      $     2,703,919


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      9,055,551            1,988,499               25,853              213,187                3,595            2,703,919
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             56                   11                   --                    3                   --                   20
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             56                   11                   --                    3                   --                   20
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     9,055,495      $     1,988,488      $        25,853      $       213,184      $         3,595      $     2,703,899
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                   GROWTH &
                                           CONTRAFUND(R)            INCOME              MID CAP             VIP OVERSEAS
                                           PORTFOLIO -           PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
                                             SERVICE               SERVICE              SERVICE               SERVICE
                                             CLASS 2               CLASS 2              CLASS 2               CLASS 2
                                        ---------------       ---------------       ---------------       ---------------
ASSETS:
  Investments at market value:          $    18,810,519       $     9,566,879       $    22,672,708       $    14,513,408

  Receivables:
    Dividends ................                       --                    --                    --                    --
                                        ---------------       ---------------       ---------------       ---------------

      Total Assets ...........               18,810,519             9,566,879            22,672,708            14,513,408
                                        ---------------       ---------------       ---------------       ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      108                    53                   130                    75
                                        ---------------       ---------------       ---------------       ---------------

      Total Liabilities ......                      108                    53                   130                    75
                                        ---------------       ---------------       ---------------       ---------------

NET ASSETS:                             $    18,810,411       $     9,566,826       $    22,672,578       $    14,513,333
                                        ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                       This page intentionally left blank


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          CAPITAL           DREYFUS STOCK
                                                        APPRECIATION        INDEX FUND -         HIGH YIELD         MONEY MARKET
                                                            FUND           INITIAL SHARES        BOND TRUST          PORTFOLIO
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $           --      $      549,037      $        1,973      $    4,319,536
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                48,483              66,457              79,768             328,436
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               (48,483)            482,580             (77,795)          3,991,100
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                  --                  --
    Realized gain (loss) on sale of investments             1,076,291           1,225,946             287,514                  --
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................             1,076,291           1,225,946             287,514                  --
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................             2,641,195            (118,936)            221,585                  --
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    3,669,003      $    1,589,590      $      431,304      $    3,991,100
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                         ALLIANCEBERNSTEIN
    AIM V.I.        ALLIANCEBERNSTEIN        LARGE-CAP
  INTERNATIONAL         GROWTH AND             GROWTH                                    GLOBAL
  GROWTH FUND -     INCOME PORTFOLIO -      PORTFOLIO -        VP ULTRA FUND -       GROWTH FUND -       GROWTH FUND -
    SERIES I             CLASS B              CLASS B              CLASS I           CLASS 2 SHARES      CLASS 2 SHARES
---------------     -----------------    -----------------     ---------------      ---------------      ---------------
$         7,815      $        29,081      $            --      $            --      $        68,169      $       352,850
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


            803                4,574               28,939               12,593               20,362               88,571
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          7,012               24,507              (28,939)             (12,593)              47,807              264,279
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --                   --                   --                   --
          2,382               59,041              452,604              121,920              291,462            1,444,838
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          2,382               59,041              452,604              121,920              291,462            1,444,838
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        112,898               27,232            1,555,707              (26,011)           1,016,799            6,061,249
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       122,292      $       110,780      $     1,979,372      $        83,316      $     1,356,068      $     7,770,366
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                       DELAWARE
                                                                            CREDIT SUISSE          DELAWARE           VIP SMALL
                                                       GROWTH-INCOME            TRUST              VIP REIT           CAP VALUE
                                                           FUND -             EMERGING             SERIES -            SERIES -
                                                          CLASS 2              MARKETS             STANDARD            STANDARD
                                                           SHARES             PORTFOLIO             CLASS               CLASS
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $      456,304      $      113,510      $      798,569      $        8,561
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                61,431              34,550              88,964               6,312
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               394,873              78,960             709,605               2,249
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               134,063                  --           2,420,108             162,665
    Realized gain (loss) on sale of investments               462,922           1,816,433           2,011,801              14,937
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................               596,985           1,816,433           4,431,909             177,602
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................               960,129           2,656,999          (2,052,300)            255,690
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    1,951,987      $    4,552,392      $    3,089,214      $      435,541
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                              FRANKLIN            TEMPLETON                                TEMPLETON
                                             SMALL-MID           DEVELOPING            TEMPLETON             GLOBAL
  DREYFUS VIF -       DREYFUS VIF -          CAP GROWTH            MARKETS              FOREIGN              INCOME
  APPRECIATION          DEVELOPING           SECURITIES          SECURITIES            SECURITIES          SECURITIES
   PORTFOLIO -           LEADERS               FUND -              FUND -                FUND -              FUND -
     INITIAL           PORTFOLIO -            CLASS 2              CLASS 2              CLASS 2             CLASS 1
     SHARES           INITIAL SHARES           SHARES              SHARES                SHARES              SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$         1,895      $            --      $            --      $        87,894      $       217,073      $        68,183
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         18,756               45,887               35,565               22,897               36,500                2,079
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (16,861)             (45,887)             (35,565)              64,997              180,573               66,104
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --                   --                   --                   --
        689,903            1,002,731              577,908              293,671              589,313              (38,588)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        689,903            1,002,731              577,908              293,671              589,313              (38,588)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


       (134,933)             508,416              414,919            3,179,998            1,266,961              (45,741)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       538,109      $     1,465,260      $       957,262      $     3,538,666      $     2,036,847      $       (18,225)
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         TEMPLETON
                                                           GROWTH
                                                         SECURITIES         EQUITY INDEX                               BALANCED
                                                           FUND -            PORTFOLIO -         FUNDAMENTAL         PORTFOLIO -
                                                          CLASS 2              CLASS I              VALUE              SERVICE
                                                           SHARES              SHARES             PORTFOLIO             SHARES
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $        6,163      $    1,103,661      $       47,374      $      322,256
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                 1,112             152,357              10,205              28,993
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                 5,051             951,304              37,169             293,263
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --             297,813                  --
    Realized gain (loss) on sale of investments                 8,352           2,903,708             103,097             249,160
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                 8,352           2,903,708             400,910             249,160
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................                48,430            (513,051)           (208,611)            577,352
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $       61,833      $    3,341,961      $      229,468      $    1,119,775
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

     GLOBAL              WORLDWIDE
   TECHNOLOGY              GROWTH                                                                         REAL RETURN
   PORTFOLIO -          PORTFOLIO -           GROWTH AND            MID-CAP              PIMCO            PORTFOLIO -
     SERVICE              SERVICE               INCOME               VALUE            LOW DURATION       ADMINISTRATIVE
     SHARES                SHARES             PORTFOLIO            PORTFOLIO           PORTFOLIO             CLASS
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $        23,775      $        29,676      $        65,993      $       175,058      $       864,045
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          4,500                3,936                5,322               27,797               12,083               59,727
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (4,500)              19,839               24,354               38,196              162,975              804,318
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --              181,316              901,720               18,903              357,048
        134,552               58,046               40,778              175,638              (13,012)              76,397
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        134,552               58,046              222,094            1,077,358                5,891              433,445
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        198,358                7,613             (132,602)               7,198              (98,949)            (582,944)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       328,410      $        85,498      $       113,846      $     1,122,752      $        69,917      $       654,819
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                               PIONEER
                                                                               MID CAP            PUTNAM VT           PUTNAM VT
                                                        TOTAL RETURN          VALUE VCT           DISCOVERY         INTERNATIONAL
                                                        PORTFOLIO -          PORTFOLIO -        GROWTH FUND -       EQUITY FUND -
                                                       ADMINISTRATIVE         CLASS II             CLASS IB            CLASS IB
                                                           CLASS               SHARES               SHARES              SHARES
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $    4,219,000      $       23,796      $           --      $      238,254
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               251,840              19,804               1,372              35,897
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............             3,967,160               3,992              (1,372)            202,357
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             1,947,032             681,707                  --                  --
    Realized gain (loss) on sale of investments               553,338             145,857              53,011             788,851
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................             2,500,370             827,564              53,011             788,851
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................            (3,704,059)            (19,836)             11,115           1,225,826
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    2,763,471      $      811,720      $       62,754      $    2,217,034
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

    PUTNAM VT
    SMALL CAP
  VALUE FUND -             ROYCE                ROYCE                                                       STRATEGIC
    CLASS IB             MICRO CAP            SMALL CAP         ALL CAP FUND -     INVESTORS FUND -        BOND FUND -
     SHARES              PORTFOLIO            PORTFOLIO            CLASS I              CLASS I              CLASS I
---------------      ---------------      ---------------      ---------------     ----------------      ---------------
$        54,007      $            --      $            --      $        65,617      $       361,759      $       188,747
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         62,018                   85                  179               13,979               52,118               11,253
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (8,011)                 (85)                (179)              51,638              309,641              177,494
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



      1,752,514                   --                3,139                5,409                   --              109,132
      1,309,917               16,092                   44              224,828            1,090,234               30,359
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      3,062,431               16,092                3,183              230,237            1,090,234              139,491
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


       (831,797)                  --               (1,174)             (51,347)             492,639             (228,364)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$     2,222,623      $        16,007      $         1,830      $       230,528      $     1,892,514      $        88,621
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                               EAFE(R)
                                                                               EQUITY             SMALL CAP              SB
                                                        TOTAL RETURN        INDEX FUND -         INDEX FUND -        GOVERNMENT
                                                           FUND -              CLASS A             CLASS A          PORTFOLIO -
                                                          CLASS I              SHARES               SHARES            CLASS A
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $        9,655      $      348,912      $      242,352      $        8,825
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                   983              15,505              67,350                 229
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                 8,672             333,407             175,002               8,596
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 3,200                  --           1,039,422                  --
    Realized gain (loss) on sale of investments                 5,334           1,677,095           1,820,583                (597)
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                 8,534           1,677,095           2,860,005                (597)
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................                (1,390)         (1,976,947)         (1,759,402)             (8,137)
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $       15,816      $       33,555      $    1,275,605      $         (138)
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                             DISCIPLINED                                                    MERCURY
   AIM CAPITAL          CONVERTIBLE            MID CAP              EQUITY                                 LARGE CAP
  APPRECIATION           SECURITIES             STOCK               INCOME             LARGE CAP              CORE
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        29,994      $       112,102      $            --      $            --      $            --      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         26,964                8,968               53,877              104,190               53,130                1,679
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          3,030              103,134              (53,877)            (104,190)             (53,130)              (1,679)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --               77,307              290,363              684,067                   --                   --
        163,994               45,001            1,826,731              977,736              456,048               83,767
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        163,994              122,308            2,117,094            1,661,803              456,048               83,767
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        928,931             (214,946)           1,100,326              558,782            1,717,139              (13,241)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$     1,095,955      $        10,496      $     3,163,543      $     2,116,395      $     2,120,057      $        68,847
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                             MFS                 MFS                 MFS              MONDRIAN
                                                           EMERGING            MID CAP              TOTAL          INTERNATIONAL
                                                            GROWTH             GROWTH               RETURN             STOCK
                                                          PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $           --      $           --      $    1,251,456      $        6,477
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                 4,347              52,845             118,163              26,521
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                (4,347)            (52,845)          1,133,293             (20,044)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --           2,718,559                  --
    Realized gain (loss) on sale of investments              (848,283)            649,411             520,051             497,218
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................              (848,283)            649,411           3,238,610             497,218
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................               475,689             759,020          (2,747,065)            590,280
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     (376,941)     $    1,355,586      $    1,624,838      $    1,067,454
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                        EMERGING
                        TRAVELERS               U.S.                                    MARKETS           SMITH BARNEY
   STRATEGIC             QUALITY             GOVERNMENT          VAN KAMPEN              EQUITY            AGGRESSIVE
    EQUITY                 BOND              SECURITIES          ENTERPRISE           PORTFOLIO -            GROWTH
   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO             CLASS I            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        34,835      $            --      $            25      $         2,451      $            --      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         11,009               61,384               66,706                4,879                    1               10,459
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         23,826              (61,384)             (66,681)              (2,428)                  (1)             (10,459)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --               30,609                   --                   --                  157
        (12,251)            (168,596)              20,647               27,428                    1              151,682
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (12,251)            (168,596)              51,256               27,428                    1              151,839
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         93,728              657,648            1,176,012              172,170                  319              519,320
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       105,303      $       427,668      $     1,160,587      $       197,170      $           319      $       660,700
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                       VANGUARD
                                                                                                                       VARIABLE
                                                        SMITH BARNEY        SMITH BARNEY                              INSURANCE
                                                       INTERNATIONAL            LARGE               SOCIAL               FUND
                                                          ALL CAP          CAPITALIZATION         AWARENESS          DIVERSIFIED
                                                           GROWTH              GROWTH               STOCK               VALUE
                                                         PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $        4,576      $       11,901      $       14,000      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                 1,917              25,045               3,748                  12
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                 2,659             (13,144)             10,252                 (12)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                  --                  --
    Realized gain (loss) on sale of investments                71,820             506,017              70,156                  --
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                71,820             506,017              70,156                  --
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................               (97,704)            271,505                (754)                197
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $      (23,225)     $      764,378      $       79,654      $          185
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                         VANGUARD
                         VARIABLE
   VANGUARD             INSURANCE                                                       GROWTH &
   VARIABLE                FUND                ASSET             CONTRAFUND(R)            INCOME             MID CAP
   INSURANCE            SHORT-TERM            MANAGER            PORTFOLIO -           PORTFOLIO -         PORTFOLIO -
  FUND EQUITY          INVESTMENT-         SM PORTFOLIO -          SERVICE               SERVICE             SERVICE
INDEX PORTFOLIO      GRADE PORTFOLIO       INITIAL CLASS           CLASS 2               CLASS 2             CLASS 2
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $            --      $        89,941      $        16,198      $            --      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


            359                    2                7,849               31,159                2,070               36,670
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

           (359)                  (2)              82,092              (14,961)              (2,070)             (36,670)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                1,153                2,314                   --              188,483
             36                   --                3,230              562,433                  (33)             833,421
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             36                   --                4,383              564,747                  (33)           1,021,904
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          5,535                   14              (21,609)           1,899,412             (111,932)           2,042,246
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$         5,212      $            12      $        64,866      $     2,449,198      $      (114,035)     $     3,027,480
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      For the year ended December 31, 2005

                                                             VIP
                                                           OVERSEAS
                                                         PORTFOLIO -
                                                           SERVICE
                                                           CLASS 2
                                                       --------------
INVESTMENT INCOME:
  Dividends ...................................        $       31,513
                                                       --------------

EXPENSES:
  Insurance charges ...........................                17,982
                                                       --------------

      Net investment income (loss) ............                13,531
                                                       --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                31,513
    Realized gain (loss) on sale of investments               206,592
                                                       --------------

      Realized gain (loss) ....................               238,105
                                                       --------------

    Change in unrealized gain (loss)
      on investments ..........................             1,881,306
                                                       --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    2,132,942
                                                       ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                DREYFUS STOCK
                                                      CAPITAL                    INDEX FUND -                    HIGH YIELD
                                                 APPRECIATION FUND              INITIAL SHARES                   BOND TRUST
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (48,483)  $    (44,752)  $    482,580   $    302,518   $    (77,795)  $  2,276,330
  Realized gain (loss) ..................     1,076,291       (244,108)     1,225,946        458,967        287,514        781,254
  Change in unrealized gain (loss)
    on investments ......................     2,641,195      3,878,070       (118,936)     1,240,222        221,585       (401,748)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     3,669,003      3,589,210      1,589,590      2,001,707        431,304      2,655,836
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     1,623,903      2,033,039     11,755,000      8,223,341      8,147,528      7,576,172
  Participant transfers from other
    funding options .....................     7,013,749      4,586,885      9,770,437      2,570,694      7,435,439      7,716,143
  Growth rate intra-fund transfers in ...        41,888      1,521,476            515         39,343        142,587        498,354
  Contract surrenders ...................    (1,992,818)      (498,784)    (1,303,156)      (283,992)    (1,470,326)      (579,019)
  Participant transfers to other
    funding options .....................    (6,991,912)   (13,112,552)   (14,286,946)    (1,605,568)    (8,725,324)   (11,679,606)
  Growth rate intra-fund transfers out ..       (41,888)    (1,521,467)          (515)       (39,343)      (142,587)      (498,355)
  Other receipts/(payments) .............       (51,387)        (5,056)        (6,412)       (29,569)       (55,399)        (9,070)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (398,465)    (6,996,459)     5,928,923      8,874,906      5,331,918      3,024,619
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     3,270,538     (3,407,249)     7,518,513     10,876,613      5,763,222      5,680,455


NET ASSETS:
    Beginning of year ...................    20,876,476     24,283,725     22,611,703     11,735,090     35,578,806     29,898,351
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 24,147,014   $ 20,876,476   $ 30,130,216   $ 22,611,703   $ 41,342,028   $ 35,578,806
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                           ALLIANCEBERNSTEIN
                                                                                   AIM V.I.                   GROWTH AND
                                                                                INTERNATIONAL                   INCOME
                                                       MONEY                    GROWTH FUND -                 PORTFOLIO -
                                                 MARKET PORTFOLIO                  SERIES I                     CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $  3,991,100   $  1,159,173   $      7,012   $         --   $     24,507   $      6,348
  Realized gain (loss) ..................            --             --          2,382             --         59,041         13,539
  Change in unrealized gain (loss)
    on investments ......................            --             --        112,898             --         27,232         59,964
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     3,991,100      1,159,173        122,292             --        110,780         79,851
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........    76,495,035     71,352,759          2,941             --         54,313         87,004
  Participant transfers from other
    funding options .....................    93,250,262     51,815,758      1,192,046             --      2,430,783      1,461,530
  Growth rate intra-fund transfers in ...       741,808      4,861,984             --             --            261          2,407
  Contract surrenders ...................   (22,730,984)    (5,523,696)        (4,753)            --       (587,638)       (14,327)
  Participant transfers to other
    funding options .....................  (121,794,964)  (121,864,763)       (37,839)            --       (787,208)      (825,279)
  Growth rate intra-fund transfers out ..      (741,808)    (4,862,006)            --             --           (261)        (2,407)
  Other receipts/(payments) .............      (455,394)       (99,731)            --             --           (128)          (778)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    24,763,955     (4,319,695)     1,152,395             --      1,110,122        708,150
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    28,755,055     (3,160,522)     1,274,687             --      1,220,902        788,001


NET ASSETS:
    Beginning of year ...................   132,560,747    135,721,269             --             --      1,004,094        216,093
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $161,315,802   $132,560,747   $  1,274,687   $         --   $  2,224,996   $  1,004,094
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

      ALLIANCEBERNSTEIN
          LARGE-CAP                                                         GLOBAL                         GROWTH
            GROWTH                                                      GROWTH FUND -                      FUND -
         PORTFOLIO -                  VP ULTRA FUND -                      CLASS 2                        CLASS 2
           CLASS B                        CLASS I                           SHARES                         SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (28,939)   $    (21,927)   $    (12,593)   $    (11,823)   $     47,807    $     13,983    $    264,279    $      7,906
     452,604         280,986         121,920          14,254         291,462       1,277,715       1,444,838         775,664

   1,555,707         668,135         (26,011)        625,744       1,016,799         125,192       6,061,249       2,562,013
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,979,372         927,194          83,316         628,175       1,356,068       1,416,890       7,770,366       3,345,583
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   3,097,537       3,239,396              --         646,230         927,677       1,898,797      12,819,531       5,193,931

   7,279,213       1,461,405         716,100         755,309       3,948,795      11,920,328      13,941,761      17,028,651
          --          58,581              --              --             702           8,633      13,849,609       1,042,142
    (227,238)       (167,082)        (97,240)        (76,970)       (670,083)        (87,287)     (4,014,434)       (371,219)

  (4,007,101)     (2,571,584)     (1,773,921)       (738,092)     (2,307,912)    (11,455,404)     (6,709,380)     (4,812,983)
          --         (58,581)             --              --            (702)         (8,633)    (13,849,609)     (1,042,146)
     (19,889)         (4,093)             --         (25,581)         (1,704)         (2,579)           (857)         (5,366)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   6,122,522       1,958,042      (1,155,061)        560,896       1,896,773       2,273,855      16,036,621      17,033,010
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   8,101,894       2,885,236      (1,071,745)      1,189,071       3,252,841       3,690,745      23,806,987      20,378,593



  13,497,693      10,612,457       6,851,944       5,662,873       7,871,278       4,180,533      34,379,048      14,000,455
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 21,599,587    $ 13,497,693    $  5,780,199    $  6,851,944    $ 11,124,119    $  7,871,278    $ 58,186,035    $ 34,379,048
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                CREDIT SUISSE                   DELAWARE
                                                  GROWTH-INCOME                     TRUST                       VIP REIT
                                                     FUND -                       EMERGING                      SERIES -
                                                     CLASS 2                       MARKETS                      STANDARD
                                                     SHARES                       PORTFOLIO                       CLASS
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    394,873   $    165,592   $     78,960   $     11,882   $    709,605   $    432,335
  Realized gain (loss) ..................       596,985        372,356      1,816,433        445,638      4,431,909      1,736,948
  Change in unrealized gain (loss)
    on investments ......................       960,129        806,820      2,656,999      1,742,035     (2,052,300)     5,325,351
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,951,987      1,344,768      4,552,392      2,199,555      3,089,214      7,494,634
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     8,615,634      4,232,687      3,095,423      3,106,119      9,071,226      6,405,731
  Participant transfers from other
    funding options .....................    10,673,487     17,747,585     16,782,330      8,373,168     11,460,677     11,639,786
  Growth rate intra-fund transfers in ...    12,917,559        676,896          1,228        733,124          9,053        179,945
  Contract surrenders ...................    (4,314,915)    (1,298,234)    (2,310,452)      (186,093)      (725,763)      (374,316)
  Participant transfers to other
    funding options .....................    (6,097,691)    (3,186,195)   (12,193,523)    (4,525,861)   (13,584,876)    (7,581,651)
  Growth rate intra-fund transfers out ..   (12,917,559)      (676,904)        (1,228)      (733,124)        (9,053)      (179,941)
  Other receipts/(payments) .............        (1,952)        (3,012)       (29,627)        (2,675)       (65,090)        (7,994)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     8,874,563     17,492,823      5,344,151      6,764,658      6,156,174     10,081,560
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    10,826,550     18,837,591      9,896,543      8,964,213      9,245,388     17,576,194


NET ASSETS:
    Beginning of year ...................    25,532,726      6,695,135     14,647,530      5,683,317     37,379,614     19,803,420
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 36,359,276   $ 25,532,726   $ 24,544,073   $ 14,647,530   $ 46,625,002   $ 37,379,614
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                       DREYFUS VIF -                      FRANKLIN
         DELAWARE VIP                  DREYFUS VIF -                    DEVELOPING                     SMALL-MID CAP
          SMALL CAP                     APPRECIATION                      LEADERS                          GROWTH
        VALUE SERIES -                  PORTFOLIO -                     PORTFOLIO -                  SECURITIES FUND -
        STANDARD CLASS                 INITIAL SHARES                 INITIAL SHARES                   CLASS 2 SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$      2,249    $        (23)   $    (16,861)   $    132,439    $    (45,887)   $      2,199    $    (35,565)   $    (25,012)
     177,602             325         689,903         466,785       1,002,731       1,313,715         577,908         580,719

     255,690           4,496        (134,933)       (182,066)        508,416         921,116         414,919         942,463
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     435,541           4,798         538,109         417,158       1,465,260       2,237,030         957,262       1,498,170
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,966,610          19,624       1,123,489         917,082       1,487,411       2,839,716       5,035,066       4,206,008

   4,191,777          87,035       5,561,624       4,052,899       8,822,547       5,664,395       5,444,176       4,960,939
          --              --           6,525       1,036,488         273,759         839,742       3,987,796          76,762
     (47,122)           (545)       (265,849)       (325,085)     (2,848,245)       (979,969)     (1,858,492)       (198,762)

  (1,348,228)        (34,706)     (9,356,797)     (7,514,069)     (5,669,274)     (8,522,982)     (4,992,239)     (5,776,662)
          --              --          (6,525)     (1,036,492)       (273,759)       (839,743)     (3,987,796)        (76,762)
        (538)             --            (153)        (17,584)         (8,410)         (5,299)        (13,324)         (5,934)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   4,762,499          71,408      (2,937,686)     (2,886,761)      1,784,029      (1,004,140)      3,615,187       3,185,589
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   5,198,040          76,206      (2,399,577)     (2,469,603)      3,249,289       1,232,890       4,572,449       4,683,759



      76,206              --       6,301,667       8,771,270      21,633,271      20,400,381      15,777,779      11,094,020
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  5,274,246    $     76,206    $  3,902,090    $  6,301,667    $ 24,882,560    $ 21,633,271    $ 20,350,228    $ 15,777,779
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                    TEMPLETON
                                                   DEVELOPING                     TEMPLETON                     TEMPLETON
                                                     MARKETS                       FOREIGN                    GLOBAL INCOME
                                                SECURITIES FUND -             SECURITIES FUND -             SECURITIES FUND -
                                                 CLASS 2 SHARES                CLASS 2 SHARES                CLASS 1 SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     64,997   $     32,795   $    180,573   $     55,797   $     66,104   $        (54)
  Realized gain (loss) ..................       293,671         37,265        589,313        108,239        (38,588)         1,821
  Change in unrealized gain (loss)
    on investments ......................     3,179,998        286,281      1,266,961      1,763,662        (45,741)         8,696
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     3,538,666        356,341      2,036,847      1,927,698        (18,225)        10,463
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     1,883,224        450,164      2,911,369      2,341,109        158,975          6,500
  Participant transfers from other
    funding options .....................    20,338,467      2,947,130      9,090,819     14,290,741      1,383,840        169,941
  Growth rate intra-fund transfers in ...         9,064         20,908      8,272,594        594,121            975             --
  Contract surrenders ...................      (144,387)       (33,061)    (2,318,638)      (164,898)       (62,147)        (1,600)
  Participant transfers to other
    funding options .....................    (4,698,313)    (1,657,215)    (4,133,756)    (2,619,160)      (658,995)       (38,996)
  Growth rate intra-fund transfers out ..        (9,064)       (20,908)    (8,272,594)      (594,121)          (975)            --
  Other receipts/(payments) .............        (7,404)        (1,972)        (4,523)        (1,390)        (3,881)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    17,371,587      1,705,046      5,545,271     13,846,402        817,792        135,845
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    20,910,253      2,061,387      7,582,118     15,774,100        799,567        146,308


NET ASSETS:
    Beginning of year ...................     2,445,148        383,761     17,075,132      1,301,032        146,308             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 23,355,401   $  2,445,148   $ 24,657,250   $ 17,075,132   $    945,875   $    146,308
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

          TEMPLETON                      EQUITY INDEX                                                     BALANCED
            GROWTH                       PORTFOLIO -                      FUNDAMENTAL                   PORTFOLIO -
      SECURITIES FUND -                    CLASS I                           VALUE                        SERVICE
        CLASS 2 SHARES                      SHARES                         PORTFOLIO                       SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$      5,051    $         (5)   $    951,304    $  1,086,933    $     37,169    $     20,320    $    293,263    $    234,232
       8,352              17       2,903,708       1,119,578         400,910         531,236         249,160         336,529

      48,430             983        (513,051)      4,760,079        (208,611)       (284,700)        577,352         292,598
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      61,833             995       3,341,961       6,966,590         229,468         266,856       1,119,775         863,359
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     141,364              --       7,221,380      13,624,526         393,410         578,513       3,499,649       3,117,945

     893,278          10,173      19,665,225      17,438,604       1,300,377       3,526,579       4,757,501       3,005,177
         802              --         366,105       2,803,981           9,273          72,194           5,921         172,732
      (7,038)           (119)     (4,339,658)     (2,111,754)        (68,569)       (610,451)     (1,228,995)       (245,502)

    (314,290)           (233)    (31,823,007)    (18,896,906)     (1,402,373)     (2,787,838)     (2,469,252)     (5,674,581)
        (802)             --        (366,105)     (2,803,979)         (9,273)        (72,191)         (5,921)       (172,730)
          --             (20)        (57,486)        (50,311)         (4,126)        (12,462)         (9,236)         (4,946)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     713,314           9,801      (9,333,546)     10,004,161         218,719         694,344       4,549,667         198,095
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     775,147          10,796      (5,991,585)     16,970,751         448,187         961,200       5,669,442       1,061,454



      10,796              --      80,454,970      63,484,219       4,681,357       3,720,157      11,689,944      10,628,490
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    785,943    $     10,796    $ 74,463,385    $ 80,454,970    $  5,129,544    $  4,681,357    $ 17,359,386    $ 11,689,944
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      GLOBAL                       WORLDWIDE
                                                    TECHNOLOGY                      GROWTH
                                                    PORTFOLIO -                   PORTFOLIO -                  GROWTH AND
                                                      SERVICE                       SERVICE                      INCOME
                                                      SHARES                        SHARES                      PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (4,500)  $     (2,148)  $     19,839   $     21,040   $     24,354   $      9,165
  Realized gain (loss) ..................       134,552         29,353         58,046         63,418        222,094         16,886
  Change in unrealized gain (loss)
    on investments ......................       198,358        (39,003)         7,613       (105,642)      (132,602)       138,005
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       328,410        (11,798)        85,498        (21,184)       113,846        164,056
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       547,185        309,217        204,497        516,242        450,677         64,426
  Participant transfers from other
    funding options .....................     1,819,900      1,072,297        886,954      1,406,400      2,478,331      1,407,342
  Growth rate intra-fund transfers in ...            --          7,479             (8)       291,386             --         89,194
  Contract surrenders ...................      (803,769)       (26,515)       (31,540)      (167,686)      (112,251)       (23,075)
  Participant transfers to other
    funding options .....................    (1,132,879)    (1,016,356)    (1,447,893)    (5,811,699)    (1,352,205)      (122,703)
  Growth rate intra-fund transfers out ..            --         (7,479)             8       (291,386)            --        (89,193)
  Other receipts/(payments) .............          (690)        (3,063)       (15,219)        (1,388)          (259)          (155)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       429,747        335,580       (403,201)    (4,058,131)     1,464,293      1,325,836
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       758,157        323,782       (317,703)    (4,079,315)     1,578,139      1,489,892


NET ASSETS:
    Beginning of year ...................     1,184,619        860,837      2,020,665      6,099,980      1,524,940         35,048
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,942,776   $  1,184,619   $  1,702,962   $  2,020,665   $  3,103,079   $  1,524,940
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                            PIMCO                        REAL RETURN                     TOTAL RETURN
           MID-CAP                           LOW                         PORTFOLIO -                     PORTFOLIO -
            VALUE                          DURATION                    ADMINISTRATIVE                   ADMINISTRATIVE
          PORTFOLIO                       PORTFOLIO                         CLASS                           CLASS
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$     38,196    $     10,891    $    162,975    $      3,487    $    804,318    $    134,468    $  3,967,160    $  1,684,287
   1,077,358         108,790           5,891           5,916         433,445         725,231       2,500,370       2,022,655

       7,198         745,605         (98,949)         (4,212)       (582,944)        429,488      (3,704,059)        793,613
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,122,752         865,286          69,917           5,191         654,819       1,289,187       2,763,471       4,500,555
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   3,386,054         428,333       2,002,685              --       7,779,954      15,109,967      20,453,124      26,501,190

   6,613,504       5,983,370       6,200,865       2,473,050       8,646,224       9,134,283      47,543,523      42,363,019
          45           7,798              --              --       4,796,920          30,429       5,297,494       1,298,151
    (290,502)        (50,716)       (217,662)           (244)       (412,166)       (151,086)     (7,990,911)     (1,750,099)

  (2,097,318)       (501,294)     (3,332,446)       (128,240)     (5,079,856)     (4,079,994)    (60,747,905)    (19,774,918)
         (45)         (7,798)             --              --      (4,796,920)        (30,428)     (5,297,494)     (1,298,146)
      (9,917)           (831)           (122)             --          (2,758)           (682)        (80,714)       (154,898)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   7,601,821       5,858,862       4,653,320       2,344,566      10,931,398      20,012,489        (822,883)     47,184,299
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   8,724,573       6,724,148       4,723,237       2,349,757      11,586,217      21,301,676       1,940,588      51,684,854



   6,755,305          31,157       2,349,757              --      21,547,137         245,461     126,939,038      75,254,184
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 15,479,878    $  6,755,305    $  7,072,994    $  2,349,757    $ 33,133,354    $ 21,547,137    $128,879,626    $126,939,038
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     PIONEER
                                                     MID CAP                       PUTNAM VT                     PUTNAM VT
                                                    VALUE VCT                      DISCOVERY                   INTERNATIONAL
                                                   PORTFOLIO -                   GROWTH FUND -                 EQUITY FUND -
                                                    CLASS II                       CLASS IB                      CLASS IB
                                                     SHARES                         SHARES                        SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $      3,992   $      1,817   $     (1,372)  $       (731)  $    202,357   $    141,451
  Realized gain (loss) ..................       827,564        161,448         53,011          3,932        788,851      1,267,665
  Change in unrealized gain (loss)
    on investments ......................       (19,836)       524,392         11,115         17,621      1,225,826        417,330
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       811,720        687,657         62,754         20,822      2,217,034      1,826,446
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       871,569        726,889         31,530         65,114      2,989,688      2,920,561
  Participant transfers from other
    funding options .....................     8,540,302      4,735,615        479,144        375,614     10,304,483      3,833,958
  Growth rate intra-fund transfers in ...            --         56,829             18          4,178             --         16,538
  Contract surrenders ...................      (990,084)       (67,549)      (409,908)        (9,410)      (569,552)      (224,872)
  Participant transfers to other
    funding options .....................    (2,667,122)    (1,567,680)      (202,056)      (381,700)    (5,853,878)    (7,653,303)
  Growth rate intra-fund transfers out ..            --        (56,829)           (18)        (4,178)            --        (16,538)
  Other receipts/(payments) .............        (9,969)        (1,992)          (130)          (340)       (38,042)        (4,469)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     5,744,696      3,825,283       (101,420)        49,278      6,832,699     (1,128,125)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     6,556,416      4,512,940        (38,666)        70,100      9,049,733        698,321


NET ASSETS:
    Beginning of year ...................     5,595,451      1,082,511        412,400        342,300     14,576,267     13,877,946
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 12,151,867   $  5,595,451   $    373,734   $    412,400   $ 23,626,000   $ 14,576,267
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

           PUTNAM VT
           SMALL CAP
         VALUE FUND -
           CLASS IB                       ROYCE MICRO                     ROYCE SMALL                      ALL CAP
            SHARES                       CAP PORTFOLIO                   CAP PORTFOLIO                  FUND - CLASS I
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$     (8,011)   $     22,481    $        (85)   $         --    $       (179)   $         --    $     51,638    $     25,824
   3,062,431       1,525,442          16,092              --           3,183              --         230,237         353,294

    (831,797)      3,319,383              --              --          (1,174)             --         (51,347)        105,590
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   2,222,623       4,867,306          16,007              --           1,830              --         230,528         484,708
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   5,661,290       4,828,712           9,016              --          20,900              --       1,915,128       2,080,775

   7,969,705      14,376,556         257,903              --         286,755              --       1,305,254       2,318,063
   4,182,976         202,143              --              --              --              --           8,767         600,088
    (666,583)       (932,190)           (864)             --          (1,273)             --        (393,940)       (625,655)

  (9,204,263)     (7,161,587)       (282,062)             --          (7,362)             --      (2,771,707)     (2,645,043)
  (4,182,976)       (202,144)             --              --              --              --          (8,767)       (600,085)
     (61,781)        (11,274)             --              --              --              --          (7,870)         (5,180)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   3,698,368      11,100,216         (16,007)             --         299,020              --          46,865       1,122,963
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   5,920,991      15,967,522              --              --         300,850              --         277,393       1,607,671



  29,862,674      13,895,152              --              --              --              --       7,404,986       5,797,315
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 35,783,665    $ 29,862,674    $         --    $         --    $    300,850    $         --    $  7,682,379    $  7,404,986
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     INVESTORS                   STRATEGIC BOND                TOTAL RETURN
                                                  FUND - CLASS I                 FUND - CLASS I               FUND - CLASS I
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    309,641   $    339,618   $    177,494   $    207,849   $      8,672   $      6,708
  Realized gain (loss) ..................     1,090,234        582,392        139,491        143,314          8,534         36,235
  Change in unrealized gain (loss)
    on investments ......................       492,639      1,450,395       (228,364)       (77,579)        (1,390)       (16,102)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,892,514      2,372,405         88,621        273,584         15,816         26,841
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     1,230,466      4,576,307        396,373      1,073,315         64,221        180,529
  Participant transfers from other
    funding options .....................    10,299,512      6,410,907        454,783        731,743        379,688        914,249
  Growth rate intra-fund transfers in ...         6,552        976,343      2,301,025        533,087             18          8,471
  Contract surrenders ...................    (1,156,549)      (372,291)       (86,812)       (86,935)       (27,269)       (10,150)
  Participant transfers to other
    funding options .....................    (9,330,471)    (6,359,022)    (1,810,902)    (1,193,179)      (368,808)    (1,007,132)
  Growth rate intra-fund transfers out ..        (6,552)      (976,341)    (2,301,026)      (533,091)           (18)        (8,471)
  Other receipts/(payments) .............       (24,282)       (10,720)        (5,828)        (1,038)            --           (597)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,018,676      4,245,183     (1,052,387)       523,902         47,832         76,899
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,911,190      6,617,588       (963,766)       797,486         63,648        103,740


NET ASSETS:
    Beginning of year ...................    27,970,050     21,352,462      4,895,554      4,098,068        424,967        321,227
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 30,881,240   $ 27,970,050   $  3,931,788   $  4,895,554   $    488,615   $    424,967
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                             SB
       EAFE(R) EQUITY                      SMALL CAP                      GOVERNMENT                     AIM CAPITAL
        INDEX FUND -                     INDEX FUND -                    PORTFOLIO -                    APPRECIATION
       CLASS A SHARES                   CLASS A SHARES                     CLASS A                       PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    333,407    $    280,605    $    175,002    $     57,759    $      8,596    $         --    $      3,030    $     (7,854)
   1,677,095         369,722       2,860,005         799,927            (597)              7         163,994         121,733

  (1,976,947)      1,208,688      (1,759,402)      3,604,536          (8,137)             --         928,931         497,756
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      33,555       1,859,015       1,275,605       4,462,222            (138)              7       1,095,955         611,635
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     261,134       1,798,578       4,959,350       5,861,912           8,487              --       1,709,944       2,066,616

   4,381,354       7,257,349      11,015,378      13,963,536         415,945           1,776       3,114,047      12,263,863
       5,013          65,418             562          79,146              --              --              --         156,822
     (83,788)       (146,652)     (3,891,847)       (446,932)         (1,715)            (17)       (417,571)       (154,180)

 (17,852,271)     (6,537,406)    (14,785,240)     (8,502,477)       (228,306)         (1,766)     (2,575,290)    (11,120,009)
      (5,013)        (65,417)           (562)        (79,146)             --              --              --        (156,822)
          --         (26,767)        (19,363)        (13,038)             --              --         (14,233)         (2,862)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


 (13,293,571)      2,345,103      (2,721,722)     10,863,001         194,411              (7)      1,816,897       3,053,428
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 (13,260,016)      4,204,118      (1,446,117)     15,325,223         194,273              --       2,912,852       3,665,063



  13,260,016       9,055,898      34,266,524      18,941,301              --              --      12,015,971       8,350,908
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$         --    $ 13,260,016    $ 32,820,407    $ 34,266,524    $    194,273    $         --    $ 14,928,823    $ 12,015,971
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                  DISCIPLINED
                                                    CONVERTIBLE                     MID CAP                       EQUITY
                                                    SECURITIES                       STOCK                        INCOME
                                                     PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    103,134   $     79,211   $    (53,877)  $     25,430   $   (104,190)  $    448,007
  Realized gain (loss) ..................       122,308        166,746      2,117,094      1,822,213      1,661,803      2,611,300
  Change in unrealized gain (loss)
    on investments ......................      (214,946)       (40,947)     1,100,326      1,626,888        558,782        452,804
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        10,496        205,010      3,163,543      3,474,531      2,116,395      3,512,111
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       953,779        937,554      3,719,289      4,023,359     11,030,836      7,592,333
  Participant transfers from other
    funding options .....................       956,154      2,299,994      8,157,859      9,181,843      8,652,201      9,308,082
  Growth rate intra-fund transfers in ...         7,457         54,818            570         21,956         11,069        364,524
  Contract surrenders ...................       (88,000)       (76,100)      (683,761)      (315,407)    (1,192,268)      (717,832)
  Participant transfers to other
    funding options .....................    (1,537,757)    (1,750,205)   (11,067,079)    (7,893,141)   (12,369,969)    (9,309,302)
  Growth rate intra-fund transfers out ..        (7,457)       (54,817)          (570)       (21,955)       (11,069)      (364,520)
  Other receipts/(payments) .............        (5,549)        (3,126)       (39,757)       (16,212)       (44,345)       (33,941)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       278,627      1,408,118         86,551      4,980,443      6,076,455      6,839,344
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       289,123      1,613,128      3,250,094      8,454,974      8,192,850     10,351,455


NET ASSETS:
    Beginning of year ...................     4,313,728      2,700,600     27,202,404     18,747,430     41,754,027     31,402,572
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  4,602,851   $  4,313,728   $ 30,452,498   $ 27,202,404   $ 49,946,877   $ 41,754,027
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                             MFS                              MFS
           LARGE                           MERCURY                        EMERGING                          MID CAP
            CAP                           LARGE CAP                        GROWTH                            GROWTH
         PORTFOLIO                      CORE PORTFOLIO                    PORTFOLIO                        PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (53,130)   $    149,855    $     (1,679)   $      3,755    $     (4,347)   $    (28,871)   $    (52,845)   $    (26,947)
     456,048          23,474          83,767          25,808        (848,283)       (789,789)        649,411         395,718

   1,717,139       1,205,954         (13,241)        138,416         475,689       2,353,839         759,020       1,294,025
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   2,120,057       1,379,283          68,847         167,979        (376,941)      1,535,179       1,355,586       1,662,796
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   3,606,883       4,420,336          17,851         348,176         445,419       2,326,443       6,685,257       3,332,477

   2,654,218       2,688,620         350,140         632,398         149,803       2,033,069      15,962,807       5,438,201
       6,486         797,522           2,729          22,648           3,886         832,737         157,817         561,342
  (1,654,407)       (371,754)         (5,542)        (60,180)        (30,228)       (294,693)     (1,746,420)       (304,438)

  (5,216,808)     (3,431,301)       (822,281)       (817,764)    (13,770,019)     (5,306,373)     (9,001,096)     (5,674,267)
      (6,486)       (797,519)         (2,729)        (22,648)         (3,886)       (832,736)       (157,817)       (561,343)
     (34,186)        (11,700)             --            (981)         (6,635)        (10,111)        (61,662)         (4,029)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (644,300)      3,294,204        (459,832)        101,649     (13,211,660)     (1,251,664)     11,838,886       2,787,943
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,475,757       4,673,487        (390,985)        269,628     (13,588,601)        283,515      13,194,472       4,450,739



  25,363,776      20,690,289       1,101,429         831,801      13,588,601      13,305,086      14,811,958      10,361,219
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 26,839,533    $ 25,363,776    $    710,444    $  1,101,429    $         --    $ 13,588,601    $ 28,006,430    $ 14,811,958
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                    MONDRIAN
                                                     MFS TOTAL                   INTERNATIONAL                   STRATEGIC
                                                      RETURN                         STOCK                        EQUITY
                                                     PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $  1,133,293   $  1,232,223   $    (20,044)  $    142,995   $     23,826   $     66,634
  Realized gain (loss) ..................     3,238,610      1,564,830        497,218        163,757        (12,251)      (251,136)
  Change in unrealized gain (loss)
    on investments ......................    (2,747,065)     1,081,422        590,280      1,249,311         93,728        757,300
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,624,838      3,878,475      1,067,454      1,556,063        105,303        572,798
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     7,202,344     14,453,118        873,372      1,381,063        215,604      1,178,826
  Participant transfers from other
    funding options .....................    11,750,683     11,786,801      3,843,127      5,317,274      1,245,386      1,021,655
  Growth rate intra-fund transfers in ...       273,138      1,135,141          4,397        320,127          7,313        109,823
  Contract surrenders ...................    (3,452,393)      (580,709)      (160,660)      (284,686)      (132,853)      (982,112)
  Participant transfers to other
    funding options .....................   (10,103,055)    (5,482,577)    (4,870,899)    (5,876,961)    (1,178,618)    (4,336,044)
  Growth rate intra-fund transfers out ..      (273,138)    (1,135,141)        (4,397)      (320,125)        (7,313)      (109,822)
  Other receipts/(payments) .............       (48,668)        (7,520)       (15,596)        (6,311)        (4,461)        (2,735)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     5,348,911     20,169,113       (330,656)       530,381        145,058     (3,120,409)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     6,973,749     24,047,588        736,798      2,086,444        250,361     (2,547,611)


NET ASSETS:
    Beginning of year ...................    52,391,883     28,344,295     11,477,937      9,391,493      5,601,601      8,149,212
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 59,365,632   $ 52,391,883   $ 12,214,735   $ 11,477,937   $  5,851,962   $  5,601,601
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                           EMERGING
                                               U.S.                                                        MARKETS
           TRAVELERS                        GOVERNMENT                     VAN KAMPEN                       EQUITY
         QUALITY BOND                       SECURITIES                     ENTERPRISE                    PORTFOLIO -
           PORTFOLIO                        PORTFOLIO                       PORTFOLIO                      CLASS I
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (61,384)   $  1,225,594    $    (66,681)   $  1,034,186    $     (2,428)   $      7,694    $         (1)   $         --
    (168,596)        (93,822)         51,256        (167,201)         27,428         (31,007)              1              --

     657,648        (309,152)      1,176,012         449,078         172,170         112,434             319              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     427,668         822,620       1,160,587       1,316,063         197,170          89,121             319              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   4,118,771       6,234,190       8,112,592       6,139,557          78,404         264,996           1,378              --

   7,666,473       2,824,529      12,372,750       4,090,688       1,080,395         614,475           5,129              --
      12,867       1,291,369       2,222,986         633,690           4,034          48,273              --              --
  (4,075,907)       (505,810)       (703,285)       (439,442)        (30,320)        (35,155)            (21)             --

  (5,769,324)    (11,651,743)    (11,947,692)    (10,818,552)       (993,677)       (470,902)             --              --
     (12,866)     (1,291,370)     (2,222,986)       (633,682)         (4,034)        (48,272)             --              --
     (31,980)         (6,897)        (21,514)         (7,402)         (2,757)         (8,213)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,908,034      (3,105,732)      7,812,851      (1,035,143)        132,045         365,202           6,486              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   2,335,702      (2,283,112)      8,973,438         280,920         329,215         454,323           6,805              --



  26,907,834      29,190,946      24,475,133      24,194,213       2,201,794       1,747,471              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 29,243,536    $ 26,907,834    $ 33,448,571    $ 24,475,133    $  2,531,009    $  2,201,794    $      6,805    $         --
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                  SMITH BARNEY                 SMITH BARNEY
                                                  SMITH BARNEY                   INTERNATIONAL                     LARGE
                                                   AGGRESSIVE                       ALL CAP                   CAPITALIZATION
                                                     GROWTH                          GROWTH                       GROWTH
                                                    PORTFOLIO                      PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (10,459)  $     (3,464)  $      2,659   $     11,908   $    (13,144)  $     18,723
  Realized gain (loss) ..................       151,839         93,173         71,820        (36,761)       506,017        201,733
  Change in unrealized gain (loss)
    on investments ......................       519,320         92,440        (97,704)       197,869        271,505       (240,915)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       660,700        182,149        (23,225)       173,016        764,378        (20,459)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     2,618,874        622,805         99,408        122,447      1,663,997      2,496,659
  Participant transfers from other
    funding options .....................     1,988,071        966,342        237,222      2,242,003      3,664,918      8,981,785
  Growth rate intra-fund transfers in ...        13,496         67,030          2,870        829,755          2,446        149,706
  Contract surrenders ...................      (447,662)       (51,987)    (1,392,892)       (37,573)    (1,134,561)      (207,650)
  Participant transfers to other
    funding options .....................    (1,566,865)      (674,633)      (336,669)    (1,660,913)    (6,832,647)    (5,293,365)
  Growth rate intra-fund transfers out ..       (13,496)       (67,028)        (2,870)      (829,756)        (2,446)      (149,705)
  Other receipts/(payments) .............        (5,500)          (772)        (8,094)          (217)       (25,343)        (3,479)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,586,918        861,757     (1,401,025)       665,746     (2,663,636)     5,973,951
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     3,247,618      1,043,906     (1,424,250)       838,762     (1,899,258)     5,953,492


NET ASSETS:
    Beginning of year ...................     2,200,814      1,156,908      1,772,981        934,219     10,954,753      5,001,261
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  5,448,432   $  2,200,814   $    348,731   $  1,772,981   $  9,055,495   $ 10,954,753
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                           VANGUARD
                                           VARIABLE                       VANGUARD                          VANGUARD
                                          INSURANCE                       VARIABLE                          VARIABLE
          SOCIAL                             FUND                         INSURANCE                        INSURANCE
         AWARENESS                       DIVERSIFIED                     FUND EQUITY                    FUND SHORT-TERM
           STOCK                            VALUE                           INDEX                       INVESTMENT-GRADE
         PORTFOLIO                        PORTFOLIO                       PORTFOLIO                        PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$     10,252    $      9,971    $        (12)   $         --    $       (359)   $         --    $         (2)   $         --
      70,156          30,487              --              --              36              --              --              --

        (754)         63,659             197              --           5,535              --              14              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      79,654         104,117             185              --           5,212              --              12              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     366,925         180,607              --              --              --              --              --              --

     680,404         870,465          25,755              --         211,254              --           3,597              --
       1,629           7,224              --              --              --              --              --              --
     (22,714)        (26,182)            (87)             --          (2,384)             --             (14)             --

    (982,812)       (548,318)             --              --            (898)             --              --              --
      (1,629)         (7,225)             --              --              --              --              --              --
      (1,361)         (5,515)             --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      40,442         471,056          25,668              --         207,972              --           3,583              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     120,096         575,173          25,853              --         213,184              --           3,595              --



   1,868,392       1,293,219              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,988,488    $  1,868,392    $     25,853    $         --    $    213,184    $         --    $      3,595    $         --
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                 GROWTH &
                                                      ASSET                      CONTRAFUND(R)                    INCOME
                                                     MANAGER                      PORTFOLIO -                   PORTFOLIO -
                                                 SM PORTFOLIO -                     SERVICE                       SERVICE
                                                  INITIAL CLASS                     CLASS 2                       CLASS 2
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     82,092   $     69,875   $    (14,961)  $     (3,763)  $     (2,070)  $         --
  Realized gain (loss) ..................         4,383         73,807        564,747        523,425            (33)            --
  Change in unrealized gain (loss)
    on investments ......................       (21,609)         7,816      1,899,412        656,878       (111,932)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        64,866        151,498      2,449,198      1,176,540       (114,035)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       487,601        689,532      4,241,262      1,718,145             --             --
  Participant transfers from other
    funding options .....................     1,089,289      4,362,116      8,107,991      6,845,934      9,721,294             --
  Growth rate intra-fund transfers in ...        13,520         30,913            924        141,211             --             --
  Contract surrenders ...................    (1,518,689)       (66,145)    (1,778,351)      (162,712)       (15,141)            --
  Participant transfers to other
    funding options .....................    (1,208,090)    (4,005,531)    (4,195,535)    (4,582,977)       (25,292)            --
  Growth rate intra-fund transfers out ..       (13,520)       (30,912)          (924)      (141,212)            --             --
  Other receipts/(payments) .............          (253)        (2,130)        (5,386)       (13,506)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,150,142)       977,843      6,369,981      3,804,883      9,680,861             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    (1,085,276)     1,129,341      8,819,179      4,981,423      9,566,826             --


NET ASSETS:
    Beginning of year ...................     3,789,175      2,659,834      9,991,232      5,009,809             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,703,899   $  3,789,175   $ 18,810,411   $  9,991,232   $  9,566,826   $         --
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL III
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

           MID CAP                       VIP OVERSEAS
         PORTFOLIO -                     PORTFOLIO -
           SERVICE                         SERVICE
           CLASS 2                         CLASS 2
----------------------------    ----------------------------
     2005            2004            2005            2004
     ----            ----            ----            ----

$    (36,670)   $    (12,847)   $     13,531    $     (2,475)
   1,021,904         361,456         238,105          14,707

   2,042,246       1,224,295       1,881,306         490,344
------------    ------------    ------------    ------------


   3,027,480       1,572,904       2,132,942         502,576
------------    ------------    ------------    ------------


   2,435,176       1,297,946       2,723,877          16,660

  15,128,075       5,009,144       8,541,163       3,546,831
       9,496          38,610              --              --
  (1,779,361)       (192,138)     (1,242,460)        (13,336)

  (5,933,232)     (1,955,681)     (1,353,609)       (338,978)
      (9,496)        (38,610)             --              --
      (3,476)        (15,221)         (2,333)             --
------------    ------------    ------------    ------------


   9,847,182       4,144,050       8,666,638       3,211,177
------------    ------------    ------------    ------------

  12,874,662       5,716,954      10,799,580       3,713,753



   9,797,916       4,080,962       3,713,753              --
------------    ------------    ------------    ------------
$ 22,672,578    $  9,797,916    $ 14,513,333    $  3,713,753
============    ============    ============    ============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Strategic Equity Portfolio and Van Kampen Enterprise Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust. Additionally, the Social Awareness Stock Portfolio was moved from The Travelers Series Trust to the Travelers Series Fund, Inc.

The Travelers Fund UL III for Variable Life Insurance ("Fund UL III") is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, and is available for funding certain variable life insurance contracts issued by The Company. Fund UL III, established on January 15, 1999, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Fund UL III are Travelers Corporate Owned Variable Universal Life Insurance Policy, Travelers Corporate Owned Variable Universal Life Insurance Policy Series 2, Travelers Corporate Benefit Life Policy, Travelers Corporate Owned Variable Universal Life Insurance 2000 Policy, Travelers Life & Annuity Corporate Owned Variable Universal Life Insurance III Policy, Travelers Life & Annuity Corporate Owned Variable Universal Life Insurance IV Policy and Travelers Life & Annuity Corporate Select Policy.

Participant premium payments applied to Fund UL III are invested in one or more sub-accounts in accordance with the selection made by the owner. As of December 31, 2005, the investments comprising Fund UL III were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Dreyfus Stock Index Fund - Initial Shares, Maryland business trust
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     The Merger Fund VL, Delaware business trust *
     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. International Growth Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Large-Cap Growth Portfolio - Class B (Formerly
           AllianceBernstein Premier Growth Portfolio - Class B)
     American Century Variable Products, Inc., Massachusetts business trust
         VP Ultra Fund - Class I
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
         Delaware VIP Small Cap Value Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF - Appreciation Portfolio - Initial Shares
         Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
           (Formerly Franklin Small Cap Fund - Class 2 Shares)
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Global Asset Allocation Fund - Class 1 Shares *
         Templeton Global Income Securities Fund - Class 1 Shares
         Templeton Growth Securities Fund - Class 2 Shares

     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio *
         Equity Index Portfolio - Class I Shares
         Fundamental Value Portfolio
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Global Securities Fund/VA - Service Shares *
         Oppenheimer Main Street Fund/VA - Service Shares *
     PIMCO Variable Insurance Trust, Massachusetts business trust
         PIMCO Low Duration Portfolio- Administrative Class
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer Mid Cap Value VCT Portfolio - Class II Shares
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Royce Capital Fund, Delaware business trust
         Royce Micro Cap Portfolio*
         Royce Small Cap Portfolio
     Salomon Brothers Variable Series Funds Inc., Maryland business trust
         All Cap Fund - Class I
         High Yield Bond Fund - Class I *
         Investors Fund - Class I
         Strategic Bond Fund - Class I
         Total Return Fund - Class I
     Scudder Investments VIT Funds, Massachusetts business trust
         Small Cap Index Fund - Class A Shares
     Smith Barney Investment Series, Massachusetts business trust
         SB Government Portfolio - Class A
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Large Cap Portfolio
         Managed Allocation Series: Aggressive Portfolio *
         Managed Allocation Series: Conservative Portfolio *
         Managed Allocation Series: Moderate Portfolio *
         Managed Allocation Series: Moderate-Aggressive Portfolio *
         Managed Allocation Series: Moderate-Conservative Portfolio *
         Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap Core
           Portfolio)

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company (continued)
         MFS Mid Cap Growth Portfolio
         MFS Total Return Portfolio
         Mondrian International Stock Portfolio (Formerly Lazard International
           Stock Portfolio)
         Strategic Equity Portfolio
         Style Focus Series: Small Cap Growth Portfolio *
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
         Van Kampen Enterprise Portfolio
     The Universal Institutional Funds, Inc., Maryland business trust
         Emerging Markets Equity Portfolio - Class I
     Travelers Series Fund Inc., Maryland business trust
         Smith Barney Aggressive Growth Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Social Awareness Stock Portfolio
     Vanguard (R) Variable Insurance Fund, Delaware business trust
         Vanguard Variable Insurance Fund Diversified Value Portfolio
         Vanguard Variable Insurance Fund Equity Index Portfolio
         Vanguard Variable Insurance Fund International Portfolio *
         Vanguard Variable Insurance Fund Mid-Cap Index Portfolio *
         Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio Vanguard Variable Insurance Fund Small Company Growth Portfolio * Vanguard Variable Insurance Fund Total Stock Market Index Portfolio *
     Variable Insurance Products Fund, Massachusetts business trust
         Asset Manager SM Portfolio - Initial Class (Formerly Asset Manager
           Portfolio - Initial Class)
         Contrafund(R) Portfolio - Initial Class *
         Contrafund(R) Portfolio - Service Class 2
         Growth & Income Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2
         VIP Overseas Portfolio - Service Class 2

     * No assets for the period

New Funds in 2005 included above:

AIM V.I. International Growth Fund - Series I                     AIM Variable Insurance Funds, Inc.                       5/2/2005
Appreciation Portfolio                                            Greenwich Street Series Fund                            3/14/2005
Contrafund(R) Portfolio - Initial Class                           Variable Insurance Products Fund II                     3/14/2005
Emerging Markets Equity Portfolio - Class I                       The Universal Institutional Funds, Inc.                  5/2/2005
Growth & Income Portfolio - Service Class 2                       Variable Insurance Products Fund                       11/14/2005
High Yield Bond Fund - Class I                                    Salomon Brothers Variable Series Funds Inc.             3/14/2005
Managed Allocation Series: Aggressive Portfolio                   The Travelers Series Trust                               5/2/2005
Managed Allocation Series: Conservative Portfolio                 The Travelers Series Trust                               5/2/2005
Managed Allocation Series: Moderate Portfolio                     The Travelers Series Trust                               5/2/2005
Managed Allocation Series: Moderate-Aggressive Portfolio          The Travelers Series Trust                               5/2/2005
Managed Allocation Series: Moderate-Conservative Portfolio        The Travelers Series Trust                               5/2/2005

New Funds in 2005 included above (continued):

Oppenheimer Global Securities Fund/VA - Service Shares            Oppenheimer Variable Account Funds                      3/14/2005
Oppenheimer Main Street Fund/VA - Service Shares                  Oppenheimer Variable Account Funds                      3/14/2005
Royce Micro Cap Portfolio                                         Royce Capital Fund                                       5/2/2005
Royce Small Cap Portfolio                                         Royce Capital Fund                                       5/2/2005
Style Focus Series: Small Cap Growth Portfolio                    The Travelers Series Trust                               5/2/2005
Templeton Global Asset Allocation Fund - Class 1 Shares           Franklin Templeton Variable Insurance Products          3/14/2005
                                                                    Trust
Vanguard Variable Insurance Fund International Portfolio          Vanguard (R) Variable Insurance Fund                    3/14/2005
Vanguard Variable Insurance Fund Mid-Cap Index Portfolio          Vanguard (R) Variable Insurance Fund                    3/14/2005

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Fund UL III or shares of Fund UL III's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Fund UL III product(s) offered by The Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Fund UL III in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-Term investments are reported at fair value based on quoted market prices. Short-Term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

The operations of Fund UL III form a part of the total operations of The Company and are not taxed separately. The company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Fund UL III. Fund UL III is not taxed as a "regulated investment company" under Subchapter M of the Code.

In 2001, Fund UL III adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide for Investment Companies ("AICPA Guide"). The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of unit values:

      -     Mortality and Expense Risks assumed by The Company (M&E)

The table below displays current separate account charges with their associated products offered in this Separate Account for each funding option:

----------------------------------------------------------------------------------------------------------------------------------
FUND UL III
----------------------------------------------------------------------------------------------------------------------------------

 Separate Account Charge (1)    Product                                                                                    M&E (2)
----------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.05%   Travelers Corporate Benefit Life Policy (Applies to policies in years 26 and greater)       0.05%
                                Travelers Corporate Owned Variable Universal Life Insurance (Applies to policies in         0.05%
                                years 21 and greater)
                                Travelers Corporate Owned Variable Universal Life Insurance 2000 (Applies to                0.05%
                                policies in years 26 and greater)
                                Travelers Life and Annuity Corporate Owned Variable Universal Life Insurance III            0.05%
                                (Applies to policies in years 26 and greater)
                                Travelers Life and Annuity Corporate Owned Variable Universal Life Insurance IV             0.05%
                                (Applies to policies in years 26 and greater)
                                Travelers  Corporate Owned Variable Universal Life Insurance Series II (Applies to          0.05%
                                policies in years 26 and greater)

Separate Account Charge 0.15%   Travelers Corporate Benefit Life Policy (Applies to policies in years 7-25)                 0.15%

Separate Account Charge 0.20%   Travelers Corporate Owned Variable Universal Life Insurance 2000 (Applies to                0.20%
                                policies in years 1-25)
                                Travelers Life and Annuity Corporate Owned Variable Universal Life Insurance III            0.20%
                                (Applies to policies in years 1-25)
                                Travelers Life and Annuity Corporate Owned Variable Universal Life Insurance IV             0.20%
                                (Applies to policies in years 1-25)
                                Travelers Life & Annuity Corporate Select Policy (Applies to policies in years 26           0.20%
                                and greater)

Separate Account Charge 0.25%   Travelers Corporate Benefit Life Policy (Applies to policies in years 1-6)                  0.25%
                                Travelers Corporate Owned Variable Universal Life Insurance (Applies to policies in         0.25%
                                years 5-20)
                                Travelers Corporate Owned Variable Universal Life Insurance Series II (Applies to           0.25%
                                policies in years 5-20)

Separate Account Charge 0.35%   Travelers Life & Annuity Corporate Select Policy (Applies to policies in years 1-25)        0.35%

Separate Account Charge 0.45%   Travelers Corporate Owned Variable Universal Life Insurance (Applies to policies in         0.45%
                                years 1-4)
                                Travelers Corporate Owned Variable Universal Life Insurance Series II (Applies to           0.45%
                                policies in years 1-4)
----------------------------------------------------------------------------------------------------------------------------------

(1)   Certain unit values may not be available through certain sub-accounts.
(2) The products in the above table are guaranteed not to exceed an M&E charge of 0.75% for all policy years.

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS, AND/OR LIQUIDATIONS

Effective  February 25, 2005, The Travelers  Series Trust:  MFS Emerging  Growth
Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

Effective July 25, 2005, The Scudder Investment VIT Funds: EAFE Equity Index Fund - Class A Shares was liquidated.

5. STATEMENT OF INVESTMENTS                                                              FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                            --------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET         COST OF        PROCEEDS
                                                                               SHARES         VALUE        PURCHASES      FROM SALES
                                                                            -----------    -----------    -----------    -----------
CAPITAL APPRECIATION FUND (1.7%)
    Total (Cost $18,915,011)                                                    308,472    $24,147,159    $ 7,090,739    $ 7,537,542
                                                                            -----------    -----------    -----------    -----------

DREYFUS STOCK INDEX FUND, INC. (2.2%)
    Total (Cost $26,872,821)                                                    946,901     30,130,384     21,413,632     15,001,960
                                                                            -----------    -----------    -----------    -----------

HIGH YIELD BOND TRUST (3.0%)
    Total (Cost $39,632,434)                                                  4,117,755     41,342,260     13,728,182      8,473,827
                                                                            -----------    -----------    -----------    -----------

MONEY MARKET PORTFOLIO (11.6%)
    Total (Cost $161,047,518)                                               161,047,518    161,047,518    139,479,037    110,875,561
                                                                            -----------    -----------    -----------    -----------

AIM VARIABLE INSURANCE FUNDS (0.1%)
  AIM V.I. International Growth Fund - Series I
    Total (Cost $1,161,797)                                                      55,015      1,274,694      1,202,739         43,325
                                                                            -----------    -----------    -----------    -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (1.7%)
  AllianceBernstein Growth and Income Portfolio - Class B
    (Cost $2,108,056)                                                            90,264      2,225,009      2,401,821      1,267,179
  AllianceBernstein Large-Cap Growth Portfolio - Class B
    (Cost $18,130,528)                                                          813,855     21,599,706      9,964,551      3,870,850
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $20,238,584)                                                    904,119     23,824,715     12,366,372      5,138,029
                                                                            -----------    -----------    -----------    -----------

AMERICAN CENTURY VARIABLE PRODUCTS, INC. (0.4%)
  VP Ultra Fund - Class I
    Total (Cost $5,179,386)                                                     556,862      5,780,230        703,833      1,871,456
                                                                            -----------    -----------    -----------    -----------

AMERICAN FUNDS INSURANCE SERIES (7.6%)
  Global Growth Fund - Class 2 Shares (Cost $9,092,361)                         569,886     11,124,183      4,561,204      2,616,560
  Growth Fund - Class 2 Shares (Cost $46,961,391)                               986,543     58,186,324     25,497,013      9,195,822
  Growth-Income Fund - Class 2 Shares (Cost $33,754,932)                        953,815     36,359,445     19,133,981      9,730,312
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $89,808,684)                                                  2,510,244    105,669,952     49,192,198     21,542,694
                                                                            -----------    -----------    -----------    -----------

CREDIT SUISSE TRUST (1.8%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $19,409,465)                                                  1,459,228     24,544,209     19,536,225     14,112,979
                                                                            -----------    -----------    -----------    -----------

DELAWARE VIP TRUST (3.7%)
  Delaware VIP REIT Series - Standard Class (Cost $39,574,815)                2,484,031     46,625,258     22,187,854     12,901,711
  Delaware VIP Small Cap Value Series - Standard Class (Cost $5,014,089)        171,076      5,274,275      6,217,277      1,289,835
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $44,588,904)                                                  2,655,107     51,899,533     28,405,131     14,191,546
                                                                            -----------    -----------    -----------    -----------

DREYFUS VARIABLE INVESTMENT FUND (2.1%)
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost $3,659,887)       105,150      3,902,112      6,261,180      9,215,704
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $20,724,653)                                                          566,030     24,882,688      8,602,916      6,864,647
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $24,384,540)                                                    671,180     28,784,800     14,864,096     16,080,351
                                                                            -----------    -----------    -----------    -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (5.0%)
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
    (Cost $17,568,631)                                                          999,525     20,350,330      9,485,410      5,905,687
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $19,849,438)                                                        2,142,709     23,355,527     21,234,294      3,797,585
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $21,387,999)       1,578,576     24,657,364     11,557,939      5,831,981
  Templeton Global Income Securities Fund - Class 1 Shares
    (Cost $982,926)                                                              65,869        945,881      1,667,912        784,010
  Templeton Growth Securities Fund - Class 2 Shares (Cost $736,536)              56,912        785,948      1,051,655        333,285
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $60,525,530)                                                  4,843,591     70,095,050     44,997,210     16,652,548
                                                                            -----------    -----------    -----------    -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                 FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                            --------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET         COST OF        PROCEEDS
                                                                               SHARES         VALUE        PURCHASES      FROM SALES
                                                                            -----------    -----------    -----------    -----------
GREENWICH STREET SERIES FUND (5.7%)
  Equity Index Portfolio - Class I Shares (Cost $66,413,957)                  2,451,079    $74,463,781    $20,101,137    $28,482,982
  Fundamental Value Portfolio (Cost $4,999,456)                                 248,646      5,129,575      2,176,652      1,622,920
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $71,413,413)                                                  2,699,725     79,593,356     22,277,789     30,105,902
                                                                            -----------    -----------    -----------    -----------

JANUS ASPEN SERIES (1.5%)
  Balanced Portfolio - Service Shares (Cost $15,782,127)                        652,122     17,359,484      7,792,197      2,949,169
  Global Technology Portfolio - Service Shares (Cost $1,670,019)                490,603      1,942,786      2,221,039      1,795,781
  Worldwide Growth Portfolio - Service Shares (Cost $1,573,645)                  61,346      1,702,972      1,099,591      1,482,943
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $19,025,791)                                                  1,204,071     21,005,242     11,112,827      6,227,893
                                                                            -----------    -----------    -----------    -----------

LORD ABBETT SERIES FUND, INC. (1.3%)
  Growth and Income Portfolio (Cost $3,094,809)                                 118,620      3,103,096      3,062,979      1,392,999
  Mid-Cap Value Portfolio (Cost $14,725,120)                                    733,996     15,479,978     10,627,300      2,085,464
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $17,819,929)                                                    852,616     18,583,074     13,690,279      3,478,463
                                                                            -----------    -----------    -----------    -----------

PIMCO VARIABLE INSURANCE TRUST (12.2%)
  PIMCO Low Duration Portfolio (Cost $7,176,193)                                700,994      7,073,033      8,179,345      3,344,108
  Real Return Portfolio - Administrative Class (Cost $33,285,072)             2,610,995     33,133,524     16,852,100      4,759,166
  Total Return Portfolio - Administrative Class (Cost $130,890,244)          12,585,971    128,880,340     64,023,117     58,931,094
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $171,351,509)                                                15,897,960    169,086,897     89,054,562     67,034,368
                                                                            -----------    -----------    -----------    -----------

PIONEER VARIABLE CONTRACTS TRUST (0.9%)
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Total (Cost $11,518,497)                                                    491,583     12,151,930      9,314,518      2,884,061
                                                                            -----------    -----------    -----------    -----------

PUTNAM VARIABLE TRUST (4.3%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $330,228)              70,119        373,736        501,707        604,498
  Putnam VT International Equity Fund - Class IB Shares
    (Cost $19,642,397)                                                        1,453,021     23,626,129     13,123,065      6,087,879
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $30,377,394)         1,560,569     35,783,855     14,058,996      8,615,936
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $50,350,019)                                                  3,083,709     59,783,720     27,683,768     15,308,313
                                                                            -----------    -----------    -----------    -----------

ROYCE CAPITAL FUND (0.0%)
  Royce Micro Cap Portfolio (Cost $0)                                                --             --        266,914        283,006
  Royce Small Cap Portfolio (Cost $302,025)                                      31,112        300,852        310,772          8,791
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $302,025)                                                        31,112        300,852        577,686        291,797
                                                                            -----------    -----------    -----------    -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (3.1%)
  All Cap Fund - Class I (Cost $6,914,022)                                      442,791      7,682,422      2,876,501      2,772,546
  Investors Fund - Class I (Cost $26,876,056)                                 2,123,892     30,881,397      9,834,105      8,505,632
  Strategic Bond Fund - Class I (Cost $4,108,216)                               381,359      3,931,815      1,130,075      1,895,809
  Total Return Fund - Class I (Cost $480,790)                                    43,088        488,618        431,687        371,980
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $38,379,084)                                                  2,991,130     42,984,252     14,272,368     13,545,967
                                                                            -----------    -----------    -----------    -----------

SCUDDER INVESTMENTS VIT FUNDS (2.4%)
  EAFE(R) Equity Index Fund - Class A Shares (Cost $0)                               --             --      4,582,284     17,542,448
  Small Cap Index Fund - Class A Shares (Cost $28,096,314)                    2,279,207     32,820,587     13,998,331     15,505,448
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $28,096,314)                                                  2,279,207     32,820,587     18,580,615     33,047,896
                                                                            -----------    -----------    -----------    -----------

SMITH BARNEY INVESTMENT SERIES (0.0%)
  SB Government Portfolio - Class A
    Total (Cost $202,411)                                                        17,693        194,274        432,603        229,595
                                                                            -----------    -----------    -----------    -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                            --------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET         COST OF        PROCEEDS
                                                                               SHARES         VALUE        PURCHASES      FROM SALES
                                                                            -----------    -----------    -----------    -----------
THE TRAVELERS SERIES TRUST (21.5%)
  AIM Capital Appreciation Portfolio (Cost $13,469,169)                       1,285,867    $14,928,911    $ 4,729,382    $ 2,909,367
  Convertible Securities Portfolio (Cost $4,584,360)                            388,428      4,602,876      1,968,632      1,509,540
  Disciplined Mid Cap Stock Portfolio (Cost $24,755,243)                      1,386,733     30,452,666     10,757,868     10,434,664
  Equity Income Portfolio (Cost $45,241,956)                                  2,825,067     49,947,186     17,824,553     11,167,911
  Large Cap Portfolio (Cost $23,665,381)                                      1,772,766     26,839,685      5,874,071      6,571,349
  Mercury Large Cap Core Portfolio (Cost $602,377)                               70,064        710,449        354,841        816,348
  MFS Emerging Growth Portfolio (Cost $0)                                            --             --        460,000     13,676,008
  MFS Mid Cap Growth Portfolio (Cost $25,457,232)                             3,461,878     28,006,590     20,961,335      9,175,133
  MFS Total Return Portfolio (Cost $60,028,016)                               3,611,068     59,365,957     19,998,310     10,797,220
  Mondrian International Stock Portfolio (Cost $10,288,321)                     977,185     12,214,810      4,025,260      4,375,885
  Strategic Equity Portfolio (Cost $5,569,105)                                  328,948      5,851,994      1,285,842      1,116,926
  Travelers Quality Bond Portfolio (Cost $29,508,241)                         2,608,715     29,243,700     10,848,849      9,002,035
  U.S. Government Securities Portfolio (Cost $32,888,601)                     2,516,837     33,448,760     19,269,838     11,492,869
  Van Kampen Enterprise Portfolio (Cost $2,366,837)                             198,824      2,531,024      1,139,380      1,009,749
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $278,424,839)                                                21,432,380    298,144,608    119,498,161     94,055,004
                                                                            -----------    -----------    -----------    -----------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (0.0%)
  Emerging Markets Equity Portfolio - Class I
    Total (Cost $6,485)                                                             462          6,805          6,507             22
                                                                            -----------    -----------    -----------    -----------

TRAVELERS SERIES FUND INC. (1.2%)
  Smith Barney Aggressive Growth Portfolio (Cost $4,688,593)                    366,406      5,448,463      4,393,016      1,816,369
  Smith Barney International All Cap Growth Portfolio (Cost $301,898)            24,387        348,734        307,954      1,706,316
  Smith Barney Large Capitalization Growth Portfolio (Cost $8,240,029)          599,705      9,055,551      5,154,221      7,830,945
  Social Awareness Stock Portfolio (Cost $1,809,598)                             78,940      1,988,499      1,043,413        992,708
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $15,040,118)                                                  1,069,438     16,841,247     10,898,604     12,346,338
                                                                            -----------    -----------    -----------    -----------

VANGUARD (R) VARIABLE INSURANCE FUND (0.0%)
  Vanguard Variable Insurance Fund Diversified Value Portfolio
    (Cost $25,657)                                                                1,799         25,853         25,755             99
  Vanguard Variable Insurance Fund Equity Index Portfolio (Cost $207,652)         7,649        213,187        211,296          3,680
  Vanguard Variable Insurance Fund Short-Term Investment-Grade
    Portfolio (Cost $3,581)                                                         342          3,595          3,597             16
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $236,890)                                                         9,790        242,635        240,648          3,795
                                                                            -----------    -----------    -----------    -----------

VARIABLE INSURANCE PRODUCTS FUND (5.0%)
  Asset Manager SM Portfolio - Initial Class (Cost $2,568,811)                  179,782      2,703,919      1,498,642      2,565,518
  Contrafund(R) Portfolio - Service Class 2 (Cost $15,520,092)                  612,920     18,810,519     11,324,066      4,966,624
  Growth & Income Portfolio - Service Class 2 (Cost $9,678,811)                 658,422      9,566,879      9,721,294         42,450
  Mid Cap Portfolio - Service Class 2 (Cost $18,569,247)                        653,958     22,672,708     16,491,745      6,492,620
  VIP Overseas Portfolio - Service Class 2 (Cost $12,141,758)                   710,049     14,513,408     11,053,350      2,341,594
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $58,478,719)                                                  2,815,131     68,267,433     50,089,097     16,408,806
                                                                            -----------    -----------    -----------    -----------

6. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
CAPITAL APPRECIATION FUND                 2005     35,853   0.614 - 1.111    24,147            -     0.15 - 0.45      17.67 - 18.07
                                          2004     36,421   0.521 - 0.941    20,876            -     0.15 - 0.45      19.07 - 19.33
                                          2003     46,240   0.437 - 0.789    24,284         0.05     0.15 - 0.45       7.64 - 24.86
                                          2002     46,882   0.350 - 0.573    18,779         1.53     0.20 - 0.45  (25.52) - (25.29)
                                          2001     36,814   0.469 - 0.767    26,152         0.47     0.20 - 0.45  (28.72) - (26.14)

DREYFUS STOCK INDEX FUND - INITIAL
SHARES                                    2005     21,154   1.412 - 1.425    30,130         1.67     0.20 - 0.45        4.21 - 4.55
                                          2004     16,586   1.355 - 1.363    22,612         2.01     0.20 - 0.45      10.16 - 10.37
                                          2003      9,504   1.230 - 1.235    11,735         1.50     0.20 - 0.45       0.24 - 28.11
                                          2002      6,526           0.964     6,290         0.79            0.20              10.93

HIGH YIELD BOND TRUST                     2005     25,457   1.495 - 1.645    41,342         0.01     0.15 - 0.45        0.87 - 1.22
                                          2004     22,061   1.477 - 1.627    35,579         7.27     0.15 - 0.45        8.20 - 8.54
                                          2003     20,269   1.361 - 1.500    29,898         9.05     0.15 - 0.45       6.75 - 28.86
                                          2002     14,099   1.154 - 1.165    16,287        16.60     0.20 - 0.45        4.14 - 4.39
                                          2001      8,750   1.106 - 1.116     9,720         6.23     0.20 - 0.45        5.08 - 9.40

MONEY MARKET PORTFOLIO                    2005    140,291   1.071 - 1.172   161,316         2.86     0.15 - 0.45        2.39 - 2.70
                                          2004    118,173   1.043 - 1.142   132,561         1.01     0.15 - 0.45        0.62 - 0.87
                                          2003    122,702   1.034 - 1.133   135,721         0.78     0.15 - 0.45        0.27 - 0.68
                                          2002    106,734   1.027 - 1.127   117,295         1.37     0.15 - 0.45        0.79 - 1.20
                                          2001     77,764   1.084 - 1.114    85,319         3.53     0.20 - 0.45        3.24 - 3.53
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. International Growth Fund -
    Series I                              2005      1,064   1.196 - 1.198     1,275         0.84     0.20 - 0.45       0.76 - 13.45
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                   2005      1,917   1.150 - 1.161     2,225         1.29     0.20 - 0.45        4.07 - 4.41
                                          2004        903   1.105 - 1.112     1,004         0.98     0.20 - 0.45      10.72 - 10.99
                                          2003        216   0.998 - 1.002       216         0.71     0.20 - 0.45       0.30 - 23.86
  AllianceBernstein Large-Cap Growth
    Portfolio - Class B                   2005     23,408   0.912 - 0.923    21,600            -     0.20 - 0.45      14.29 - 14.66
                                          2004     16,765   0.798 - 0.805    13,498            -     0.20 - 0.45        7.84 - 8.06
                                          2003     14,253   0.740 - 0.745    10,612            -     0.20 - 0.45       0.27 - 23.14
                                          2002     10,440   0.602 - 0.605     6,314            -     0.20 - 0.45  (31.48) - (28.67)
AMERICAN CENTURY VARIABLE PRODUCTS, INC.
  VP Ultra Fund - Class I                 2005      5,669           1.020     5,780            -            0.20               2.00
                                          2004      6,852           1.000     6,852            -            0.20              10.50
                                          2003      6,255           0.905     5,663            -            0.20              24.66
                                          2002      4,697           0.726     3,411         0.19            0.20            (22.93)
                                          2001      2,767           0.942     2,606            -            0.20             (4.07)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares     2005      7,454   1.478 - 1.496    11,124         0.69     0.15 - 0.45      13.60 - 13.94
                                          2004      6,003   1.301 - 1.313     7,871         0.40     0.15 - 0.45      10.99 - 13.21
                                          2003      3,611   1.152 - 1.158     4,181         0.41     0.20 - 0.45       0.26 - 34.97
                                          2002          -   0.855 - 0.858         -            -     0.20 - 0.45    (14.80) - 14.46

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
AMERICAN FUNDS INSURANCE SERIES
(CONTINUED)
  Growth Fund - Class 2 Shares            2005     43,428   1.325 - 1.344    58,186         0.77     0.10 - 0.45     (0.22) - 16.09
                                          2004     29,768   1.146 - 1.156    34,379         0.24     0.15 - 0.45      12.02 - 12.35
                                          2003     13,618   1.023 - 1.029    14,000         0.15     0.15 - 0.45       0.10 - 36.22
                                          2002         23           0.751        17         0.04            0.45            (20.53)

  Growth-Income Fund - Class 2 Shares     2005     28,652   1.255 - 1.273    36,359         1.39     0.10 - 0.45      (0.31) - 5.66
                                          2004     21,268   1.191 - 1.202    25,533         1.75     0.15 - 0.45       2.91 - 10.19
                                          2003      6,149   1.084 - 1.089     6,695         1.49     0.20 - 0.45      31.87 - 32.16
                                          2002      1,853   0.822 - 0.824     1,527         1.13     0.20 - 0.45  (16.94) - (14.91)
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                             2005     21,058   1.154 - 1.586    24,544         0.67     0.20 - 0.45      27.40 - 27.65
                                          2004     15,850   0.904 - 1.243    14,648         0.33     0.20 - 0.45      24.37 - 24.69
                                          2003      7,545   0.725 - 0.997     5,683            -     0.20 - 0.45      42.30 - 42.72
                                          2002      4,586   0.508 - 0.700     2,448         0.23     0.20 - 0.45   (17.93) - (4.11)
                                          2001      1,249           0.790       986            -            0.45            (10.02)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard
    Class                                 2005     17,387   2.072 - 2.763    46,625         1.81     0.15 - 0.45        6.67 - 6.97
                                          2004     14,676   1.937 - 2.583    37,380         1.86     0.15 - 0.45      30.82 - 31.23
                                          2003     10,371   1.476 - 1.970    19,803         2.24     0.15 - 0.45      10.73 - 33.74
                                          2002      4,644   1.452 - 1.473     6,837         1.12     0.20 - 0.45        4.01 - 4.36
                                          2001      1,585   1.396 - 1.412     2,220         2.02     0.20 - 0.45       8.30 - 11.97
  Delaware VIP Small Cap Value Series -
    Standard Class                        2005      2,207   2.291 - 2.391     5,274         0.27     0.20 - 0.45        8.94 - 9.23
                                          2004         35   2.103 - 2.189        76            -     0.20 - 0.45      18.59 - 21.21
                                          2003          -   1.739 - 1.806         -            -     0.20 - 0.45      41.38 - 41.65
                                          2002          -   1.230 - 1.275         -         0.01     0.20 - 0.45    (6.04) - (5.76)
                                          2001      1,357   1.309 - 1.353     1,776         0.70     0.20 - 0.45       5.13 - 11.31
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Appreciation Portfolio -
    Initial Shares                        2005      3,961   0.979 - 1.022     3,902         0.02     0.20 - 0.45        3.91 - 4.18
                                          2004      6,687   0.940 - 0.981     6,302         1.73     0.20 - 0.45        4.63 - 4.91
                                          2003      9,741   0.896 - 0.936     8,771         1.72     0.20 - 0.45      10.38 - 20.92
                                          2002      6,029   0.741 - 0.770     4,523         1.27     0.20 - 0.45  (17.03) - (16.93)
                                          2001      3,647   0.892 - 0.928     3,327         1.18     0.20 - 0.45    (9.73) - (9.26)
  Dreyfus VIF - Developing Leaders
    Portfolio - Initial Shares            2005     20,962   1.134 - 1.493    24,883            -     0.15 - 0.45        5.36 - 5.65
                                          2004     19,453   1.074 - 1.414    21,633         0.20     0.15 - 0.45      10.77 - 11.21
                                          2003     20,307   0.967 - 1.273    20,400         0.04     0.15 - 0.45      31.15 - 31.51
                                          2002      9,951   0.736 - 0.969     7,615         0.05     0.15 - 0.45  (24.33) - (19.21)
                                          2001      5,606   0.911 - 1.196     5,638         0.32     0.20 - 0.45    (6.56) - (6.37)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small-Mid Cap Growth
    Securities Fund - Class 2 Shares      2005     24,072   0.793 - 1.068    20,350            -     0.10 - 0.45      (0.19) - 4.68
                                          2004     19,247   0.761 - 1.019    15,778            -     0.15 - 0.45      11.09 - 11.37
                                          2003     14,731   0.685 - 0.915    11,094            -     0.15 - 0.45      36.45 - 37.03
                                          2002      8,614   0.502 - 0.668     4,464         0.28     0.15 - 0.45  (29.00) - (22.42)
                                          2001      1,651   0.707 - 0.709     1,171         0.34     0.20 - 0.45    (17.65) - 14.54

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (CONTINUED)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares      2005      9,884   2.347 - 2.366    23,355         0.76     0.15 - 0.45      26.86 - 27.20
                                          2004      1,316   1.850 - 1.860     2,445         2.38     0.15 - 0.45      18.70 - 24.45
                                          2003        257   1.490 - 1.493       384            -     0.20 - 0.45       1.43 - 28.15
  Templeton Foreign Securities Fund -
    Class 2 Shares                        2005     18,041   1.352 - 1.370    24,657         1.10     0.10 - 0.45     (0.15) - 10.06
                                          2004     13,747   1.233 - 1.243    17,075         0.93     0.15 - 0.45      15.74 - 18.29
                                          2003      1,240   1.045 - 1.050     1,301         1.61     0.20 - 0.45       1.16 - 28.36
  Templeton Global Income Securities
    Fund - Class 1 Shares                 2005        836   1.128 - 1.133       946         7.33     0.20 - 0.45    (3.08) - (2.67)
                                          2004        125           1.169       146            -            0.20               7.25
  Templeton Growth Securities Fund -
    Class 2 Shares                        2005        649   1.207 - 1.212       786         1.19     0.20 - 0.45       8.60 - 12.03
                                          2004         10           1.116        11            -            0.20              11.60
GREENWICH STREET SERIES FUND
  Equity Index Portfolio - Class I
    Shares                                2005     80,403   0.875 - 1.054    74,463         1.41     0.15 - 0.45        4.03 - 4.36
                                          2004     91,860   0.839 - 1.010    80,455         1.74     0.15 - 0.45      10.05 - 10.39
                                          2003     78,889   0.760 - 0.915    63,484         1.49     0.15 - 0.45      27.57 - 27.81
                                          2002     68,892   0.595 - 0.716    42,279         2.64     0.15 - 0.45  (22.52) - (17.13)
                                          2001     26,331   0.766 - 0.870    21,775         0.98     0.20 - 0.45  (12.53) - (12.26)

  Fundamental Value Portfolio             2005      3,551   1.430 - 1.446     5,130         0.99     0.20 - 0.45        4.30 - 4.63
                                          2004      3,388   1.371 - 1.382     4,681         0.66     0.20 - 0.45        7.70 - 7.97
                                          2003      2,908   1.273 - 1.280     3,720         0.86     0.20 - 0.45      38.07 - 38.38
                                          2002      1,437   0.922 - 0.925     1,329         1.30     0.20 - 0.45  (19.70) - (19.43)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares     2005     15,214   1.125 - 1.197    17,359         2.28     0.15 - 0.45        7.14 - 7.45
                                          2004     11,006   1.050 - 1.114    11,690         2.23     0.15 - 0.45        7.80 - 8.16
                                          2003     10,728   0.974 - 1.030    10,628         1.90     0.15 - 0.45       0.10 - 13.51
                                          2002      8,149   0.860 - 0.866     7,057         2.79     0.20 - 0.45    (7.13) - (6.88)
                                          2001      1,175           0.930     1,092         1.53            0.20             (6.44)

  Global Technology Portfolio - Service
    Shares                                2005      4,765   0.402 - 0.408     1,943            -     0.20 - 0.45      11.05 - 11.51
                                          2004      3,235   0.362 - 0.366     1,185            -     0.20 - 0.45        0.00 - 0.27
                                          2003      2,359   0.362 - 0.365       861            -     0.20 - 0.45       0.55 - 46.00
                                          2002        752   0.248 - 0.250       188            -     0.20 - 0.45  (41.23) - (41.04)
                                          2001        504           0.424       213         0.83            0.20            (42.63)

  Worldwide Growth Portfolio - Service
    Shares                                2005      2,727   0.616 - 0.868     1,703         1.27     0.15 - 0.45        5.12 - 5.47
                                          2004      3,408   0.586 - 0.823     2,021         0.62     0.15 - 0.45        4.09 - 4.31
                                          2003      9,305   0.563 - 0.789     6,100         0.83     0.15 - 0.45       8.68 - 33.33
                                          2002     10,172   0.458 - 0.461     4,683         0.65     0.20 - 0.45  (26.01) - (25.76)
                                          2001      6,972   0.619 - 0.621     4,330         0.32     0.20 - 0.45  (22.91) - (22.76)
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio             2005      2,136   1.444 - 1.453     3,103         1.17     0.20 - 0.45        2.85 - 3.05
                                          2004      1,082   1.404 - 1.410     1,525         1.07     0.20 - 0.45      12.14 - 12.44
                                          2003         28   1.252 - 1.254        35         0.64     0.20 - 0.45       0.32 - 17.20

  Mid-Cap Value Portfolio                 2005      9,127   1.686 - 1.698    15,480         0.56     0.20 - 0.45        7.73 - 8.02
                                          2004      4,301   1.565 - 1.572     6,755         0.62     0.20 - 0.45      23.42 - 23.80
                                          2003         25   1.268 - 1.269        31         0.52     0.25 - 0.45        0.24 - 8.84

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
PIMCO VARIABLE INSURANCE TRUST
  PIMCO Low Duration Portfolio            2005      6,919   1.018 - 1.022     7,073         2.90     0.20 - 0.45        0.79 - 0.89
                                          2004      2,317           1.014     2,350         0.52            0.20               0.40

  Real Return Portfolio - Administrative
    Class                                 2005     28,316   1.162 - 1.173    33,133         2.80     0.10 - 0.45      (0.26) - 1.92
                                          2004     18,765   1.143 - 1.149    21,547         1.02     0.15 - 0.45        2.50 - 8.71
                                          2003        232   1.054 - 1.056       245         0.29     0.20 - 0.45        0.00 - 6.56

  Total Return Portfolio -
    Administrative Class                  2005     99,384   1.284 - 1.299   128,880         3.41     0.10 - 0.45      (0.31) - 2.31
                                          2004    100,032   1.256 - 1.270   126,939         1.90     0.15 - 0.45        4.48 - 4.75
                                          2003     62,072   1.199 - 1.214    75,254         2.78     0.15 - 0.45        4.51 - 4.90
                                          2002     29,975   1.143 - 1.158    34,665         4.05     0.15 - 0.45        0.09 - 8.83
                                          2001      3,164           1.064     3,365         2.95            0.20               6.19
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                       2005      8,112   1.483 - 1.500    12,152         0.23     0.15 - 0.45        7.15 - 7.45
                                          2004      4,014   1.384 - 1.396     5,595         0.26     0.15 - 0.45      14.43 - 21.53
                                          2003        944   1.142 - 1.147     1,083         0.25     0.20 - 0.45       0.09 - 32.60
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                       2005        425   0.870 - 0.880       374            -     0.20 - 0.45        6.75 - 7.06
                                          2004        502   0.815 - 0.822       412            -     0.20 - 0.45        7.10 - 7.32
                                          2003        447   0.761 - 0.766       342            -     0.20 - 0.45     (0.26) - 31.84
                                          2002         85           0.581        49            -            0.20                  -
  Putnam VT International Equity Fund -
    Class IB Shares                       2005     19,833   1.177 - 1.191    23,626         1.33     0.20 - 0.45      11.67 - 11.96
                                          2004     13,701   1.054 - 1.064    14,576         1.43     0.20 - 0.45      15.70 - 16.03
                                          2003     15,130   0.911 - 0.917    13,878         0.57     0.20 - 0.45       1.66 - 28.25
                                          2002      5,842   0.712 - 0.715     4,179         0.25     0.20 - 0.45  (17.82) - (12.32)
                                          2001         15           0.870        13            -            0.20               2.72
  Putnam VT Small Cap Value Fund - Class
    IB Shares                             2005     19,820   1.704 - 1.820    35,784         0.17     0.10 - 0.45      (0.23) - 6.87
                                          2004     17,673   1.595 - 1.703    29,863         0.33     0.15 - 0.45      15.25 - 25.96
                                          2003     10,280   1.343 - 1.352    13,895         0.27     0.20 - 0.45      48.89 - 49.28
                                          2002      5,224   0.902 - 0.906     4,722         0.13     0.20 - 0.45  (25.21) - (18.38)
                                          2001          3           1.110         3            -            0.20               7.14
ROYCE CAPITAL FUND
  Royce Small Cap Portfolio               2005        266           1.129       301            -            0.20               0.27
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                  2005      5,928   1.289 - 1.542     7,682         0.96     0.20 - 0.45        3.54 - 3.78
                                          2004      5,893   1.242 - 1.486     7,405         0.61     0.20 - 0.45        7.84 - 8.09
                                          2003      4,890   1.149 - 1.375     5,797         0.34     0.20 - 0.45      38.34 - 38.77
                                          2002      2,760   0.828 - 0.992     2,455         0.44     0.20 - 0.45  (25.36) - (22.62)
                                          2001      1,574   1.107 - 1.321     1,959         0.78     0.20 - 0.45      (2.29) - 1.46

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC. (CONTINUED)
  Investors Fund - Class I                2005     25,475   1.116 - 1.400    30,881         1.30     0.15 - 0.45        6.06 - 6.39
                                          2004     24,028   1.049 - 1.318    27,970         1.61     0.15 - 0.45       9.86 - 10.19
                                          2003     20,015   0.952 - 1.197    21,352         1.85     0.15 - 0.45      31.74 - 32.22
                                          2002     11,977   0.720 - 0.907     9,862         1.34     0.15 - 0.45  (23.38) - (21.14)
                                          2001      7,788   1.067 - 1.181     9,106         0.87     0.20 - 0.45    (8.18) - (4.55)

  Strategic Bond Fund - Class I           2005      2,547   1.496 - 1.554     3,932         4.33     0.20 - 0.45        2.06 - 2.26
                                          2004      3,279   1.349 - 1.521     4,896         4.99     0.15 - 0.45        6.14 - 6.47
                                          2003      2,916   1.267 - 1.429     4,098         5.77     0.15 - 0.45       3.48 - 12.98
                                          2002      2,216   1.217 - 1.257     2,767         4.74     0.20 - 0.45        8.36 - 8.66
                                          2001      1,962   1.120 - 1.160     2,265         5.48     0.20 - 0.45        6.42 - 6.67

  Total Return Fund - Class I             2005        382   1.274 - 1.290       489         2.14     0.20 - 0.45        2.91 - 3.07
                                          2004        343   1.236 - 1.252       425         1.83     0.20 - 0.45        8.21 - 8.61
                                          2003        282   1.138 - 1.154       321         1.40     0.20 - 0.45       0.35 - 15.65
                                          2002        239   0.984 - 0.992       235         7.23     0.20 - 0.45      (7.29) - 0.10
                                          2001          1           1.070         1         2.13            0.45             (1.29)
SCUDDER INVESTMENTS VIT FUNDS
  Small Cap Index Fund - Class A Shares   2005     25,978   1.220 - 1.646    32,820         0.72     0.15 - 0.45        3.77 - 4.10
                                          2004     28,096   1.172 - 1.582    34,267         0.43     0.15 - 0.45      15.13 - 17.45
                                          2003     18,430   0.998 - 1.347    18,941         0.83     0.20 - 0.45      45.85 - 46.12
                                          2002     10,631   0.683 - 0.922     7,608         0.77     0.20 - 0.45  (20.97) - (20.67)
                                          2001      6,919   0.861 - 1.164     7,500         0.84     0.20 - 0.45        1.39 - 1.89
SMITH BARNEY INVESTMENT SERIES
  SB Government Portfolio - Class A       2005        185           1.048       194         7.60            0.20               1.35

THE TRAVELERS SERIES TRUST
  AIM Capital Appreciation Portfolio      2005     21,106   0.635 - 1.042    14,929         0.24     0.20 - 0.45        8.20 - 8.55
                                          2004     17,916   0.585 - 0.961    12,016         0.15     0.20 - 0.45        6.02 - 6.31
                                          2003     13,857   0.551 - 0.904     8,351            -     0.20 - 0.45      28.88 - 29.04
                                          2002     13,289   0.427 - 0.701     6,185            -     0.20 - 0.45  (24.27) - (24.02)
                                          2001      7,837   0.562 - 0.923     7,039            -     0.20 - 0.45  (24.84) - (23.85)

  Convertible Securities Portfolio        2005      3,607   1.270 - 1.459     4,603         2.53     0.20 - 0.45      (0.07) - 0.16
                                          2004      3,386   1.268 - 1.457     4,314         2.23     0.20 - 0.45        5.80 - 6.11
                                          2003      2,252   1.195 - 1.374     2,701         3.74     0.20 - 0.45       0.15 - 25.92
                                          2002        800   0.949 - 1.084       795         4.80     0.20 - 0.45    (7.43) - (7.14)
                                          2001      2,554   1.022 - 1.171     2,958         2.63     0.20 - 0.45    (3.86) - (1.26)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Disciplined Mid Cap Stock Portfolio     2005     20,639   1.435 - 1.847    30,452            -     0.15 - 0.45      11.96 - 12.28
                                          2004     20,734   1.278 - 1.647    27,202         0.31     0.15 - 0.45      15.93 - 16.29
                                          2003     16,691   1.099 - 1.418    18,747         0.37     0.15 - 0.45     (0.63) - 33.53
                                          2002      7,869   0.844 - 1.056     6,643         0.66     0.20 - 0.45  (14.70) - (14.49)
                                          2001      4,262   0.987 - 1.238     4,325         0.42     0.20 - 0.45    (4.48) - (1.60)

  Equity Income Portfolio                 2005     38,278   1.217 - 1.379    49,947            -     0.15 - 0.45        3.97 - 4.28
                                          2004     33,551   1.167 - 1.324    41,754         1.42     0.15 - 0.45        9.44 - 9.78
                                          2003     27,944   1.063 - 1.208    31,403         1.12     0.15 - 0.45       7.48 - 30.99
                                          2002     20,686   0.852 - 0.923    17,902         1.28     0.20 - 0.45  (14.30) - (14.14)
                                          2001     10,890   0.993 - 1.075    11,367         1.35     0.20 - 0.45    (7.04) - (5.54)

  Large Cap Portfolio                     2005     36,377   0.717 - 0.931    26,840            -     0.20 - 0.45        8.24 - 8.47
                                          2004     37,177   0.661 - 0.859    25,364         0.88     0.20 - 0.45        5.99 - 6.31
                                          2003     32,183   0.622 - 0.808    20,690         0.48     0.20 - 0.45      24.15 - 24.40
                                          2002     24,594   0.500 - 0.650    12,741         0.58     0.20 - 0.45  (23.10) - (22.96)
                                          2001     13,335   0.649 - 0.844    10,937         0.59     0.20 - 0.45  (17.73) - (16.35)

  Mercury Large Cap Core Portfolio        2005        862   0.760 - 0.966       710            -     0.20 - 0.45      11.45 - 11.93
                                          2004      1,601   0.679 - 0.864     1,101         0.62     0.20 - 0.45      15.36 - 15.67
                                          2003      1,411   0.587 - 0.748       832         0.69     0.20 - 0.45     (0.13) - 20.78
                                          2002      1,740   0.486 - 0.615       851         0.89     0.20 - 0.45  (25.45) - (25.23)
                                          2001        660   0.650 - 0.825       489         0.05     0.20 - 0.45  (22.83) - (22.62)

  MFS Mid Cap Growth Portfolio            2005     46,538   0.572 - 0.889    28,006            -     0.20 - 0.45        2.57 - 2.88
                                          2004     25,898   0.556 - 0.865    14,812            -     0.20 - 0.45      13.68 - 13.82
                                          2003     20,771   0.489 - 0.760    10,361            -     0.20 - 0.45      36.41 - 36.97
                                          2002     12,479   0.357 - 0.556     4,739            -     0.20 - 0.45  (49.08) - (38.83)
                                          2001      2,325   0.699 - 1.084     2,271            -     0.20 - 0.45  (28.38) - (24.04)

  MFS Total Return Portfolio              2005     41,078   1.237 - 1.498    59,366         2.20     0.15 - 0.45        2.49 - 2.83
                                          2004     37,115   1.203 - 1.459    52,392         3.82     0.15 - 0.45      10.99 - 11.29
                                          2003     22,375   1.081 - 1.312    28,344         2.75     0.15 - 0.45      16.06 - 16.36
                                          2002     15,201   0.929 - 1.129    16,654         6.95     0.15 - 0.45    (7.75) - (5.44)
                                          2001      8,824   1.172 - 1.194    10,490         2.97     0.20 - 0.45      (0.42) - 1.53

  Mondrian International Stock Portfolio  2005     12,601   0.958 - 0.990    12,215         0.05     0.20 - 0.45        9.04 - 9.36
                                          2004     12,953   0.876 - 0.906    11,478         1.64     0.20 - 0.45      15.17 - 15.42
                                          2003     12,282   0.759 - 0.785     9,391         2.01     0.20 - 0.45      27.96 - 28.43
                                          2002     12,833   0.591 - 0.612     7,643         2.14     0.20 - 0.45  (13.27) - (13.07)
                                          2001     10,929   0.681 - 0.704     7,653         0.17     0.20 - 0.45  (26.52) - (25.11)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Strategic Equity Portfolio              2005      7,882   0.654 - 0.875     5,852         0.63     0.15 - 0.45        1.65 - 1.86
                                          2004      7,897   0.643 - 0.859     5,602         1.32     0.15 - 0.45       9.68 - 10.11
                                          2003     12,271   0.584 - 0.781     8,149            -     0.15 - 0.45      32.03 - 32.39
                                          2002     15,270   0.442 - 0.591     7,606         0.62     0.15 - 0.45  (33.90) - (20.22)
                                          2001     12,126   0.666 - 0.892    10,714         0.20     0.20 - 0.45  (19.64) - (13.51)

  Travelers Quality Bond Portfolio        2005     24,078   1.201 - 1.215    29,244            -     0.15 - 0.45        1.18 - 1.52
                                          2004     22,472   1.183 - 1.198    26,908         4.65     0.15 - 0.45        2.86 - 3.10
                                          2003     25,149   1.148 - 1.162    29,191         5.17     0.15 - 0.45        1.59 - 6.80
                                          2002     23,998   1.084 - 1.088    26,097         7.95     0.20 - 0.45        5.34 - 5.53
                                          2001     17,437   1.029 - 1.031    17,946         3.42     0.20 - 0.45        1.58 - 3.10

  U.S. Government Securities Portfolio    2005     22,192   1.496 - 1.515    33,449            -     0.20 - 0.45        3.82 - 4.12
                                          2004     16,917   1.441 - 1.455    24,475         4.76     0.20 - 0.45        5.65 - 5.93
                                          2003     17,708   1.364 - 1.375    24,194         4.97     0.20 - 0.45        2.33 - 2.55
                                          2002     17,989   1.332 - 1.341    23,965         9.49     0.20 - 0.45       3.71 - 13.36
                                          2001      6,127   1.175 - 1.178     7,216         3.02     0.20 - 0.45        5.27 - 5.67

  Van Kampen Enterprise Portfolio         2005      4,425   0.563 - 0.774     2,531         0.10     0.20 - 0.45        7.30 - 7.65
                                          2004      4,154   0.523 - 0.720     2,202         0.59     0.20 - 0.45        3.34 - 3.60
                                          2003      3,432   0.505 - 0.695     1,747         0.21     0.20 - 0.45       0.14 - 25.31
                                          2002      3,182   0.403 - 0.551     1,376         0.86     0.20 - 0.45  (29.63) - (29.42)
                                          2001      2,376   0.571 - 0.783     1,594            -     0.20 - 0.45  (21.62) - (16.28)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Emerging Markets Equity Portfolio -
    Class I                               2005          5           1.364         7            -            0.20               6.07
TRAVELERS SERIES FUND INC.
  Smith Barney Aggressive Growth
    Portfolio                             2005      4,055   1.330 - 1.344     5,448            -     0.20 - 0.45      11.11 - 11.44
                                          2004      1,825   1.197 - 1.206     2,201            -     0.20 - 0.45        9.52 - 9.74
                                          2003      1,053   1.093 - 1.099     1,157            -     0.20 - 0.45       0.00 - 34.19
                                          2002        460   0.816 - 0.819       376            -     0.20 - 0.45  (29.04) - (21.70)
  Smith Barney International All Cap
    Growth Portfolio                      2005        427   0.641 - 0.844       349         0.59     0.20 - 0.45      11.20 - 11.49
                                          2004      2,875   0.575 - 0.757     1,773         1.04     0.20 - 0.45      17.37 - 17.59
                                          2003      1,505   0.489 - 0.644       934         0.99     0.20 - 0.45       1.42 - 27.34
                                          2002      2,400   0.384 - 0.504     1,185         0.93     0.20 - 0.45  (25.99) - (25.87)
                                          2001      2,829   0.518 - 0.681     1,924            -     0.20 - 0.45  (31.42) - (31.30)
  Smith Barney Large Capitalization
    Growth Portfolio                      2005      9,676   0.853 - 1.041     9,055         0.11     0.20 - 0.45        4.79 - 5.05
                                          2004     12,356   0.812 - 0.992    10,955         0.42     0.20 - 0.45      (0.10) - 0.12
                                          2003      6,011   0.811 - 0.991     5,001         0.03     0.20 - 0.45      46.94 - 47.25
                                          2002      2,699   0.551 - 0.673     1,540         0.37     0.20 - 0.45   (25.08) - (0.30)
                                          2001      1,296   0.734 - 0.893     1,104            -     0.20 - 0.45  (12.96) - (12.20)

  Social Awareness Stock Portfolio        2005      2,249   0.884 - 0.924     1,988         0.75     0.20 - 0.45        3.87 - 4.17
                                          2004      2,201   0.849 - 0.887     1,868         0.80     0.20 - 0.45        5.78 - 6.13
                                          2003      1,615   0.800 - 0.837     1,293         0.88     0.20 - 0.45       0.00 - 28.62
                                          2002      1,032           0.622       642         0.82            0.20            (25.06)
                                          2001        488   0.830 - 0.866       405         0.54     0.20 - 0.45   (16.00) - (5.25)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
VANGUARD (R) VARIABLE INSURANCE FUND
  Vanguard Variable Insurance Fund
    Diversified Value Portfolio           2005         18           1.452        26            -            0.45             (1.22)
  Vanguard Variable Insurance Fund
    Equity Index Portfolio                2005        171           1.247       213            -            0.45               1.63
  Vanguard Variable Insurance Fund
    Short-Term Investment-Grade
      Portfolio                           2005          3           1.042         4            -            0.45               0.48
VARIABLE INSURANCE PRODUCTS FUND
  Asset Manager SM Portfolio - Initial
    Class                                 2005      2,417   1.045 - 1.139     2,704         2.96     0.20 - 0.45        3.59 - 3.88
                                          2004      3,610   1.006 - 1.097     3,789         2.23     0.20 - 0.45        5.03 - 5.23
                                          2003      2,600   0.956 - 1.043     2,660         2.92     0.20 - 0.45       2.25 - 17.73
                                          2002      2,415   0.812 - 0.881     2,083         3.69     0.20 - 0.45    (9.08) - (8.87)
                                          2001      2,479   0.891 - 0.969     2,382         3.46     0.20 - 0.45    (4.53) - (4.30)

  Contrafund(R) Portfolio - Service
    Class 2                               2005     15,004   1.237 - 1.470    18,810         0.11     0.15 - 0.45      16.15 - 16.48
                                          2004      9,276   1.065 - 1.262     9,991         0.16     0.15 - 0.45      14.64 - 14.94
                                          2003      5,190   0.929 - 1.098     5,010         0.24     0.15 - 0.45       0.21 - 27.97
                                          2002      2,652   0.728 - 0.733     1,943         0.23     0.20 - 0.45   (10.01) - (9.73)
                                          2001        529   0.809 - 0.812       430         0.54     0.20 - 0.45  (12.82) - (12.69)

  Growth & Income Portfolio - Service
    Class 2                               2005      9,431           1.014     9,567            -            0.20             (1.17)

  Mid Cap Portfolio - Service Class 2     2005     12,010   1.867 - 1.889    22,673            -     0.20 - 0.45      17.50 - 17.84
                                          2004      6,111   1.589 - 1.603     9,798            -     0.20 - 0.45      24.14 - 24.40
                                          2003      3,166   1.280 - 1.289     4,081         0.26     0.20 - 0.45     (0.54) - 38.01
                                          2002        999   0.930 - 0.934       933         0.13     0.20 - 0.45   (10.19) - (8.10)
                                          2001         19           1.040        19            -            0.20               4.31

  VIP Overseas Portfolio - Service
    Class 2                               2005     11,009   1.313 - 1.319    14,513         0.35     0.15 - 0.45      10.93 - 20.68
                                          2004      3,341   1.111 - 1.112     3,714            -     0.20 - 0.25      16.34 - 19.06

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                             DREYFUS STOCK
                                                 CAPITAL                      INDEX FUND -                     HIGH YIELD
                                             APPRECIATION FUND              INITIAL SHARES                    BOND TRUST
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............     36,421,170      46,239,675      16,585,668       9,504,097      22,061,309      20,268,597
Units purchased and transferred from
  other funding options ............     14,838,314      15,515,399      16,020,296       8,620,641       9,854,401      10,317,899
Units redeemed and transferred to
  other funding options ............    (15,406,146)    (25,333,904)    (11,452,129)     (1,539,070)     (6,458,530)     (8,525,187)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................     35,853,338      36,421,170      21,153,835      16,585,668      25,457,180      22,061,309
                                       ============    ============    ============    ============    ============    ============

                                                                               AIM V.I.                    ALLIANCEBERNSTEIN
                                                                            INTERNATIONAL                     GROWTH AND
                                                 MONEY                      GROWTH FUND -                 INCOME PORTFOLIO -
                                           MARKET PORTFOLIO                    SERIES I                        CLASS B
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............    118,172,862     122,701,833              --              --         902,824         215,676
Units purchased and transferred from
  other funding options ............    153,345,194     115,587,957       1,101,866              --       2,225,326       1,505,121
Units redeemed and transferred to
  other funding options ............   (131,227,025)   (120,116,928)        (38,055)             --      (1,211,392)       (817,973)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................    140,291,031     118,172,862       1,063,811              --       1,916,758         902,824
                                       ============    ============    ============    ============    ============    ============

                                             ALLIANCEBERNSTEIN
                                                  LARGE-CAP                                                    GLOBAL
                                              GROWTH PORTFOLIO -              VP ULTRA                     GROWTH FUND -
                                                   CLASS B                 FUND - CLASS I                  CLASS 2 SHARES
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............     16,765,493      14,253,254       6,852,089       6,255,018       6,002,815       3,610,703
Units purchased and transferred from
  other funding options ............     11,951,640       6,208,891         735,656       1,507,557       3,666,314      11,615,457
Units redeemed and transferred to
  other funding options ............     (5,308,982)     (3,696,652)     (1,918,627)       (910,486)     (2,214,670)     (9,223,345)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................     23,408,151      16,765,493       5,669,118       6,852,089       7,454,459       6,002,815
                                       ============    ============    ============    ============    ============    ============

                                                                                                               CREDIT SUISSE
                                                                                                                  TRUST
                                                                               GROWTH-INCOME                     EMERGING
                                               GROWTH FUND -                      FUND -                         MARKETS
                                              CLASS 2 SHARES                  CLASS 2 SHARES                    PORTFOLIO
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............     29,767,865      13,617,636      21,268,269       6,149,478      15,850,319       7,545,044
Units purchased and transferred from
  other funding options ............     32,833,399      22,063,538      26,178,380      19,753,068      20,356,081      15,014,285
Units redeemed and transferred to
  other funding options ............    (19,173,109)     (5,913,309)    (18,795,107)     (4,634,277)    (15,148,517)     (6,709,010)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................     43,428,155      29,767,865      28,651,542      21,268,269      21,057,883      15,850,319
                                       ============    ============    ============    ============    ============    ============

7. SCHEDULE OF UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                 DELAWARE                      DELAWARE VIP                    DREYFUS VIF -
                                                 VIP REIT                       SMALL CAP                      APPRECIATION
                                                 SERIES -                     VALUE SERIES -                   PORTFOLIO -
                                              STANDARD CLASS                  STANDARD CLASS                  INITIAL SHARES
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............     14,676,439      10,371,094          34,904              --       6,687,251       9,741,087
Units purchased and transferred from
  other funding options ............      8,127,487       8,427,369       2,777,773          52,570       7,032,165       6,605,498
Units redeemed and transferred to
  other funding options ............     (5,417,237)     (4,122,024)       (605,737)        (17,666)     (9,758,167)     (9,659,334)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................     17,386,689      14,676,439       2,206,940          34,904       3,961,249       6,687,251
                                       ============    ============    ============    ============    ============    ============

                                                 DREYFUS VIF -                     FRANKLIN                      TEMPLETON
                                                  DEVELOPING                    SMALL-MID CAP                   DEVELOPING
                                                   LEADERS                        GROWTH                         MARKETS
                                                 PORTFOLIO -                  SECURITIES FUND -               SECURITIES FUND -
                                                INITIAL SHARES                  CLASS 2 SHARES                CLASS 2 SHARES
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............     19,452,632      20,306,595      19,246,720      14,730,574       1,316,205         257,070
Units purchased and transferred from
  other funding options ............      9,340,788       8,782,508      17,306,630      12,396,650      10,932,304       2,134,987
Units redeemed and transferred to
  other funding options ............     (7,831,173)     (9,636,471)    (12,480,858)     (7,880,504)     (2,364,998)     (1,075,852)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................     20,962,247      19,452,632      24,072,492      19,246,720       9,883,511       1,316,205
                                       ============    ============    ============    ============    ============    ============

                                                                                 TEMPLETON
                                                 TEMPLETON                        GLOBAL                         TEMPLETON
                                                 FOREIGN                          INCOME                          GROWTH
                                            SECURITIES FUND -               SECURITIES FUND -               SECURITIES FUND -
                                              CLASS 2 SHARES                  CLASS 1 SHARES                  CLASS 2 SHARES
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............     13,746,607       1,239,765         125,168              --           9,676              --
Units purchased and transferred from
  other funding options ............     15,440,134      15,595,634       1,353,770         160,425         918,344          10,026
Units redeemed and transferred to
  other funding options ............    (11,145,872)     (3,088,792)       (643,215)        (35,257)       (279,421)           (350)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................     18,040,869      13,746,607         835,723         125,168         648,599           9,676
                                       ============    ============    ============    ============    ============    ============

                                                EQUITY INDEX                                                      BALANCED
                                                PORTFOLIO -                      FUNDAMENTAL                    PORTFOLIO -
                                                  CLASS I                          VALUE                          SERVICE
                                                   SHARES                        PORTFOLIO                         SHARES
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............     91,860,237      78,888,824       3,388,297       2,907,828      11,006,159      10,728,168
Units purchased and transferred from
  other funding options ............     30,183,367      41,198,495       1,242,042       3,113,232       7,611,584       6,273,640
Units redeemed and transferred to
  other funding options ............    (41,641,070)    (28,227,082)     (1,079,646)     (2,632,763)     (3,403,757)     (5,995,649)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................     80,402,534      91,860,237       3,550,693       3,388,297      15,213,986      11,006,159
                                       ============    ============    ============    ============    ============    ============

7. SCHEDULE OF UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    GLOBAL
                                                  TECHNOLOGY                       WORLDWIDE
                                                 PORTFOLIO -                  GROWTH PORTFOLIO -               GROWTH AND
                                                SERVICE SHARES                  SERVICE SHARES              INCOME PORTFOLIO
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............      3,234,562       2,359,134       3,408,069       9,305,471       1,081,989          27,951
Units purchased and transferred from
  other funding options ............      6,709,678       3,787,411       1,852,410       3,786,258       2,128,266       1,231,358
Units redeemed and transferred to
  other funding options ............     (5,179,398)     (2,911,983)     (2,533,377)     (9,683,660)     (1,074,748)       (177,320)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................      4,764,842       3,234,562       2,727,102       3,408,069       2,135,507       1,081,989
                                       ============    ============    ============    ============    ============    ============

                                                 MID-CAP                        PIMCO LOW                REAL RETURN PORTFOLIO -
                                            VALUE PORTFOLIO                DURATION PORTFOLIO             ADMINISTRATIVE CLASS
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............      4,301,219          24,550       2,317,192              --      18,765,234         232,450
Units purchased and transferred from
  other funding options ............      6,327,064       4,678,167       8,100,441       2,444,106      18,374,449      22,422,067
Units redeemed and transferred to
  other funding options ............     (1,501,675)       (401,498)     (3,498,436)       (126,914)     (8,824,070)     (3,889,283)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................      9,126,608       4,301,219       6,919,197       2,317,192      28,315,613      18,765,234
                                       ============    ============    ============    ============    ============    ============

                                                                                                                PUTNAM VT
                                                                              PIONEER MID CAP                  DISCOVERY
                                         TOTAL RETURN PORTFOLIO -         VALUE VCT PORTFOLIO -               GROWTH FUND -
                                           ADMINISTRATIVE CLASS              CLASS II SHARES                 CLASS IB SHARES
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............    100,031,777      62,071,743       4,014,076         944,166         501,685         447,038
Units purchased and transferred from
  other funding options ............     57,097,234      56,603,901       6,628,727       4,479,124         646,092         559,039
Units redeemed and transferred to
  other funding options ............    (57,745,285)    (18,643,867)     (2,530,439)     (1,409,214)       (722,758)       (504,392)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................     99,383,726     100,031,777       8,112,364       4,014,076         425,019         501,685
                                       ============    ============    ============    ============    ============    ============

                                                                                   PUTNAM VT
                                                   PUTNAM VT                      SMALL CAP
                                                INTERNATIONAL                    VALUE FUND -
                                                EQUITY FUND -                      CLASS IB                      ROYCE MICRO
                                               CLASS IB SHARES                      SHARES                      CAP PORTFOLIO
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............     13,701,013      15,129,990      17,673,199      10,279,865              --              --
Units purchased and transferred from
  other funding options ............     12,176,667       6,944,242      10,364,675      13,075,903         241,407              --
Units redeemed and transferred to
  other funding options ............     (6,044,892)     (8,373,219)     (8,218,304)     (5,682,569)       (241,407)             --
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................     19,832,788      13,701,013      19,819,570      17,673,199              --              --
                                       ============    ============    ============    ============    ============    ============

7. SCHEDULE OF UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                               ROYCE SMALL                   ALL CAP FUND -                 INVESTORS FUND -
                                             CAP PORTFOLIO                      CLASS I                         CLASS I
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............             --              --       5,893,286       4,890,107      24,027,550      20,015,258
Units purchased and transferred from
  other funding options ............        274,008              --       2,596,431       4,058,167      10,226,779      10,888,383
Units redeemed and transferred to
  other funding options ............         (7,587)             --      (2,562,128)     (3,054,988)     (8,779,690)     (6,876,091)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................        266,421              --       5,927,589       5,893,286      25,474,639      24,027,550
                                       ============    ============    ============    ============    ============    ============

                                                                                                                    EAFE(R)
                                                  STRATEGIC                     TOTAL RETURN                EQUITY INDEX FUND -
                                            BOND FUND - CLASS I                FUND - CLASS I                  CLASS A SHARES
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............      3,278,930       2,915,527         342,505         281,922      15,861,171      12,609,503
Units purchased and transferred from
  other funding options ............      2,079,564       1,645,042         360,071         937,490       5,531,265      12,648,941
Units redeemed and transferred to
  other funding options ............     (2,811,001)     (1,281,639)       (320,817)       (876,907)    (21,392,436)     (9,397,273)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................      2,547,493       3,278,930         381,759         342,505              --      15,861,171
                                       ============    ============    ============    ============    ============    ============

                                                 SMALL CAP                                                      AIM CAPITAL
                                               INDEX FUND -                    SB GOVERNMENT                   APPRECIATION
                                              CLASS A SHARES               PORTFOLIO - CLASS A                  PORTFOLIO
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............     28,095,634      18,430,222              --              --      17,915,830      13,857,459
Units purchased and transferred from
  other funding options ............     13,581,669      18,069,053         406,173           1,734       7,179,166      22,632,692
Units redeemed and transferred to
  other funding options ............    (15,699,275)     (8,403,641)       (220,807)         (1,734)     (3,989,268)    (18,574,321)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................     25,978,028      28,095,634         185,366              --      21,105,728      17,915,830
                                       ============    ============    ============    ============    ============    ============

                                               CONVERTIBLE                     DISCIPLINED
                                               SECURITIES                       MID CAP                          EQUITY
                                               PORTFOLIO                    STOCK PORTFOLIO                 INCOME PORTFOLIO
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............      3,386,336       2,251,827      20,734,197      16,690,640      33,550,899      27,943,990
Units purchased and transferred from
  other funding options ............      1,534,013       2,662,785       8,566,123      11,112,365      15,617,462      14,880,155
Units redeemed and transferred to
  other funding options ............     (1,313,445)     (1,528,276)     (8,661,386)     (7,068,808)    (10,889,953)     (9,273,246)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................      3,606,904       3,386,336      20,638,934      20,734,197      38,278,408      33,550,899
                                       ============    ============    ============    ============    ============    ============

7. SCHEDULE OF UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                MERCURY
                                               LARGE CAP                      LARGE CAP                      MFS EMERGING
                                              PORTFOLIO                     CORE PORTFOLIO                 GROWTH PORTFOLIO
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............     37,177,094      32,182,517       1,601,230       1,410,789      30,349,292      32,420,054
Units purchased and transferred from
  other funding options ............      9,116,518      11,898,832         440,035       1,606,399       1,329,615      11,868,767
Units redeemed and transferred to
  other funding options ............     (9,916,261)     (6,904,255)     (1,179,288)     (1,415,958)    (31,678,907)    (13,939,529)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................     36,377,351      37,177,094         861,977       1,601,230              --      30,349,292
                                       ============    ============    ============    ============    ============    ============

                                                                                                                  MONDRIAN
                                                 MFS MID CAP                      MFS TOTAL                    INTERNATIONAL
                                              GROWTH PORTFOLIO                RETURN PORTFOLIO                STOCK PORTFOLIO
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............     25,898,488      20,770,542      37,114,979      22,375,396      12,953,423      12,282,265
Units purchased and transferred from
  other funding options ............     39,942,742      17,166,540      13,779,122      20,182,566       5,279,065       8,916,785
Units redeemed and transferred to
  other funding options ............    (19,302,795)    (12,038,594)     (9,816,394)     (5,442,983)     (5,631,045)     (8,245,627)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................     46,538,435      25,898,488      41,077,707      37,114,979      12,601,443      12,953,423
                                       ============    ============    ============    ============    ============    ============

                                                   STRATEGIC                   TRAVELERS QUALITY                U.S. GOVERNMENT
                                               EQUITY PORTFOLIO                 BOND PORTFOLIO               SECURITIES PORTFOLIO
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............      7,896,929      12,271,207      22,472,065      25,149,495      16,917,494      17,708,154
Units purchased and transferred from
  other funding options ............      2,020,793       3,397,674       9,808,384       8,794,918      15,354,307       7,717,273
Units redeemed and transferred to
  other funding options ............     (2,036,108)     (7,771,952)     (8,202,242)    (11,472,348)    (10,080,207)     (8,507,933)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................      7,881,614       7,896,929      24,078,207      22,472,065      22,191,594      16,917,494
                                       ============    ============    ============    ============    ============    ============

                                                                             EMERGING MARKETS                  SMITH BARNEY
                                                VAN KAMPEN                  EQUITY PORTFOLIO -                  AGGRESSIVE
                                           ENTERPRISE PORTFOLIO                  CLASS I                     GROWTH PORTFOLIO
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............      4,154,483       3,432,379              --              --       1,824,729       1,052,621
Units purchased and transferred from
  other funding options ............      2,179,823       1,811,897           5,005              --       3,869,347       1,462,277
Units redeemed and transferred to
  other funding options ............     (1,908,867)     (1,089,793)            (16)             --      (1,639,257)       (690,169)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................      4,425,439       4,154,483           4,989              --       4,054,819       1,824,729
                                       ============    ============    ============    ============    ============    ============

7. SCHEDULE OF UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                SMITH BARNEY                    SMITH BARNEY
                                               INTERNATIONAL                       LARGE                           SOCIAL
                                                  ALL CAP                      CAPITALIZATION                    AWARENESS
                                              GROWTH PORTFOLIO                GROWTH PORTFOLIO                STOCK PORTFOLIO
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............      2,874,776       1,505,358      12,355,534       6,010,706       2,200,914       1,615,317
Units purchased and transferred from
  other funding options ............        497,602       5,756,226       6,669,025      13,344,577       1,246,326       1,318,204
Units redeemed and transferred to
  other funding options ............     (2,945,109)     (4,386,808)     (9,348,861)     (6,999,749)     (1,198,233)       (732,607)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................        427,269       2,874,776       9,675,698      12,355,534       2,249,007       2,200,914
                                       ============    ============    ============    ============    ============    ============

                                                                                                                 VANGUARD
                                                 VANGUARD                        VANGUARD                        VARIABLE
                                                 VARIABLE                        VARIABLE                       INSURANCE
                                              INSURANCE FUND                    INSURANCE                    FUND SHORT-TERM
                                               DIVERSIFIED                     FUND EQUITY                   INVESTMENT-GRADE
                                             VALUE PORTFOLIO                 INDEX PORTFOLIO                    PORTFOLIO
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............             --              --              --              --              --              --
Units purchased and transferred from
  other funding options ............         17,871              --         173,570              --           3,464              --
Units redeemed and transferred to
  other funding options ............            (60)             --          (2,666)             --             (13)             --
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................         17,811              --         170,904              --           3,451              --
                                       ============    ============    ============    ============    ============    ============

                                                                                CONTRAFUND(R)                 GROWTH & INCOME
                                               ASSET MANAGER                   PORTFOLIO -                   PORTFOLIO -
                                       SM PORTFOLIO - INITIAL CLASS          SERVICE CLASS 2                 SERVICE CLASS 2
                                       ----------------------------    ----------------------------    ----------------------------
                                           2005            2004            2005           2004             2005           2004
                                           ----            ----            ----           ----             ----           ----
Units beginning of year ............      3,609,774       2,599,645       9,276,405       5,189,906              --              --
Units purchased and transferred from
  other funding options ............      1,535,180       5,130,405      11,090,866       8,895,175       9,470,422              --
Units redeemed and transferred to
  other funding options ............     (2,727,751)     (4,120,276)     (5,363,770)     (4,808,676)        (39,422)             --
                                       ------------    ------------    ------------    ------------    ------------    ------------
Units end of year ..................      2,417,203       3,609,774      15,003,501       9,276,405       9,431,000              --
                                       ============    ============    ============    ============    ============    ============

                                                                             VIP OVERSEAS
                                          MID CAP PORTFOLIO -                PORTFOLIO -
                                           SERVICE CLASS 2                 SERVICE CLASS 2
                                       --------------------------    --------------------------
                                           2005           2004           2005          2004
                                           ----           ----           ----          ----
Units beginning of year ............     6,111,412      3,166,491      3,340,584             --
Units purchased and transferred from
  other funding options ............    10,462,641      4,503,314      9,891,974      3,686,298
Units redeemed and transferred to
  other funding options ............    (4,564,105)    (1,558,393)    (2,223,410)      (345,714)
                                       -----------    -----------    -----------    -----------
Units end of year ..................    12,009,948      6,111,412     11,009,148      3,340,584
                                       ===========    ===========    ===========    ===========

                              INDEPENDENT AUDITORS
                              --------------------

                              DELOITTE & TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                              Hartford, Connecticut

ULIII (Annual) (12-05) Printed in U.S.A.

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-9
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-72
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-73
  Schedule IV -- Consolidated Reinsurance...................  F-75

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004 and for variable interest entities in 2003.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
--------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     Under date of March 28, 2005, we reported on the consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP

KPMG LLP
Hartford, Connecticut
March 28, 2005

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR     PREDECESSOR
                                                              ------------   ------------
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2005           2004
                                                              ------------   ------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $48,848 and $40,466, respectively).....    $48,162        $ 42,621
  Trading securities, at fair value (cost: $457 and $1,220,
    respectively)...........................................        452           1,346
  Equity securities available-for-sale, at fair value (cost:
    $424 and $332, respectively)............................        421             374
  Mortgage and consumer loans...............................      2,094           2,124
  Policy loans..............................................        881           1,084
  Real estate and real estate joint ventures
    held-for-investment.....................................         96             112
  Other limited partnership interests.......................      1,248           1,259
  Short-term investments....................................      1,486           3,502
  Other invested assets.....................................      1,029           4,095
                                                                -------        --------
    Total investments.......................................     55,869          56,517
Cash and cash equivalents...................................        521             215
Accrued investment income...................................        549             548
Premiums and other receivables..............................      5,299           4,479
Deferred policy acquisition costs and value of business
  acquired..................................................      3,701           2,862
Assets of subsidiaries transferred..........................         --          10,019
Goodwill....................................................        856             196
Current income tax recoverable..............................          1              --
Deferred income tax asset...................................      1,283              --
Other assets................................................        154             265
Separate account assets.....................................     31,238          30,742
                                                                -------        --------
    Total assets............................................    $99,471        $105,843
                                                                =======        ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $18,077        $ 12,682
  Policyholder account balances.............................     32,986          33,755
  Other policyholder funds..................................        287             596
  Liabilities of subsidiaries transferred...................         --           5,745
  Current income tax payable................................         --             305
  Deferred income tax liability.............................         --           1,371
  Payables for collateral under securities loaned and other
    transactions............................................      8,750           2,215
  Other liabilities.........................................      1,477           4,127
  Separate account liabilities..............................     31,238          30,742
                                                                -------        --------
    Total liabilities.......................................     92,815          91,538
                                                                -------        --------
Stockholder's Equity:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized, issued and outstanding........................        100             100
Additional paid-in capital..................................      6,684           5,449
Retained earnings...........................................        241           7,159
Accumulated other comprehensive (loss) income...............       (369)          1,597
                                                                -------        --------
    Total stockholder's equity..............................      6,656          14,305
                                                                -------        --------
    Total liabilities and stockholder's equity..............    $99,471        $105,843
                                                                =======        ========

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
REVENUES
Premiums.....................................       $  222             $  325        $  911   $1,082
Universal life and investment-type product
  policy fees................................          442                406           690      531
Net investment income........................        1,216              1,608         3,012    2,743
Other revenues...............................           57                113           207      143
Net investment gains (losses)................         (188)                26             9       32
                                                    ------             ------        ------   ------
       Total revenues........................        1,749              2,478         4,829    4,531
                                                    ------             ------        ------   ------
EXPENSES
Policyholder benefits and claims.............          523                599         1,411    1,568
Interest credited to policyholder account
  balances...................................          504                698         1,305    1,248
Other expenses...............................          383                440           762      557
                                                    ------             ------        ------   ------
       Total expenses........................        1,410              1,737         3,478    3,373
                                                    ------             ------        ------   ------
Income from continuing operations before
  provision for income taxes.................          339                741         1,351    1,158
Provision for income taxes...................           98                205           361      240
                                                    ------             ------        ------   ------
Income from continuing operations............          241                536           990      918
Income from discontinued operations, net of
  income taxes...............................           --                240           491      440
                                                    ------             ------        ------   ------
Net income...................................       $  241             $  776        $1,481   $1,358
                                                    ======             ======        ======   ======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                ACCUMULATED OTHER
                                                                                           COMPREHENSIVE INCOME (LOSS)
                                                                                           ----------------------------
                                                                                                              FOREIGN
                                                                   ADDITIONAL              NET UNREALIZED    CURRENCY
                                                          COMMON    PAID-IN     RETAINED     INVESTMENT     TRANSLATION
                                                          STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)   ADJUSTMENT     TOTAL
                                                          ------   ----------   --------   --------------   -----------   -------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR).................  $100     $ 5,443     $ 5,638       $   454         $   --      $11,635
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (545)                                     (545)
Comprehensive income (loss):
 Net income..............................................                         1,358                                     1,358
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          85                          85
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         817                         817
   Foreign currency translation adjustments..............                                                          4            4
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     906
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   2,264
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)...............   100       5,446       6,451         1,356              4       13,357
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (773)                                     (773)
Comprehensive income (loss):
 Net income..............................................                         1,481                                     1,481
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          98                          98
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         138                         138
   Foreign currency translation adjustments..............                                                          1            1
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     237
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   1,718
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)...............   100       5,449       7,159         1,592              5       14,305
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (675)                                     (675)
Comprehensive income (loss):
 Net income..............................................                           776                                       776
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          57                          57
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         (32)                        (32)
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                      25
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                     801
Restructuring transactions, net (See Notes 10, 11, and
 15).....................................................            (3,095)     (2,966)         (166)                     (6,227)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)...................   100       2,357       4,294         1,451              5        8,207
Effect of push down accounting of MetLife, Inc.'s
 purchase price on The Travelers Insurance Company's net
 assets acquired (See Note 1)............................             4,547      (4,294)       (1,451)            (5)      (1,203)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JULY 1, 2005 (SUCCESSOR)......................   100       6,904          --            --             --        7,004
Revisions of purchase price pushed down to The Travelers
 Insurance Company's net assets acquired (See Note 1)....              (220)                                                 (220)
Comprehensive income (loss):
 Net income..............................................                           241                                       241
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                        (371)                       (371)
   Foreign currency translation adjustments..............                                                          2            2
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                    (369)
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                    (128)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR).................  $100     $ 6,684     $   241       $  (371)        $    2      $ 6,656
                                                           ====     =======     =======       =======         ======      =======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                    PREDECESSOR
                                                         ----------------   --------------------------------------
                                                         SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                         ----------------   ----------------   -------------------
                                                               2005               2005           2004       2003
                                                         ----------------   ----------------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...........................................      $    241           $    776       $  1,481   $  1,358
  Adjustments to reconcile net income to net cash
    provided by operating activities:
    Depreciation and amortization expenses.............             3                  5              4          4
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................            96                (31)           (57)       (62)
    (Gains) losses from sales of investments, net......           188                (41)           (16)       (37)
    Change in undistributed income of real estate joint
      ventures and other limited partnership
      interests........................................           (19)               (22)           107          1
    Interest credited to other policyholder account
      balances.........................................           504                698          1,305      1,248
    Universal life and investment-type product policy
      fees.............................................          (442)              (448)          (781)      (606)
    Change in accrued investment income................           (55)                54            (39)       (42)
    Change in trading securities.......................           103                209            226       (232)
    Change in premiums and other receivables...........           134                 17             (8)         8
    Change in DAC and VOBA, net........................           (76)              (241)          (540)      (442)
    Change in insurance-related liabilities............           679                140            604        832
    Change in current income taxes payable.............            54                167            340         15
    Change in other assets.............................           494                (87)            73        (66)
    Change in other liabilities........................          (971)               (46)          (613)      (401)
    Other, net.........................................             2                 58             56         14
                                                             --------           --------       --------   --------
NET CASH PROVIDED BY OPERATING ACTIVITIES..............      $    935           $  1,208       $  2,142   $  1,592
                                                             --------           --------       --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................      $ 22,065           $  7,437       $ 14,745   $ 22,016
    Equity securities..................................           221                108            182        150
    Mortgage and consumer loans........................           724                288            707        358
    Real estate and real estate joint ventures.........            65                146            198        195
    Other limited partnership interests................           173                125            332        239
  Purchases of:
    Fixed maturities...................................       (30,165)            (6,902)       (18,872)   (26,563)
    Equity securities..................................            --               (120)          (157)      (144)
    Mortgage and consumer loans........................          (480)              (452)          (944)      (317)
    Real estate and real estate joint ventures.........           (13)               (11)           (28)       (30)
    Other limited partnership interests................          (330)              (136)          (370)      (437)
  Policy loans.........................................             3                204             14         34
  Net change in short-term investments.................           752              1,102           (116)       814
  Net change in other invested assets..................           252               (206)          (152)         7
  Other, net...........................................             3                 --            130         94
                                                             --------           --------       --------   --------
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES....      $ (6,730)          $  1,583       $ (4,331)  $ (3,584)
                                                             --------           --------       --------   --------

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED)
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                        SUCCESSOR                    PREDECESSOR
                                                     ----------------   --------------------------------------
                                                     SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                       DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                     ----------------   ----------------   -------------------
                                                           2005               2005           2004       2003
                                                     ----------------   ----------------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits.......................................      $  7,441           $  3,252       $  9,619   $  8,326
    Withdrawals....................................        (8,971)            (4,177)        (6,649)    (5,396)
  Net change in payables for collateral under
    securities loaned and other transactions.......         7,478               (943)            89       (430)
  Dividends on common stock........................            --               (675)          (773)      (545)
  Restructuring transactions.......................            --               (259)            --         --
  Other, net.......................................           (75)                --             --         --
                                                         --------           --------       --------   --------
NET CASH PROVIDED BY (USED IN) FINANCING
  ACTIVITIES.......................................         5,873             (2,802)         2,286      1,955
                                                         --------           --------       --------   --------
Change in cash and cash equivalents................            78                (11)            97        (37)
Cash and cash equivalents, beginning of period.....           443                246            149        186
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, END OF PERIOD...........      $    521           $    235       $    246   $    149
                                                         ========           ========       ========   ========
Cash and cash equivalents, subsidiaries
  transferred, beginning of period.................      $     --           $     31       $     10   $     18
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, SUBSIDIARIES
  TRANSFERRED, END OF PERIOD.......................      $     --           $     --       $     31   $     10
                                                         ========           ========       ========   ========
Cash and cash equivalents, from continuing
  operations, beginning of period..................      $    443           $    215       $    139   $    168
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, FROM CONTINUING
  OPERATIONS, END OF PERIOD........................      $    521           $    235       $    215   $    139
                                                         ========           ========       ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the period for income
    taxes..........................................      $     90           $    406       $     93   $    309
                                                         ========           ========       ========   ========
  Net cash paid during the period for income taxes,
    subsidiaries transferred.......................      $     --           $     99       $    169   $    147
                                                         ========           ========       ========   ========
  Non-cash transactions during the period:
    Business Dispositions:
      Assets of subsidiaries distributed to parent
         in restructuring transactions.............      $     --           $ 10,472       $     --   $     --
      Liabilities of subsidiaries distributed to
         parent in restructuring transactions......            --              6,014             --         --
                                                         --------           --------       --------   --------
      Net assets of subsidiaries distributed to
         parent in restructuring transactions......            --              4,458       $     --   $     --
      Less: cash disposed..........................            --                 25       $     --   $     --
                                                         --------           --------       --------   --------
      Business dispositions, net of cash
         disposed..................................      $     --           $  4,433       $     --   $     --
                                                         ========           ========       ========   ========
      Inclusion (reversal) of Travelers Property
         Casualty minority interest in joint
         ventures..................................      $     --           $     --       $    (58)  $     63
                                                         ========           ========       ========   ========
      Acquisition of real estate through
         foreclosures of mortgage loans............      $     --           $     --       $     --   $     53
                                                         ========           ========       ========   ========

---------------
See Note 1 for purchase accounting adjustments.
See Note 10, 11, and 15 for non-cash restructuring transactions.

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Insurance Company ("TIC," together with its subsidiaries, including The Travelers Life and Annuity Company ("TLAC"), the "Company") and other affiliated entities, including substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets , the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $360 million, net of the related deferred tax assets of $126 million, for a net change of $234 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $28 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $262 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase price attributed to the Company was decreased by $220 million resulting in an increase in goodwill of $42 million.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                        SUCCESSOR
                                                         ---------------------------------------
                                                                   AS OF JULY 1, 2005
                                                         ---------------------------------------
                                                                      (IN MILLIONS)
TOTAL PURCHASE PRICE...................................                            $11,966
  Purchase price attributed to other affiliates........                              5,182
                                                                                   -------
  Purchase price attributed to the Company.............                              6,784
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS..........................................       $ 8,207
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR
  VALUE:...............................................
  Fixed maturities available-for-sale, at fair value...           (26)
  Mortgage loans on real estate........................            72
  Real estate and real estate joint ventures
     held-for-investment...............................            39
  Other limited partnership interests..................            48
  Other invested assets................................           (36)
  Premiums and other receivables.......................         1,001
  Elimination of historical deferred policy acquisition
     costs.............................................        (3,052)
  Value of business acquired...........................         3,490
  Value of distribution agreements and customer
     relationships acquired............................            73
  Net deferred income tax asset........................         1,747
  Elimination of historical goodwill...................          (196)
  Other assets.........................................           (11)
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR
  VALUE:...............................................
  Future policy benefits...............................        (3,752)
  Policyholder account balances........................        (1,869)
  Other liabilities....................................           193
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED..............................................                              5,928
                                                                                   -------
GOODWILL RESULTING FROM THE ACQUISITION................                            $   856
                                                                                   =======

     Goodwill resulting from the Acquisition has been allocated to the Company's segments, as well as Corporate & Other, that are expected to benefit from the Acquisition as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
Institutional...............................................          $305
Individual..................................................           159
Corporate & Other...........................................           392
                                                                      ----
  TOTAL.....................................................          $856
                                                                      ====

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                  SUCCESSOR
                                                              ------------------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................       $41,210
Trading securities..........................................           555
Equity securities available-for-sale........................           617
Mortgage loans on real estate...............................         2,363
Policy loans................................................           884
Real estate and real estate joint ventures
  held-for-investment.......................................           126
Other limited partnership interests.........................         1,120
Short-term investments......................................         2,225
Other invested assets.......................................         1,205
                                                                   -------
  Total investments.........................................        50,305
Cash and cash equivalents...................................           443
Accrued investment income...................................           494
Premiums and other receivables..............................         4,688
Value of business acquired..................................         3,490
Goodwill....................................................           856
Other intangible assets.....................................            73
Deferred tax asset..........................................         1,174
Other assets................................................           730
Separate account assets.....................................        30,427
                                                                   -------
  Total assets acquired.....................................        92,680
                                                                   -------
LIABILITIES:
Future policy benefits......................................        17,551
Policyholder account balances...............................        34,251
Other policyholder funds....................................           114
Current income taxes payable................................            36
Other liabilities...........................................         3,517
Separate account liabilities................................        30,427
                                                                   -------
  Total liabilities assumed.................................        85,896
                                                                   -------
  Net assets acquired.......................................       $ 6,784
                                                                   =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements and customer relationships acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired, distribution agreements and customer relationships acquired are as follows:

                                                             SUCCESSOR
                                                           -------------    WEIGHTED AVERAGE
                                                           JULY 1, 2005    AMORTIZATION PERIOD
                                                           -------------   -------------------
                                                           (IN MILLIONS)
Value of business acquired...............................     $3,490            16 years
Value of distribution agreements and customer
  relationships acquired.................................         73            16 years
                                                              ------
  Total value of intangible assets acquired, excluding
     goodwill............................................     $3,563            16 years
                                                              ======

     The estimated future amortization of the value of business acquired, distribution agreements and customer relationships acquired from 2006 to 2010 is as follows:

                                                              (IN MILLIONS)
2006........................................................      $322
2007........................................................      $316
2008........................................................      $300
2009........................................................      $282
2010........................................................      $262

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TIC is a Connecticut corporation incorporated in 1863. As described more fully in Note 1, on July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products. Prior to the Acquisition, TIC was a wholly-owned subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from TIC to CIHC on June 30, 2005 in

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contemplation of the Acquisition. Primerica is reported in discontinued operations for all periods presented. See Note 15.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) the Company; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Minority interest related to consolidated entities included in other liabilities was $180 million and $216 million at December 31, 2005 and 2004, respectively.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) real estate and real estate joint ventures previously reported in other invested assets are now reported in real estate and real estate joint ventures held-for-investment;
(iii) corporate joint ventures that were previously reported in other invested assets are now reported in other limited partnership interests; (iv) positive derivative revaluation previously reported in other assets are now reported in other invested assets; (v) reinsurance recoverables are now reported in premiums and other receivables; (vi) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (vii) policy and contract claim liabilities previously reported in contractholder funds are now reported in other policyholder funds; (viii) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (ix) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (x) trading securities sold and not yet purchased are now reported in other liabilities; and (xi) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawn benefits were reclassified from cash flows from financing activities to cash flows from operating activities. Additionally, the statement of cash flows for the six months ended June 30, 2005 has been restated to include the cash flows of discontinued operations, which were previously excluded from that statement.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, trading securities, mortgage and consumer loans, other limited partnerships and real estate joint ventures, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "--Summary of Critical Accounting Estimates--Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage and consumer loans are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

discontinued operations. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage and consumer loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments. In 2004, other invested assets also included the Company's investment in the preferred stock of Citigroup. See Note 10.

     Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Trading Securities

     Trading securities are recorded at fair value with subsequent changes in fair value recognized in net investment income.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $208 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                  SUCCESSOR
                                                              -----------------
                                                              DECEMBER 31, 2005
                                                              -----------------
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................        $196
Elimination of historical goodwill..........................        (196)
Effect of push down accounting of MetLife's purchase price
  on TIC's net assets acquired (See Note 1).................         856
                                                                    ----
BALANCE, BEGINNING AND END OF PERIOD........................        $856
                                                                    ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2005. Interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Liabilities for unpaid claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.3% to 13% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

     Product Liability Classification Changes Resulting from the Acquisition

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

  Guarantees

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term. Prior to the Acquisition, deferred revenues on life and annuity policies with life contingencies were reported in other liabilities, whereas subsequent to the Acquisition, these amounts are included in other policyholder funds on the accompanying consolidated balance sheet.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include fees and broker-dealer commissions. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, separate account assets with a fair value of $500 million were reclassified to general account investments with a corresponding transfer of separate account liabilities to future policy benefits and policyholder account balances. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet at January 1, 2004 of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of approximately $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN
46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a VIE if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                              SUCCESSOR
                                             --------------------------------------------
                                                          DECEMBER 31, 2005
                                             --------------------------------------------
                                                            GROSS
                                              COST OR    UNREALIZED
                                             AMORTIZED   -----------   ESTIMATED    % OF
                                               COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                             ---------   ----   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities..................   $16,788    $ 45   $393    $16,440      34.1%
Residential mortgage-backed securities.....    11,304      14    121     11,197      23.2
U.S. Treasury/agency securities............     6,153      20     61      6,112      12.7
Foreign corporate securities...............     5,323      30    139      5,214      10.8
Commercial mortgage-backed securities......     4,545      10     75      4,480       9.3
Asset-backed securities....................     3,594       9     14      3,589       7.5
State and political subdivision
  securities...............................       632      --     25        607       1.3
Foreign government securities..............       472      17      2        487       1.0
                                              -------    ----   ----    -------     -----
  Total bonds..............................    48,811     145    830     48,126      99.9
Redeemable preferred stocks................        37       1      2         36       0.1
                                              -------    ----   ----    -------     -----
  Total fixed maturities...................   $48,848    $146   $832    $48,162     100.0%
                                              =======    ====   ====    =======     =====
Non-redeemable preferred stocks............   $   327    $  1   $  5    $   323      76.7%
Common stocks..............................        97       4      3         98      23.3
                                              -------    ----   ----    -------     -----
  Total equity securities..................   $   424    $  5   $  8    $   421     100.0%
                                              =======    ====   ====    =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             PREDECESSOR
                                            ----------------------------------------------
                                                          DECEMBER 31, 2004
                                            ----------------------------------------------
                                                            GROSS
                                             COST OR     UNREALIZED
                                            AMORTIZED   -------------   ESTIMATED    % OF
                                              COST       GAIN    LOSS   FAIR VALUE   TOTAL
                                            ---------   ------   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities.................   $21,956    $1,337   $33     $23,260      54.6%
Residential mortgage-backed securities....     4,636       122     4       4,754      11.2
U.S. Treasury/agency securities...........     1,818        99    --       1,917       4.5
Foreign corporate securities..............     6,855       384    12       7,227      16.9
Commercial mortgage-backed securities.....     2,249       113     3       2,359       5.5
Asset-backed securities...................     1,861        17     3       1,875       4.4
State and political subdivision
  securities..............................       360        41     1         400       0.9
Foreign government securities.............       576        59    --         635       1.5
                                             -------    ------   ---     -------     -----
  Total bonds.............................    40,311     2,172    56      42,427      99.5
Redeemable preferred stocks...............       155        40     1         194       0.5
                                             -------    ------   ---     -------     -----
  Total fixed maturities..................   $40,466    $2,212   $57     $42,621     100.0%
                                             =======    ======   ===     =======     =====
Non-redeemable preferred stocks...........   $   124    $    3   $ 1     $   126      33.7%
Common stocks.............................       208        41     1         248      66.3
                                             -------    ------   ---     -------     -----
  Total equity securities.................   $   332    $   44   $ 2     $   374     100.0%
                                             =======    ======   ===     =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................       $2,753              $3,933
Banking..............................................       $2,193              $2,728
Electric Utilities...................................       $2,042              $2,965
Finance Companies....................................       $1,777              $3,344
Capital Goods(2).....................................       $1,223              $1,652
Real Estate Investment Trust.........................       $1,125              $1,983
Energy...............................................       $  991              $1,557
Basic Industry(3)....................................       $  936              $1,537
Insurance............................................       $  883              $1,769
Food and Beverage....................................       $  772              $  905
Natural Gas Utilities................................       $  737              $  911
Brokerage............................................       $  670              $  726
Industrial Other.....................................       $  650              $  629
Transportation(4)....................................       $  608              $  683

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

(4) Transportation includes airlines, railroad and transportation services.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3,080 million and $4,955 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($40) million and $392 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at estimated fair values of $3 million and $47 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($5) million and $18 million at December 31, 2005 and 2004, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $ 1,336     $ 1,330      $ 2,087     $ 2,127
Due after one year through five years.......     9,730       9,623       11,394      11,849
Due after five years through ten years......     8,922       8,734       11,573      12,264
Due after ten years.........................     9,380       9,173        6,511       7,199
                                               -------     -------      -------     -------
  Subtotal..................................    29,368      28,860       31,565      33,439
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    19,443      19,266        8,746       8,988
                                               -------     -------      -------     -------
  Subtotal..................................    48,811      48,126       40,311      42,427
Redeemable preferred stocks.................        37          36          155         194
                                               -------     -------      -------     -------
     Total fixed maturities.................   $48,848     $48,162      $40,466     $42,621
                                               =======     =======      =======     =======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $7,224 million and $2,395 million, respectively. Approximately 55% and 54% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $3,973 million and $2,359 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                        SUCCESSOR                   PREDECESSOR
                                     ----------------   -----------------------------------
                                     SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                       DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                     ----------------   ----------------   ----------------
                                           2005               2005          2004     2003
                                     ----------------   ----------------   ------   -------
                                                         (IN MILLIONS)
Proceeds...........................      $20,368             $2,971        $6,957   $13,101
Gross investment gains.............      $    41             $  152        $  257   $   449
Gross investment losses............      $  (318)            $  (96)       $ (219)  $  (364)

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005. Gross investment losses exclude writedowns recorded during the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $4 million, $42 million and $109 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                        SUCCESSOR
                                       ---------------------------------------------------------------------------
                                                                    DECEMBER 31, 2005
                                       ---------------------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                         LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                       -----------------------   -----------------------   -----------------------
                                                      GROSS                     GROSS                     GROSS
                                       ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                       FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                       ----------   ----------   ----------   ----------   ----------   ----------
                                                                  (DOLLARS IN MILLIONS)
U.S. corporate securities............   $13,605        $393        $  --        $  --       $13,605        $393
Residential mortgage-backed
  securities.........................     8,490         121           --           --         8,490         121
U.S. Treasury/agency securities......     4,148          61           --           --         4,148          61
Foreign corporate securities.........     4,284         139           --           --         4,284         139
Commercial mortgage-backed
  securities.........................     3,654          75           --           --         3,654          75
Asset-backed securities..............     1,741          14           --           --         1,741          14
State and political subdivision
  securities.........................       549          25           --           --           549          25
Foreign government securities........       147           2           --           --           147           2
                                        -------        ----        -----        -----       -------        ----
  Total bonds........................    36,618         830           --           --        36,618         830
Redeemable preferred stocks..........        28           2           --           --            28           2
                                        -------        ----        -----        -----       -------        ----
  Total fixed maturities.............   $36,646        $832        $  --        $  --       $36,646        $832
                                        =======        ====        =====        =====       =======        ====
Equity securities....................   $   214        $  8        $  --        $  --       $   214        $  8
                                        =======        ====        =====        =====       =======        ====
Total number of securities in an
  unrealized loss position...........     4,711                       --                      4,711
                                        =======                    =====                    =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                        ---------------------------------------------------------------------------
                                                                     DECEMBER 31, 2004
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                          LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                       GROSS                     GROSS                     GROSS
                                        ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                                   (DOLLARS IN MILLIONS)
U.S. corporate securities.............    $2,943        $26          $192         $ 7         $3,135        $33
Residential mortgage-backed
  securities..........................       551          3            53           1            604          4
U.S. Treasury/agency securities.......        60         --            --          --             60         --
Foreign corporate securities..........       944          8           178           4          1,122         12
Commercial mortgage-backed
  securities..........................       250          3             7          --            257          3
Asset-backed securities...............       294          2            45           1            339          3
State and political subdivision
  securities..........................         4         --            11           1             15          1
Foreign government securities.........        19         --            --          --             19         --
                                          ------        ---          ----         ---         ------        ---
  Total bonds.........................     5,065         42           486          14          5,551         56
Redeemable preferred stocks...........        13         --             7           1             20          1
                                          ------        ---          ----         ---         ------        ---
  Total fixed maturities..............    $5,078        $42          $493         $15         $5,571        $57
                                          ======        ===          ====         ===         ======        ===
Equity securities.....................    $   31        $ 2          $  9         $--         $   40        $ 2
                                          ======        ===          ====         ===         ======        ===
Total number of securities in an
  unrealized loss position............       681                       89                        770
                                          ======                     ====                     ======

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                              SUCCESSOR
                       ---------------------------------------------------------------------------------------
                                                          DECEMBER 31, 2005
                       ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES        NUMBER OF SECURITIES
                       ---------------------------   ---------------------------   ---------------------------
                       LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                       -------------   -----------   -------------   -----------   -------------   -----------
                                                        (DOLLARS IN MILLIONS)
Less than six
  months.............     $37,631          $69           $814            $26           4,663           48
                          -------          ---           ----            ---           -----           --
  Total..............     $37,631          $69           $814            $26           4,663           48
                          =======          ===           ====            ===           =====           ==

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                                          ------------------------------------------------------------
                                                               DECEMBER 31, 2004
                                          ------------------------------------------------------------
                                               COST OR               GROSS                NUMBER
                                            AMORTIZED COST     UNREALIZED LOSSES      OF SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                             (DOLLARS IN MILLIONS)
Less than six months....................   $4,115      $  1       $29      $  --       499         5
Six months or greater but less than nine
  months................................      890        --        13         --       155        --
Nine months or greater but less than
  twelve months.........................      147        --         3         --        27        --
Twelve months or greater................      517        --        14         --        84        --
                                           ------      ----       ---      -----       ---        --
  Total.................................   $5,669      $  1       $59      $  --       765         5
                                           ======      ====       ===      =====       ===        ==

     As of December 31, 2005, $814 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $59 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $26 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 38% of the cost or amortized cost of such securities. Of such unrealized losses, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $8,478 million and $2,106 million and an estimated fair value of $8,372 million and $1,918 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $8,622 million and $1,986 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

income and investment expenses, respectively. Security collateral of $174 million and $341 million at December 31, 2005 and December 31, 2004, respectively, was on deposit from customers in connection with the securities lending transactions. Security collateral may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $20 million and $21 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005. Company securities held in trust to satisfy collateral requirements, consisting primarily of fixed maturity securities, had an amortized cost of $15 million at December 31, 2004.

  MORTGAGE AND CONSUMER LOANS

     At December 31, 2005 and 2004, the Company's mortgage and consumer loans consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage and consumer loans.................       $2,081              $2,070
Underperforming mortgage and consumer loans.........           13                  54
                                                           ------              ------
  Total mortgage and consumer loans.................       $2,094              $2,124
                                                           ======              ======

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 37%, 12%, and 5% of the properties were located in California, New York, and New Jersey, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities..........................       $1,169             $1,173        $2,336     $2,330
Equity securities.........................            3                 22             9        (21)
Mortgage and consumer loans...............           85                 82           184        158
Real estate and real estate joint
  ventures................................            2                 19            29         20
Policy loans..............................           23                 29            70         76
Other limited partnership interests.......           33                217           262         32
Cash, cash equivalents and short-term
  investments.............................           61                 24            31         49
Preferred stock of Citigroup..............           --                 73           182        182
Other.....................................           (6)                 3             1         34
                                                 ------             ------        ------     ------
  Total...................................        1,370              1,642         3,104      2,860
Less: Investment expenses.................          154                 34            92        117
                                                 ------             ------        ------     ------
  Net investment income...................       $1,216             $1,608        $3,012     $2,743
                                                 ======             ======        ======     ======

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities(1).......................       $ (278)            $   17        $  (21)    $  (33)
Equity securities.........................            1                 35            17          9
Mortgage and consumer loans...............           (8)                 1             1        (14)
Real estate and real estate joint
  ventures................................            7                  7             1          6
Other limited partnership interests.......           (1)                 2             1         44
Sales of businesses.......................            2                 --            --         --
Derivatives...............................          (11)              (402)          122        507
Other.....................................          100                366          (112)      (487)
                                                 ------             ------        ------     ------
  Net investment gains (losses)...........       $ (188)            $   26        $    9     $   32
                                                 ======             ======        ======     ======

---------------
(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities.............................       $(686)             $2,124        $2,155   $1,966
Equity securities............................          (3)                 21            42       33
Derivatives..................................           1                  83            (6)    (159)
Other........................................         (18)                  4             1       16
Discontinued operations......................          --                  --           256      225
                                                    -----              ------        ------   ------
  Total......................................        (706)              2,232         2,448    2,081
Amounts allocated from DAC and VOBA..........         135                  --            --       --
Deferred income taxes........................         200                (781)         (856)    (725)
                                                    -----              ------        ------   ------
     Net unrealized investment gains
       (losses)..............................       $(371)             $1,451        $1,592   $1,356
                                                    =====              ======        ======   ======

     The changes in net unrealized investment gains (losses) were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD..............      $ 1,451             $1,592        $1,356   $  454
Effect of purchase accounting push down (See
  Note 1)....................................       (1,451)                --            --       --
                                                   -------             ------        ------   ------
BALANCE, BEGINNING OF PERIOD.................           --              1,592         1,356      454
Unrealized investment gains (losses) during
  the period.................................         (706)                43           367    1,368
Unrealized investment gains (losses) relating
  to:
  DAC and VOBA...............................          135                 --            --       --
  Deferred income taxes......................          200                (18)         (131)    (466)
Restructuring transaction....................           --               (166)           --       --
                                                   -------             ------        ------   ------
BALANCE, END OF PERIOD.......................      $  (371)            $1,451        $1,592   $1,356
                                                   =======             ======        ======   ======
Net change in unrealized investment gains
  (losses)...................................      $  (371)            $ (141)       $  236   $  902
                                                   =======             ======        ======   ======

  TRADING SECURITIES

     Net investment income for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003 includes $6 million, ($35) million, $44 million and $190 million, respectively, of gains (losses) on securities classified as trading. Of these amounts, ($3) million, $20 million, $78 million and $92 million relate to net gains (losses) recognized on trading securities sold during the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003,

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

respectively. The remaining $9 million, ($55) million, ($34) million and $98 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively, relate to changes in fair value on trading securities held at December 31, 2005, June 30, 2005, December 31, 2004 and December 31, 2003, respectively.

  VARIABLE INTEREST ENTITIES

     As of December 31, 2004, a collateralized debt obligation and a real estate joint venture were consolidated as VIEs. The collateralized debt obligation was sold subsequent to June 30, 2005. The real estate joint venture experienced a reconsideration event that changed the Company's status so that it is no longer the primary beneficiary. The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              ------------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              ------------------------
                                                                             MAXIMUM
                                                                TOTAL      EXPOSURE TO
                                                              ASSETS (1)    LOSS (2)
                                                              ----------   -----------
                                                                   (IN MILLIONS)
Asset-backed securitizations................................    $1,281        $ 69
Real estate joint ventures(3)...............................        97          18
Other limited partnerships(4)...............................     4,055         285
Other investments(5)........................................       200          15
                                                                ------        ----
  Total.....................................................    $5,633        $387
                                                                ======        ====

---------------

(1) The assets of the asset-backed securitizations are reflected at fair value at December 31, 2005. The assets of the real estate joint ventures, other limited partnerships and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnerships and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Other investments include securities that are not asset-backed securitizations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                           SUCCESSOR                        PREDECESSOR
                                -------------------------------   -------------------------------
                                       DECEMBER 31, 2005                 DECEMBER 31, 2004
                                -------------------------------   -------------------------------
                                            CURRENT MARKET OR                 CURRENT MARKET OR
                                                FAIR VALUE                        FAIR VALUE
                                NOTIONAL   --------------------   NOTIONAL   --------------------
                                 AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                --------   ------   -----------   --------   ------   -----------
                                                          (IN MILLIONS)
Interest rate swaps...........  $ 6,540     $356       $ 49       $ 5,702    $   59      $109
Interest rate caps............    2,020       16         --           118         3        --
Financial futures.............       81        2          1         1,339        --        --
Foreign currency swaps........    3,084      429         72         3,219       850        45
Foreign currency forwards.....      488       18          2           431        --         8
Options.......................       --      165          3            --       189        --
Financial forwards............       --       --          2            --         2         2
Credit default swaps..........      957        2          2           415         4         3
                                -------     ----       ----       -------    ------      ----
  Total.......................  $13,170     $988       $131       $11,224    $1,107      $167
                                =======     ====       ====       =======    ======      ====

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 587 and 217 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 73,500 and 115,400 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,420,650 and 1,144,700 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                             SUCCESSOR
                              ------------------------------------------------------------------------
                                                           REMAINING LIFE
                              ------------------------------------------------------------------------
                                         AFTER ONE YEAR   AFTER FIVE YEARS
                              ONE YEAR      THROUGH           THROUGH
                              OR LESS      FIVE YEARS        TEN YEARS       AFTER TEN YEARS    TOTAL
                              --------   --------------   ----------------   ---------------   -------
                                                           (IN MILLIONS)
Interest rate swaps.........   $  942        $2,929            $2,519             $150         $ 6,540
Interest rate caps..........    2,000            20                --               --           2,020
Financial futures...........       81            --                --               --              81
Foreign currency swaps......      535           869             1,616               64           3,084
Foreign currency forwards...      488            --                --               --             488
Credit default swaps........       95           836                26               --             957
                               ------        ------            ------             ----         -------
  Total.....................   $4,141        $4,654            $4,161             $214         $13,170
                               ======        ======            ======             ====         =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches).

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                        SUCCESSOR                            PREDECESSOR
                           -----------------------------------   -----------------------------------
                                    DECEMBER 31, 2005                     DECEMBER 31, 2004
                           -----------------------------------   -----------------------------------
                                             FAIR VALUE                            FAIR VALUE
                           NOTIONAL   ------------------------   NOTIONAL   ------------------------
                            AMOUNT      ASSETS     LIABILITIES    AMOUNT      ASSETS     LIABILITIES
                           --------   ----------   -----------   --------   ----------   -----------
                                                         (IN MILLIONS)
Fair value...............  $    66       $ --         $ --       $ 1,506      $   --        $ 14
Cash flow................      430          2           --         7,560         897         142
Foreign operations.......       --         --           --            25          --          --
Non-qualifying...........   12,674        986          131         2,133         210          11
                           -------       ----         ----       -------      ------        ----
     Total...............  $13,170       $988         $131       $11,224      $1,107        $167
                           =======       ====         ====       =======      ======        ====

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                               SUCCESSOR                 PREDECESSOR
                                            ----------------   --------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                              DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                            ----------------   ----------------   -------------
                                                  2005               2005         2004    2003
                                            ----------------   ----------------   -----   -----
                                                               (IN MILLIONS)
Changes in the fair value of
  derivatives.............................        $--                $(16)        $(21)   $  1
Changes in the fair value of the items
  hedged..................................         --                   5          (12)    (24)
                                                  ---                ----         ----    ----
Net ineffectiveness of fair value hedging
  activities..............................        $--                $(11)        $(33)   $(23)
                                                  ===                ====         ====    ====

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($8) million, ($29) million and ($23) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) interest rate futures to hedge against changes in value of securities to be acquired; and (v) interest rate futures to hedge against changes in interest rates on liabilities to be issued.

     For the six months ended December 31, 2005, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. For the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized net investment gains (losses) of ($5) million, $6 million and ($3) million, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                   SUCCESSOR                 PREDECESSOR
                                                ----------------   --------------------------------
                                                SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                  DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                ----------------   ----------------   -------------
                                                      2005               2005         2004    2003
                                                ----------------   ----------------   -----   -----
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD...............        $ 83               $(6)         $(159)  $(286)
Effect of purchase accounting push down (See
  Note 1).....................................         (83)               --             --      --
                                                      ----               ---          -----   -----
BALANCE, BEGINNING OF PERIOD..................           -                (6)          (159)   (286)
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges............................           1                85            140     112
Amounts reclassified to net investment
  income......................................          --                 4             13      15
                                                      ----               ---          -----   -----
BALANCE, END OF THE PERIOD....................        $  1               $83          $  (6)  $(159)
                                                      ====               ===          =====   =====

     At December 31, 2005, approximately ($5) million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2006.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps and options to hedge portions of its net investment in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded in 2005, 2004 or 2003.

     The Company's consolidated statements of stockholder's equity for the six months ended December 31, 2005 did not include any gains (losses) related to foreign currency contracts used to hedge its net investments in foreign operations. The Company's consolidated statements of stockholder's equity for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, included gains (losses) of $3 million, $1 million and ($6) million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. When substantially all of the net investments in foreign operations are sold or liquidated, the amounts in accumulated other comprehensive income ("AOCI") are reclassified to the consolidated statements of income, while a pro rata portion is reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) RSATs to synthetically create investments; and (vi) basis swaps to better match the cash flows from assets and related liabilities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of ($1) million, ($10) million, ($33) million and ($96) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $40 million and $181 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended December 31, 2004 were gains (losses) of $39 million, ($3) million and $30 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $128 million and $229 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $427 million and $584 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                               DAC      VOBA      TOTAL
                                                              ------   -------   -------
                                                                    (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)....................  $2,044   $   115   $ 2,159
  Capitalization............................................     583        --       583
  Less: amortization........................................     266        14       280
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)..................   2,361       101     2,462
  Capitalization............................................     810        --       810
  Less: amortization........................................     399        11       410
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................   2,772        90     2,862
  Capitalization............................................     426        --       426
  Less: amortization........................................     230         6       236
                                                              ------   -------   -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)......................   2,968        84     3,052
Effect of purchase accounting push down (See Note 1)........  (2,968)    3,406       438
                                                              ------   -------   -------
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................      --     3,490     3,490
                                                              ------   -------   -------
  Capitalization............................................     262        --       262
                                                              ------   -------   -------
  Less: amortization related to:
     Net investment gains (losses)..........................      (4)      (25)      (29)
     Unrealized investment gains (losses)...................     (32)     (103)     (135)
     Other expenses.........................................      17       198       215
                                                              ------   -------   -------
       Total amortization...................................     (19)       70        51
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................  $  281   $ 3,420   $ 3,701
                                                              ======   =======   =======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $320 million in 2006, $313 million in 2007, $296 million in 2008, $278 million in 2009 and $257 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Changes in value of distribution agreements ("VODA") and value of customer relationships acquired ("VOCRA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                              (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................       $--
Effect of purchase accounting push down (See Note 1)........        73
Amortization................................................        --
                                                                   ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................        73
Capitalization..............................................        --
Amortization................................................        (1)
                                                                   ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................       $72
                                                                   ===

     The estimated future amortization expense for the next five years of the value of distribution agreements and customer relationships acquired is $2 million in 2006, $3 million in 2007, $4 million in 2008, $4 million in 2009 and $5 million in 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 81               $50              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (81)               --               --
                                                ----               ---              ---
Balance, beginning of period............          --                50               --
Capitalization..........................          23                33               51
Amortization............................          --                (2)              (1)
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $ 23               $81              $50
                                                ====               ===              ===

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     The following table provides an analysis of the activity in the liability for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
BALANCE, BEGINNING OF PERIOD...........       $ 511               $489         $434    $368
     Less: reinsurance recoverables....        (367)              (347)        (294)   (240)
                                              -----               ----         ----    ----
  Net balance at beginning of period...         144                142          140     128
                                              -----               ----         ----    ----
  Effect of purchase accounting
     pushdown..........................          (7)                --           --      --
  Incurred related to:
     Current period....................          19                 17           22      32
     Prior period......................          (3)                (3)           4       5
                                              -----               ----         ----    ----
       Total incurred..................          16                 14           26      37
                                              -----               ----         ----    ----
  Paid related to:
     Current period....................          (1)                (1)          (1)     (1)
     Prior period......................         (13)               (11)         (23)    (24)
                                              -----               ----         ----    ----
       Total paid......................         (14)               (12)         (24)    (25)
                                              -----               ----         ----    ----
  Net balance at end of period.........         139                144          142     140
     Add: reinsurance recoverables.....         373                367          347     294
                                              -----               ----         ----    ----
BALANCE, END OF PERIOD.................       $ 512               $511         $489    $434
                                              =====               ====         ====    ====

     Claims and claim adjustment expenses associated with prior periods decreased by $3 million for both the six months ended December 31, 2005 and the six months ended June 30, 2005. Claims and claim adjustment expenses associated with prior periods increased by $4 million and $5 million for the years ended December 31, 2004 and 2003, respectively. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for long-term care and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                                     SUCCESSOR                       PREDECESSOR
                                           ------------------------------   ------------------------------
                                                 DECEMBER 31, 2005                DECEMBER 31, 2004
                                           ------------------------------   ------------------------------
                                               IN THE            AT             IN THE            AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                (DOLLARS IN MILLIONS)
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Account value (general and separate
     account)............................     $ 32,772           N/A           $ 30,833           N/A
  Net amount at risk.....................     $    852(1)        N/A(2)        $  1,255(1)        N/A(2)
  Average attained age of
     contractholders.....................     60 years           N/A           59 years           N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                      SUCCESSOR                    PREDECESSOR
                                              -------------------------     -------------------------
                                                  DECEMBER 31, 2005             DECEMBER 31, 2004
                                              -------------------------     -------------------------
                                              SECONDARY       PAID UP       SECONDARY       PAID UP
                                              GUARANTEES     GUARANTEES     GUARANTEES     GUARANTEES
                                              ----------     ----------     ----------     ----------
                                                               (DOLLARS IN MILLIONS)
Account value (general and separate
  account)..................................   $  1,944         N/A          $  1,239         N/A
Net amount at risk..........................   $ 25,795(1)      N/A(1)       $ 15,182(1)      N/A(1)
Average attained age of policyholders.......   57 years         N/A          57 years         N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $3 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $6 million, $5 million and $2 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
Mutual Fund Groupings                                             (IN MILLIONS)
Equity..............................................       $19,969             $17,611
Bond................................................         2,434               2,183
Balanced............................................         2,899               3,250
Money Market........................................           654                 681
Specialty...........................................           621                 649
                                                           -------             -------
  TOTAL.............................................       $26,577             $24,374
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $30,295 million and $28,703 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $943 million and $2,039 million at December 31, 2005 and 2004, respectively. The average interest rates credited on these contracts were 4.5% and 4% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $232 million, $203 million, $375 million and $300 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program, and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $78 billion and $74 billion at December 31, 2005 and 2004, respectively. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. Total variable annuity account balances with GMDB riders were $32.8 billion, of which $12.0 billion, or 36%, was reinsured, and $26.7 billion, of which $12.0 billion, or 45%, was reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When the benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totaled $0.9 billion, of which $0.8 billion, or 89%, is reinsured and $1.3 billion, of which $1.1 billion, or 85%, is reinsured at December 31, 2005 and 2004, respectively.

     TIC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers.

     Effective July 1, 2000, the Company reinsured 90% of its individual long-term care insurance business with General Electric Capital Assurance Company ("GECAC") and its subsidiary in the form of indemnity reinsurance agreements. Written premiums ceded per these agreements were $122 million and $111 million for the six months ended December 31, 2005 and June 30, 2005, respectively. Earned premiums ceded were $119 million and $112 million for the six months ended December 31, and June 30, 2005, respectively. Total written premiums ceded were $224 million and $227 million for the years ending December 31, 2004 and 2003, respectively.

     In accordance with the terms of the reinsurance agreement, GECAC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, no later than July 1, 2008. Effective June 30, 2005, TIC entered into an agreement with CIHC to effectively transfer the remaining results from the long-term care block of business from TIC to CIHC. Under the terms of this agreement, any gains or losses remaining after the terms of the indemnity reinsurance agreement are satisfied, are reimbursable from CIHC for losses, or payable to CIHC for gains. TIC does however retain limited investment exposure related to the reinsured contracts. Citigroup unconditionally guarantees the performance of its subsidiary, CIHC.

     In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed by TIC as a pure captive insurer in order to permit TIC and TLAC to cede 100% of its risk associated with the secondary death benefit guarantee rider on certain universal life contracts. TIC dividended TLARC's stock to CIHC in late 2004. As part of the Acquisition, TLARC became a direct subsidiary of MetLife. See Notes 11 and 16.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                          SUCCESSOR                  PREDECESSOR
                                      -----------------   ----------------------------------
                                      SIX MONTHS ENDED    SIX MONTHS ENDED     YEARS ENDED
                                        DECEMBER 31,          JUNE 30,        DECEMBER 31,
                                      -----------------   ----------------   ---------------
                                            2005                2005          2004     2003
                                      -----------------   ----------------   ------   ------
                                                          (IN MILLIONS)
Direct premiums earned..............        $ 381              $ 466         $1,191   $1,376
Reinsurance ceded...................         (159)              (141)          (280)    (294)
                                            -----              -----         ------   ------
Net premiums earned.................        $ 222              $ 325         $  911   $1,082
                                            =====              =====         ======   ======
Reinsurance recoverables netted
  against policyholder benefits.....        $ 521              $ 264         $  475   $  416
                                            =====              =====         ======   ======

     Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $4,283 million and $3,884 million at December 31, 2005 and 2004, respectively, including $2,772 million and $1,904 million at December 31, 2005 and 2004, respectively, relating to runoff of long-term care business and $1,356 million and $1,489 million at December 31, 2005 and 2004, respectively, relating to reinsurance on the runoff of workers compensation business. Reinsurance premiums and ceded commissions payable included in other liabilities were $49 million and $48 million at December 31, 2005 and 2004, respectively.

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $58                $197         $368    $179
  Foreign..............................         --                   1            1       3
                                               ---                ----         ----    ----
                                                58                 198          369     182
                                               ---                ----         ----    ----
Deferred:
  Federal..............................         40                   7           (8)     58
                                               ---                ----         ----    ----
Provision for income taxes.............        $98                $205         $361    $240
                                               ===                ====         ====    ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $119               $259         $473    $405
Tax effect of:
  Tax exempt investment income.........         (20)               (46)         (86)    (84)
  Tax reserve release..................          --                 --          (23)    (79)
  Other, net...........................          (1)                (8)          (3)     (2)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 98               $205         $361    $240
                                               ====               ====         ====    ====

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................       $2,141              $   756
  Operating lease reserves..........................           13                   47
  Employee benefits.................................            3                  169
  Net unrealized investment losses..................          200                   --
  Capital loss carryforwards........................           92                   --
  Other.............................................           20                  114
                                                           ------              -------
  Total.............................................        2,469                1,086
                                                           ------              -------
Deferred income tax liabilities:
  DAC and VOBA......................................       (1,174)                (785)
  Net unrealized investment gains...................           --                 (763)
  Investments, net..................................          (12)                (832)
  Other.............................................           --                  (77)
                                                           ------              -------
  Total.............................................       (1,186)              (2,457)
                                                           ------              -------
Net deferred income tax asset (liability)...........       $1,283              $(1,371)
                                                           ======              =======

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax asset will be realized.

     Capital loss carryforwards amount to $263 million at December 31, 2005 and will expire in 2010.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its subsidiary, TLAC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company and its subsidiaries filed a consolidated federal income tax return with Citigroup and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement"). Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TIC had $305 million payable to Citigroup at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $932 million. If the entire policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of approximately $326 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. TLAC and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     A former registered representative of Tower Square Securities, Inc. ("Tower Square"), a broker-dealer subsidiary of TIC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and the NASD are also reviewing this matter. Tower Square intends to fully cooperate with the SEC, the NASD and the Connecticut Department of Banking. In the context of the above, two arbitration matters were commenced in 2005 against Tower Square. In one of the matters, defendants include other unaffiliated broker-dealers with whom the registered representative was formerly registered. It is reasonably possible that other actions will be brought regarding this matter. Tower Square intends to defend itself vigorously in all such cases.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies, in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $16 million, and a related asset for premium tax offsets of $9 million, at December 31, 2005, for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease and sublease agreements for office space. Future sublease income is projected to be insignificant. Future minimum gross rental payments are as follows:

                                                                   GROSS
                                                              RENTAL PAYMENTS
                                                              ---------------
                                                               (IN MILLIONS)
2006........................................................        $17
2007........................................................        $17
2008........................................................        $16
2009........................................................        $10
2010........................................................        $ 8
Thereafter..................................................        $ 8

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $715 million and $389 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $339 million and $213 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  OTHER COMMITMENTS

     TIC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston, which is included in equity securities on the Company's balance sheets. TIC has also entered into several funding agreements with the FHLB of Boston whereby TIC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on TIC's residential mortgages and mortgage-backed securities to collateralize TIC's obligations under the funding agreements. TIC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The funding agreements and the related security agreement represented by this blanket lien, provide that upon any event of default by TIC, the FHLB of Boston's recovery is limited to the amount of TIC's liability under the outstanding funding agreements. The amount of the Company's liability for funding agreements with the FHLB of Boston as of December 31, 2005 is $1.1 billion, which is included in policyholder account balances.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII") (formerly Citicorp International Life Insurance Company, Ltd.), an affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII. This guarantee is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. The agreement was terminated as of December 31, 2004, but termination does not affect policies previously guaranteed. Life insurance coverage

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in-force under this guarantee at December 31, 2005 is $447 million. The Company does not hold any collateral related to this guarantee.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     In connection with RSATs, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is $149 million at December 31, 2005. The credit default swaps expire at various times during the next three years.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was $14 million, $28 million and $28 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  RESTRUCTURING TRANSACTIONS

     As described in Note 1, on July 1, 2005, MetLife acquired the Company from Citigroup. Prior to the Acquisition, certain restructuring transactions were required pursuant to the Acquisition Agreement. All restructuring transactions have been recorded at their historical basis. The following transfers to CIHC occurred on June 30, 2005:

          1. All TIC's membership in Keeper Holdings LLC, which holds an interest in CitiStreet LLC;

          2. All TIC's shares of Citigroup Series YYY and YY preferred stock, and all dividends with respect thereto;

          3. All TIC's shares of American Financial Life Insurance Company stock;

          4. All TIC's shares of Primerica stock (See Note 14);

          5. All TIC's obligations in the amount of $105 million, the related deferred income tax assets of $37 million and cash in the amount of $68 million associated with the Connecticut River Plaza lease;

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          6. All owned intellectual property and all trademarks used in connection with products offered only by or through the Company. This includes, but is not limited to, the "umbrella" trademark and umbrella design trademark, and any trademarks which include the terms "citi," "Citi," the arc design and the blue wave design;

          7. All TIC's net obligations in the amount of $443 million related to non-qualified employee benefit plans (including retiree welfare, pension, long-term disability, workers compensation and deferred compensation obligations) and associated assets consisting of $191 million in cash, and other assets, including a deferred income tax asset, totaling $252 million;

          8. All TIC's obligations and rights related to future gains and losses under all policies providing long-term care benefits;

          9. All tax liabilities for potential audit liabilities for federal and state income taxes and other taxes of approximately $78 million with respect to pre-Acquisition tax periods as the Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the closing date.

     The Connecticut Insurance Department (the "Department") approved the special dividend of all TIC's ownership interests and obligations as included in items 1 through 6, 8 and 9 as set forth above. Restructuring transaction item 7, as set forth above, was accounted for as an asset/liability transfer, and did not require approval from the Department. The consolidated financial statements of the Company include the results of operations related to the aforementioned restructuring transactions through the date of distribution, other than Primerica which has been reported as discontinued operations.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TIC and TLAC are each permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of
(i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TIC and TLAC will each be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. TIC paid cash dividends to its former parent, CIHC, of $675 million in 2005, $773 million in 2004 and $545 million in 2003. A portion of the cash dividend paid in 2005 was considered an extraordinary dividend and was approved by the Department. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TIC and TLAC through June 30, 2007 require prior approval of the Commissioner. TIC and TLAC have not paid any dividends since the Acquisition Date.

     On December 15, 2004, the Company dividended all of the issued and outstanding shares of TLARC to CIHC. TLARC was valued at $250,000 and was considered to be an ordinary dividend. At Acquisition, TLARC was sold by Citigroup to MetLife.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 1, in connection with the Acquisition Agreement, several restructuring transactions requiring regulatory approval were completed prior to the sale. TIC received regulatory approval from the Commissioner to complete the restructuring transactions via dividend, and to pay its dividends.

     In connection with the restructuring transactions as discussed in Note 10, the Company's additional paid-in capital ("APIC"), retained earnings and accumulated other comprehensive income were impacted as follows:

                                                                   PREDECESSOR
                                                            --------------------------
                                                                  JUNE 30, 2005
                                                            --------------------------
                                                                      RETAINED
                                                             APIC     EARNINGS   AOCI
                                                            -------   --------   -----
                                                                  (IN MILLIONS)
RESTRUCTURING TRANSACTIONS
Keeper Holdings LLC.......................................  $    (8)  $   (26)   $  --
Citigroup Series YYY preferred stock......................   (2,225)       --       --
Citigroup Series YY preferred stock.......................     (596)       --       --
Stock of American Financial Life Insurance Company........     (218)      210       --
Stock of Primerica Life Insurance Company.................   (1,100)   (3,150)    (166)
Deferred tax liabilities YYY and YY preferred stock.......      974        --       --
Tax Liabilities...........................................       78        --       --
                                                            -------   -------    -----
  Total impact............................................  $(3,095)  $(2,966)   $(166)
                                                            =======   =======    =====

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TIC and TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TIC and TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant assets not admitted by TIC and TLAC are net deferred tax assets resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory net income of TIC, a Connecticut domiciled insurer, was $1,080 million, $975 million and $935 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $4,081 million and $7,886 million at December 31, 2005 and 2004, respectively.

     Statutory net income (loss) of TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                 SUCCESSOR                  PREDECESSOR
                                              ----------------   ---------------------------------
                                              SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                              ----------------   ----------------   --------------
                                                    2005               2005         2004     2003
                                              ----------------   ----------------   -----   ------
                                                                 (IN MILLIONS)
Holding (losses) gains on investments
  arising during the period.................      $  (517)            $ 125         $ 418   $1,412
Income tax effect of holding gains
  (losses)..................................          181               (47)         (149)    (482)
                                                  -------             -----         -----   ------
Reclassification adjustments:
  Recognized holding (gains) losses included
     in current period income...............         (270)              (53)           (2)      18
  Amortization of premiums and accretion of
     discounts associated with
     investments............................           81               (29)          (49)     (62)
  Income tax effect of reclassification
     adjustments............................           66                29            18       16
                                                  -------             -----         -----   ------
       Total reclassification adjustments...         (123)              (53)          (33)     (28)
Allocation of holding losses on investments
  relating to other policyholder amounts....          135                --            --       --
Income tax effect of allocation of holding
  loss......................................          (47)               --            --       --
Unrealized investment gains (losses) of
  subsidiary at date of restructuring.......           --              (166)           --       --
                                                  -------             -----         -----   ------
Net unrealized investment gains (losses)....         (371)             (141)          236      902
Foreign currency translation adjustments
  arising during the period.................            2                --             1        4
Effect of transfer of Primerica ............           --               166            --       --
                                                  -------             -----         -----   ------
       Other comprehensive income
          (losses)..........................      $  (369)            $  25         $ 237   $  906
                                                  =======             =====         =====   ======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  86              $  72         $ 143   $ 121
Commissions..........................         236                309           606     465
Amortization of DAC and VOBA.........         186                236           410     280
Capitalization of DAC................        (262)              (426)         (810)   (583)
Rent, net of sublease income.........           7                  3            12      11
Minority interest....................           1                 --            --      --
Other................................         129                246           401     263
                                            -----              -----         -----   -----
  Total other expenses...............       $ 383              $ 440         $ 762   $ 557
                                            =====              =====         =====   =====

13.  BUSINESS SEGMENT INFORMATION

     Historically, the Company was organized into two operating segments, Travelers Life and Annuity ("TL&A") and Primerica. On June 30, 2005, in anticipation of the Acquisition, all of the Company's interests in Primerica were distributed via dividend to CIHC. See Notes 10 and 14. As a result, at June 30, 2005, the operations of Primerica were reclassified into discontinued operations and the segment was eliminated, leaving a single operating segment, TL&A.

     On the Acquisition Date, MetLife reorganized the Company's operations into two operating segments, Institutional and Individual, as well as Corporate & Other, so as to more closely align the acquired business with the manner in which MetLife manages its existing businesses. The Institutional segment includes group life insurance and retirement & savings products and services. The Individual segment includes a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Corporate & Other contains the excess capital not allocated to the business segments and run-off businesses, as well as expenses associated with certain legal proceedings. Corporate & Other also includes the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates capital to each segment based upon an internal capital allocation system used by MetLife that allows MetLife and the Company to effectively manage its capital. The Company evaluates the performance of each operating segment based upon net income excluding certain net investment gains (losses), net of income taxes, and adjustments related to net investment gains (losses), net of income taxes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003. Segment results for periods prior to the Acquisition Date have been restated to reflect segment results in conformity with MetLife's segment presentation. The revised presentation conforms to the manner in which the Company manages and assesses its business. While the prior period presentations have been prepared using the classification of products in conformity with MetLife's segment presentation, they do not reflect the segment results using MetLife's method of capital allocation which allocates capital to each segment based upon an internal capital allocation system as described in the preceding paragraph. In periods prior to the Acquisition Date, earnings on capital were allocated to segments based upon a statutory risk based capital allocation method which resulted in less capital being allocated to the segments and more being retained at Corporate & Other. As it was impracticable to retroactively reflect the impact of applying MetLife's economic capital model on periods prior to the Acquisition Date, they were not restated for this change.

                                                                        SUCCESSOR
                                                    --------------------------------------------------
AS OF OR FOR THE SIX MONTHS ENDED                                                CORPORATE &
DECEMBER 31, 2005                                   INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------------                   -------------   ----------   -----------   -------
                                                                      (IN MILLIONS)
Premiums..........................................     $   116       $    93       $    13     $   222
Universal life and investment-type product policy
  fees............................................          17           425            --         442
Net investment income.............................         711           381           124       1,216
Other revenues....................................          10            45             2          57
Net investment gains (losses).....................         (87)          (99)           (2)       (188)
Policyholder benefits and claims..................         324           177            22         523
Interest credited to policyholder account
  balances........................................         303           201            --         504
Other expenses....................................          30           367           (14)        383
Income from continuing operations before provision
  for income taxes................................         111            99           129         339
Net income........................................          73            86            82         241
Total assets......................................      36,751        52,048        10,672      99,471
DAC and VOBA......................................         161         3,540            --       3,701
Goodwill..........................................         305           159           392         856
Separate account assets...........................       3,177        28,061            --      31,238
Policyholder liabilities..........................      28,340        18,705         4,305      51,350
Separate account liabilities......................       3,177        28,061            --      31,238

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     --------------------------------------------------
FOR THE SIX MONTHS ENDED                                                          CORPORATE &
JUNE 30, 2005                                        INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
------------------------                             -------------   ----------   -----------   -------
                                                                       (IN MILLIONS)
Premiums...........................................     $   206       $   102       $   17      $   325
Universal life and investment-type product policy
  fees.............................................          33           373           --          406
Net investment income..............................         778           547          283        1,608
Other revenues.....................................          (1)           66           48          113
Net investment gains (losses)......................         (10)           (3)          39           26
Policyholder benefits and claims...................         448           131           20          599
Interest credited to policyholder account
  balances.........................................         380           318           --          698
Other expenses.....................................          20           392           28          440
Income from continuing operations before provision
  for income taxes.................................         158           244          339          741
Income from discontinued operations, net of income
  taxes............................................          --            --          240          240
Net income.........................................         103           173          500          776

                                                                       PREDECESSOR
                                                   ---------------------------------------------------
AS OF OR FOR THE YEAR ENDED                                                     CORPORATE &
DECEMBER 31, 2004                                  INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------                        -------------   ----------   -----------   --------
                                                                      (IN MILLIONS)
Premiums.........................................     $   719       $   158       $    34     $    911
Universal life and investment-type product policy
  fees...........................................          73           617            --          690
Net investment income............................       1,443         1,027           542        3,012
Other revenues...................................           5           118            84          207
Net investment gains (losses)....................         (19)           24             4            9
Policyholder benefits and claims.................       1,190           182            39        1,411
Interest credited to policyholder account
  balances.......................................         688           617            --        1,305
Other expenses...................................          40           656            66          762
Income from continuing operations before
  provision for income taxes.....................         303           489           559        1,351
Income from discontinued operations, net of
  income taxes...................................          --            --           491          491
Net income.......................................         197           370           914        1,481
Total assets.....................................      32,837        48,343        24,663      105,843
DAC and VOBA.....................................         222         2,627            13        2,862
Goodwill.........................................          --           101            95          196
Separate account assets..........................       3,509        27,233            --       30,742
Policyholder liabilities.........................      26,809        16,506         3,718       47,033
Separate account liabilities.....................       3,509        27,233            --       30,742

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     -------------------------------------------------
FOR THE YEAR ENDED                                                                CORPORATE &
DECEMBER 31, 2003                                    INSTITUTIONAL   INDIVIDUAL      OTHER      TOTAL
------------------                                   -------------   ----------   -----------   ------
                                                                       (IN MILLIONS)
Premiums...........................................     $  921          $126         $ 35       $1,082
Universal life and investment-type product policy
  fees.............................................         69           462           --          531
Net investment income..............................      1,268           950          525        2,743
Other revenues.....................................         --            74           69          143
Net investment gains (losses)......................         (6)          (34)          72           32
Policyholder benefits and claims...................      1,368           153           47        1,568
Interest credited to policyholder account
  balances.........................................        650           598           --        1,248
Other expenses.....................................         41           456           60          557
Income from continuing operations before provision
  for income taxes.................................        193           371          594        1,158
Income from discontinued operations, net of income
  taxes............................................         --            --          440          440
Net income.........................................        126           306          926        1,358

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues. Substantially all of the Company's revenues originated in the United States.

14.  DISCONTINUED OPERATIONS

     As described in Note 1, and in accordance with the Acquisition Agreement, Primerica, a former operating segment of the Company, was distributed in the form of a dividend to CIHC on June 30, 2005.

     In accordance with SFAS No. 144 the distribution of Primerica by dividend to CIHC qualifies as a disposal by means other than a sale. As such, Primerica was treated as continuing operations until the date of disposal and, upon the date of disposal, the results from the operations were reclassified as discontinued operations for all periods presented.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following summarizes Primerica's financial information:

                                                                 PREDECESSOR
                                                      ----------------------------------
                                                      SIX MONTHS ENDED     YEARS ENDED
                                                          JUNE 30,        DECEMBER 31,
                                                      ----------------   ---------------
                                                            2005          2004     2003
                                                      ----------------   ------   ------
                                                                (IN MILLIONS)
Revenues from discontinued operations...............        $900         $1,770   $1,660
Expenses from discontinued operations...............         539          1,038      989
                                                            ----         ------   ------
Income from discontinued operations before provision
  for income taxes..................................         361            732      671
Provision for income taxes..........................         121            241      231
                                                            ----         ------   ------
  Income from discontinued operations, net of income
     taxes..........................................        $240         $  491   $  440
                                                            ====         ======   ======

     The following is a summary of Primerica's assets and liabilities at:

                                                                PREDECESSOR
                                                               -------------
                                                               DECEMBER 31,
                                                                   2004
                                                               -------------
                                                               (IN MILLIONS)
ASSETS
Investments.................................................      $ 5,891
Cash and cash equivalents...................................           31
Premiums and other receivables..............................          844
Deferred policy acquisition costs...........................        2,177
Other assets................................................          492
Separate account assets.....................................          584
                                                                  -------
Total assets held-for-sale..................................      $10,019
                                                                  =======

LIABILITIES
Future policy benefits......................................      $ 3,545
Deferred income taxes payable...............................          849
Other liabilities...........................................          767
Separate account liabilities................................          584
                                                                  -------
Total liabilities held-for-sale.............................      $ 5,745
                                                                  =======

     Primerica Financial Services, Inc. ("PFS"), a former affiliate, was a distributor of products for the Company. PFS or its affiliates sold $473 million, $983 million and $714 million of individual annuities for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to PFS were $19 million, $75 million and $58 million for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively.

     Included in investments above is a $391 million investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2005                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $48,162     $ 48,162
  Trading securities........................................             $   452     $    452
  Equity securities.........................................             $   421     $    421
  Mortgage and consumer loans...............................             $ 2,094     $  2,087
  Policy loans..............................................             $   881     $    881
  Short-term investments....................................             $ 1,486     $  1,486
  Cash and cash equivalents.................................             $   521     $    521
  Mortgage loan commitments.................................    $339     $    --     $     (2)
  Commitments to fund partnership investments...............    $715     $    --     $     --
Liabilities:
  Policyholder account balances.............................             $28,851     $ 27,795
  Payables for collateral under securities loaned and other
     transactions...........................................             $ 8,750     $  8,750

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2004                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $ 42,621    $ 42,621
  Trading securities........................................             $  1,346    $  1,346
  Equity securities.........................................             $    374    $    374
  Mortgage and consumer loans...............................             $  2,124    $  2,197
  Policy loans..............................................             $  1,084    $  1,084
  Short-term investments....................................             $  3,502    $  3,502
  Cash and cash equivalents.................................             $    215    $    215
  Mortgage loan commitments.................................    $213     $     --    $     --
  Commitments to fund partnership investments...............    $389     $     --    $     --
Liabilities:
  Policyholder account balances.............................             $ 29,601    $ 29,769
  Payables for collateral under securities loaned and other
     transactions...........................................             $  2,215    $  2,215

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities, trading securities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

16.  RELATED PARTY TRANSACTIONS

     During 1995, Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, acquired 100% of the group life business of TIC. The Company's consolidated balance sheet includes a reinsurance receivable related to this business of $387 million at December 31, 2005 and $409 million at December 31, 2004. Ceded premiums related to this business were $1 million for both the six

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

months ended December 31, 2005 and June 30, 2005. Ceded benefits related to this business were $11 million and $13 million, for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In December 2004, TIC and TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $48 million. Fees associated with this contract, included within other expenses, were $1 million and $40 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TIC's and TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate. Reinsurance recoverables, under these agreements with RGA, were $47 million and $30 million at December 31, 2005 and 2004, respectively. Ceded premiums earned, universal life fees and benefits incurred were $4 million, $34 million and $54 million, respectively, for the six months ended December 31, 2005 and $5 million, $18 million and $28 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, the Company had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of ($1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, the Company sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid Citigroup and its subsidiaries $22 million, $41 million and $55 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively, for these services.

     The Company has received reimbursements from Citigroup and its former affiliates related to the Company's increased benefit and lease expenses after the spin-off of Travelers Property and Casualty, a former affiliate of the Company and Citigroup. These reimbursements totaled $8 million, $27 million and $34 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     At December 31, 2004, the Company maintained a short-term investment pool in which its insurance affiliates participated. The position of each company participating in the pool is calculated and adjusted daily. The Company's pool amounted to $3.3 billion at December 31, 2004.

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets, Inc., of $342 million for the year ended December 31, 2004.

     Included in other invested assets was a $2.8 billion investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost. Dividends received on these investments were $84 million and $203 million for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. The dividends received in 2005 were subsequently distributed back to Citigroup as part of the restructuring transactions prior to the Acquisition. See Note 10.

     The Company had investments in an affiliated joint venture, Tishman Speyer, of $93 million at December 31, 2004. Income of $99 million, $54 million and $19 million was earned on these investments for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the ordinary course of business, the Company purchased and sold securities through affiliated broker-dealers, including Smith Barney. These transactions were conducted on an arm's-length basis. Amounts due to Smith Barney were $364 million at December 31, 2004. The Company marketed deferred annuity products and life insurance through its affiliate, Smith Barney. Annuity products related to these products were $345 million, $877 million $835 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Life premiums were $55 million, $138 million and $115 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to Smith Barney were $33 million, $72 million and $70 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. The Company also marketed individual annuity and life insurance through its affiliated broker-dealers. Deposits received from affiliated broker-dealers were $1.1 billion, $2.0 billion and $1.8 billion in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to affiliated broker-dealers were $45 million, $90 million and $83 million in the six months ended June 30, 2005 and in 2004 and 2003, respectively.

17.  SUBSEQUENT EVENT

     On February 14, 2006, TIC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Insurance Company (the "Charter Amendment"). The Charter Amendment changes the name of TIC to "MetLife Insurance Company of Connecticut" and is effective on May 1, 2006.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005

                                 (IN MILLIONS)

                                                                        SUCCESSOR
                                                     -----------------------------------------------
                                                                                        AMOUNT AT
                                                          COST OR        ESTIMATED    WHICH SHOWN ON
                                                     AMORTIZED COST(1)   FAIR VALUE   BALANCE SHEET
                                                     -----------------   ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities...............       $ 6,153         $ 6,112        $ 6,112
     State and political subdivision securities....           632             607            607
     Foreign government securities.................           472             487            487
     Public utilities..............................         2,590           2,546          2,546
     Convertibles and bonds with warrants
       attached....................................             1               1              1
     All other corporate bonds.....................        19,520          19,107         19,107
  Residential and commercial mortgage-backed, and
     other asset-backed securities.................        19,443          19,266         19,266
  Redeemable and preferred stock...................            37              36             36
                                                          -------         -------        -------
     Total fixed maturities........................        48,848         $48,162         48,162
                                                          -------         =======        -------
Trading Securities.................................           457         $   452            452
                                                                          =======
Equity Securities:
  Common stocks:
     Banks, trust and insurance companies..........             1               1              1
     Industrial, miscellaneous and all other.......            96              97             97
  Non-redeemable preferred stocks..................           327             323            323
                                                          -------         -------        -------
     Total equity securities.......................           424         $   421            421
                                                          -------         =======        -------
Mortgage and consumer loans........................         2,094                          2,094
Policy loans.......................................           881                            881
Real estate and real estate joint ventures.........            96                             96
Other limited partnership interests................         1,248                          1,248
Short-term investments.............................         1,486                          1,486
Other invested assets..............................         1,029                          1,029
                                                          -------                        -------
     Total investments.............................       $56,563                        $55,869
                                                          =======                        =======

---------------

(1) The Company's trading securities portfolio is mainly comprised of fixed maturities. Cost for fixed maturities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND DECEMBER 31, 2004 (PREDECESSOR)

                                 (IN MILLIONS)

                                                   DAC        FUTURE POLICY      POLICYHOLDER
                                                   AND     BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                            VOBA    POLICYHOLDER FUNDS      BALANCES     REVENUE (1)
-------                                           ------   -------------------   ------------   -----------
AS OF DECEMBER 31, 2005 (SUCCESSOR)
Institutional...................................  $  161         $11,880           $16,460         $  1
Individual......................................   3,540           2,179            16,526           21
Corporate & Other...............................      --           4,305                --           --
                                                  ------         -------           -------         ----
                                                  $3,701         $18,364           $32,986         $ 22
                                                  ======         =======           =======         ====

AS OF DECEMBER 31, 2004 (PREDECESSOR)
Institutional...................................  $  222         $ 8,011           $18,798         $ 17
Individual......................................   2,627           1,549            14,957          206
Corporate & Other...............................      13           3,718                --           --
                                                  ------         -------           -------         ----
                                                  $2,862         $13,278           $33,755         $223
                                                  ======         =======           =======         ====

---------------

(1) Amounts are included in other policyholder funds column for successor and in other liabilities for predecessor.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR)
                        AND JUNE 30, 2005 (PREDECESSOR)
          AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)

                                 (IN MILLIONS)

                            PREMIUM                  POLICYHOLDER   AMORTIZATION OF
                            REVENUES       NET       BENEFITS AND    DAC AND VOBA       OTHER         PREMIUMS
                           AND POLICY   INVESTMENT     INTEREST       CHARGED TO      OPERATING       WRITTEN
SEGMENT                       FEES        INCOME       CREDITED     OTHER EXPENSES    EXPENSES    (EXCLUDING LIFE)
-------                    ----------   ----------   ------------   ---------------   ---------   ----------------
FOR THE SIX MONTHS ENDED
DECEMBER 31, 2005 (SUCCESSOR)
Institutional............    $  133       $  711        $  627           $  1           $ 29            $ --
Individual...............       518          381           378            185            182              --
Corporate & Other........        13          124            22             --            (14)             --
                             ------       ------        ------           ----           ----            ----
                             $  664       $1,216        $1,027           $186           $197            $ --
                             ======       ======        ======           ====           ====            ====
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Institutional............    $  239       $  778        $  828           $  4           $ 16            $206
Individual...............       475          547           449            231            162              62
Corporate & Other........        17          283            20              1             27              17
                             ------       ------        ------           ----           ----            ----
                             $  731       $1,608        $1,297           $236           $205            $285
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Institutional............    $  792       $1,443        $1,878           $  7           $ 33            $719
Individual...............       775        1,027           799            401            255              72
Corporate & Other........        34          542            39              2             64              34
                             ------       ------        ------           ----           ----            ----
                             $1,601       $3,012        $2,716           $410           $352            $825
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Institutional............    $  990       $1,268        $2,018           $ 12           $ 29            $921
Individual...............       588          950           751            266            190              25
Corporate & Other........        35          525            47              2             58              35
                             ------       ------        ------           ----           ----            ----
                             $1,613       $2,743        $2,816           $280           $277            $981
                             ======       ======        ======           ====           ====            ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
         AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED
                      DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                % AMOUNT
                                                        GROSS                           NET     ASSUMED
                                                        AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                       --------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED
  DECEMBER 31, 2005 (SUCCESSOR)
Life insurance in-force..............................  $109,333   $78,438   $   --    $30,895      --%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    237   $    34   $   --    $   203      --%
  Accident and health................................       144       125       --         19      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    381   $   159   $   --    $   222      --%
                                                       ========   =======   ======    =======
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Insurance Premium:
  Life insurance.....................................  $    335   $    27   $   --    $   308      --%
  Accident and health................................       129       112       --         17      --%
  Property and casualty insurance....................         2         2       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    466   $   141   $   --    $   325      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Life insurance in-force..............................  $100,794   $73,575   $3,313    $30,532    10.9%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    927   $    51   $   --    $   876      --%
  Accident and health................................       263       228       --         35      --%
  Property and casualty insurance....................         1         1       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,191   $   280   $   --    $   911      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Life insurance in-force..............................  $ 89,443   $62,957   $3,362    $29,848    11.3%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $  1,086   $    40   $   --    $ 1,046      --%
  Accident and health................................       269       233       --         36      --%
  Property and casualty insurance....................        21        21       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,376   $   294   $   --    $ 1,082      --%
                                                       ========   =======   ======    =======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                                 ONE CITYPLACE
                               185 ASYLUM STREET

                       HARTFORD, CONNECTICUT 06103-3415


 MIC-Book-49-50-51-79-92-98                                          May 2006

                                    PART C

                               OTHER INFORMATION


ITEM 26. EXHIBITS



EXHIBIT
LETTER  DESCRIPTION
------- -----------
  a. Resolution of the Board of Directors of The Travelers Insurance Company authorizing the establishment of the Registrant.
        (Incorporated herein by reference to Exhibit 1 to the Registration Statement on S-6, File No. 333-71349, filed January 28, 1999.)

  b.    Not Applicable.

 c.1. Underwriting Contracts.(Incorporated herein by reference to Exhibit c.1. to Post-Effective Amendment No. 3 to the Travelers Fund UL for Variable Life Insurance Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

 c.2. Selling Agreement. (Incorporated herein by reference to Exhibit c.2 to Post-Effective Amendment No. 4 to the Registration Statement on
        Form N-6, File No. 333-94779, filed April 24, 2003.)

 c.3. Specimen Selling Agreement. (Incorporated herein by reference to Exhibit 3(B) to Post-Effective Amendment No. 14 to the Travelers Fund ABD Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

 d.1. Variable Life Insurance Contracts. (Incorporated here in by reference to Exhibit d.1 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-71349, filed February 14,
        2003.)

 d.2. Term Insurance Rider. (Incorporated here in by reference to Exhibit d.2 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)

 d.3. Name Change Endorsement. (Incorporated here in by reference to Exhibit 4(c). to Post-Effective Amendment No. 14 to the Travelers Fund ABD Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

  e. Application for Variable Life Insurance Contracts. (Incorporated here in by reference to Exhibit e to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)

 f.1. Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Travelers Separate Account TM for Variable Annuities Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

 f.2. By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Travelers Separate Account TM for Variable Annuities Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

 f.3. Certificate of Amendment to the Charter for The Travelers Insurance Company, as effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4 , File No. 033-65343 filed April 6, 2006.)

  g. Reinsurance Contract. (Incorporated here in by reference to Exhibit g to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)

 h.1. Form of Participation Agreement. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Travelers Fund UL for Variable Life Insurance Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

 h.2. Administrative Contract. (Incorporated here in by reference to Exhibit h.2 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)

h. 3. Participation Agreement with Metropolitan Series Fund (Incorporated here in by reference to Exhibit 8(b) to Post-Effective Amendment No. 14 to the Travelers Fund ABD Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

h. 4. Participation Agreement with Met Investors Series Trust (Incorporated here in by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to the Travelers Fund ABD Registration Statement on Form N-4,
      File No. 033-65343, filed April 6, 2006.)

 j.   None.

 k. Opinion of counsel as to the legality of the securities being registered. (Incorporated herein by reference to Exhibit K to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-113533, filed May 26, 2004.)

 l. Actuarial Representation Letter. (Incorporated herein by reference to Exhibit l to Post-Effective Amendment No. 10 to the Registration Statement on Form N-6, File No. 333-71349, filed April 11, 2006.)

 m.   Calculations. Filed herewith.

n. 1. Other Opinions. Consent of KPMG, LLP, Independent Registered Public Accounting Firm. Filed herewith.

n. 2. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. Filed herewith.

 o.   Omitted Financial Statements. Not applicable.

 p.   Initial Capital Agreements. Not applicable.

 q. Redeemability Exemption. (Incorporated herein by reference to Exhibit q to Post-Effective Amendment No. 7 to the Registration Statement on Form N-6, File No. 333-71349, filed April 28, 2005.)

 r.   Powers of Attorney authorizing Michele H. Abate, Thomas S. Clark,
      John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift to act as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 10 to the TIC Separate Account
      Eleven for Variable Annuities Registration Statement on Form N-4,
      File No. 333-101778, filed September 20, 2005).

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL       POSITIONS AND OFFICES
BUSINESS ADDRESS         WITH INSURANCE COMPANY
------------------       ----------------------
C. Robert Henrikson      Director, Chairman, President and Chief Executive
                         Officer

Leland C. Launer, Jr.    Director

Lisa M. Weber            Director

Steven A. Kandarian      Executive Vice President and Chief Investment Officer

James L. Lipscomb        Executive Vice President and General Counsel

Gwenn L. Carr            Senior Vice President and Secretary

Michael K. Farrell       Senior Vice President

Hugh C. McHaffie         Senior Vice President

Joseph J. Prochaska, Jr. Senior Vice President and Chief Accounting Officer

Stanley J. Talbi         Senior Vice President and Chief Financial Officer

Anthony J. Williamson    Senior Vice President and Treasurer



PRINCIPAL BUSINESS ADDRESS:

   The principal business address of each person shown above is MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101, except that the principal business address for Steven A. Kandarian and Michael K. Farrell is 10 Park Avenue, Morristown, NJ 07962.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Travelers Insurance Company under Connecticut insurance law. The Registrant and Depositor are ultimatey controlled by MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 29. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.


The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter, as well as certain other subsidiaries of MetLife are covered.


RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITER

(a) Travelers Distribution LLC
    One Cityplace
    Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b) NAME AND PRINCIPAL       POSITIONS AND OFFICES
    BUSINESS ADDRESS         WITH UNDERWRITER
    ------------------       ---------------------
    Leslie Sutherland        President

    Steven J. Brash          Vice President

    Debora L. Buffington *   Vice President, Director of Compliance

    Charles M. Deuth         Vice President, National Accounts

    Anthony J. Dufault *     Vice President

    James R. Fitzpatrick *   Vice President

    Elizabeth M. Forget **   Vice President and Chief Marketing Officer

    Helayne F. Klier **      Vice President

    Paul M. Kos *            Vice President

    Paul A. LaPiana *        Vice President, Life Insurance Distribution
                             Division

    Richard C. Pearson *     Vice President and Secretary

    John E. Petersen ***     Vice President

    Robert H. Petersen ***** Vice President and Chief Financial Officer

    Deron J. Richens *       Vice President

    Paul A. Smith            Vice President

    Cathy Sturdivant *       Vice President

    Paulina Vakouros **      Vice President

    Edward C. Wilson *       Vice President and Chief Distribution
                             Officer

    Anthony J. Williamson    Treasurer

    Michael K. Farrell ****  Manager

    William J. Toppeta       Manager



Unless otherwise noted, the principal business address of each person shown above is:

MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101

*     MetLife Investors, 5 Park Plaza, Suite 900, Irvine, CA 92614
**    MetLife, 260 Madison Avenue, New York, NY 10016
***   MetLife, 13045 Tesson Ferry Road, St. Louis, MO 63128
****  MetLife, 10 Park Avenue, Morristown, NJ 07962
***** MetLife, 485-E US Highway 1 South, 4th floor, Iselin, NJ 08830

(c)



                                                    (3)
                                 (2)          COMPENSATION ON
           (1)             NET UNDERWRITING EVENTS OCCASIONING      (4)         (5)
    NAME OF PRINCIPAL       DISCOUNTS AND   THE DEDUCTION OF A   BROKERAGE     OTHER
       UNDERWRITER           COMMISSIONS    DEFERRED SALES LOAD COMMISSIONS COMPENSATION
-------------------------- ---------------- ------------------- ----------- ------------
Travelers Distribution LLC   $17,728,827            --              --           --



Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.


ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

(1) The Travelers Insurance Company
    One Cityplace
    Hartford, Connecticut 06103-3415

ITEM 32. MANAGEMENT SERVICES

Not Applicable.

ITEM 33. FEE REPRESENTATION

The Company hereby represents that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 5th day of April, 2006.



                                              THE TRAVELERS FUND UL III FOR
                                              VARIABLE LIFE INSURANCE
                                                      (Registrant)

                                              THE TRAVELERS INSURANCE COMPANY
                                                      (Depositor)

                                              By: /s/ Hugh C. McHaffie
                                                  -----------------------------
                                                  Hugh C. McHaffie
                                                  Senior Vice President



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 5th day of April, 2006.



 *C. ROBERT HENRIKSON                   Director, Chairman, President and
 -------------------------------------  Chief Executive Officer
 (C. Robert Henrikson)

 *STANLEY J. TALBI                      Senior Vice President and Chief
 -------------------------------------  Financial Officer
 (Stanley J. Talbi)

 *JOSEPH J. PROCHASKA, JR.              Senior Vice President and
 -------------------------------------  Chief Accounting Officer
 (Joseph J. Prochaska, Jr.)

 *LELAND C, LAUNER, JR.                 Director
 -------------------------------------
 (Leland C. Launer, Jr.)

 *LISA M. WEBER                         Director
 -------------------------------------
 (Lisa M. Weber)



*By: /s/ John E. Connolly, Jr.
     -------------------------
     John E. Connolly, Jr.,
     Attorney-in-fact



* The Travelers Insurance Company. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 10 to the TIC Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005.

                                 EXHIBIT INDEX



EXHIBIT
LETTER  DESCRIPTION
------- -----------
  m.    Calculations.

 n. 1.  Consent of KPMG LLP, Independent Registered Public Accounting
        Firm.

 n. 2. Consent of Deloitte & Touche LLP, Independent Registered Public Accouting Firm